                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Pre-Effective Amendment No.                                              / /
                               ---------

Post-Effective Amendment No.       13    (File No. 333-101051)           /X/
                               ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             22       (File No. 811-07511)         /X/
                               ---------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 2
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany NY                             12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)            (Zip Code)

Depositor's Telephone Number, including Area Code              (612) 671-2237
--------------------------------------------------------------------------------

     Eric Marhoun, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on June 19, 2006 pursuant to paragraph  (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses filed electronically herewith are not intended to supersede the RiverSource Innovations(SM) Variable Annuity prospectus filed with Post-Effective Amendment No. 12 to Registration Statement No. 333-101051, filed on or about April 28, 2006.

PROSPECTUS


JUNE 19, 2006


RIVERSOURCE

ENDEAVOR SELECT(SM) VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


ISSUED BY: AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)

           20 Madison Avenue Extension
           P.O. Box 5555
           Albany, NY 12205-0555
           Telephone: (800) 504-0469
           (Home Office)
           ACL VARIABLE ANNUITY ACCOUNT 2

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AIM Variable Insurance Funds, Series II Shares                       Goldman Sachs Variable Insurance Trust (VIT)
AllianceBernstein Variable Products Series Fund, Inc. (Class B)      MFS(R) Variable Insurance Trust(SM) - Service Class
American Century(R) Variable Portfolios, Inc., Class II              Oppenheimer Variable Account Funds, Service Shares
Columbia Funds Variable Insurance Trust                              Putnam Variable Trust - Class IB Shares
Dreyfus Investment Portfolios, Service Share Class                   RiverSource(SM) Variable Portfolio Funds
Dreyfus Variable Investment Fund, Service Share Class                   (previously American Express(R) Variable Portfolio Funds)
Fidelity(R) Variable Insurance Products Service Class 2              The Universal Institutional Funds, Inc., Class II Shares
Franklin(R) Templeton(R) Variable Insurance Products                 Van Kampen Life Investment Trust Class II Shares
   Trust (FTVIPT) - Class 2                                          Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.


Contracts purchased prior to June 19, 2006 with a seven-year withdrawal charge schedule receive a purchase payment credit for each payment made to the contract. Purchase payment credits are not available on contracts purchased on or after June 19, 2006. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit. The credits may be reversed in certain circumstances. (See "Buying Your Contract -- Purchase Payment Credits.") Purchase payment credits are not available for contracts with a five-year withdrawal charge schedule.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated May 1, 2006, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract and optional benefits. Your actual contract and any riders or endorsements are the controlling documents. American Centurion Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                      AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  1

American Centurion Life offers several different annuities which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may prohibit their investment professionals from offering the contract and/or optional benefits described herein to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described herein by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.

TABLE OF CONTENTS

KEY TERMS ...............................................................................     3
THE CONTRACT IN BRIEF ...................................................................     5
EXPENSE SUMMARY .........................................................................     7

CONDENSED FINANCIAL INFORMATION (UNAUDITED) .............................................    13

FINANCIAL STATEMENTS ....................................................................    13
THE VARIABLE ACCOUNT AND THE FUNDS ......................................................    13

THE FIXED ACCOUNT .......................................................................    23
BUYING YOUR CONTRACT ....................................................................    25
CHARGES .................................................................................    27
VALUING YOUR INVESTMENT .................................................................    33
MAKING THE MOST OF YOUR CONTRACT ........................................................    35
WITHDRAWALS .............................................................................    44
TSA -- SPECIAL WITHDRAWAL PROVISIONS ....................................................    45
CHANGING OWNERSHIP ......................................................................    45
BENEFITS IN CASE OF DEATH ...............................................................    46
OPTIONAL BENEFITS .......................................................................    48
THE ANNUITY PAYOUT PERIOD ...............................................................    65
TAXES ...................................................................................    67
VOTING RIGHTS ...........................................................................    70
SUBSTITUTION OF INVESTMENTS .............................................................    70
ABOUT THE SERVICE PROVIDERS .............................................................    71
ADDITIONAL INFORMATION ..................................................................    73
APPENDIX A: EXAMPLE --  INCOME ASSURER BENEFIT(SM) RIDER FEE                                 75
APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES ...............................................    76
APPENDIX C: EXAMPLE -- DEATH BENEFITS ...................................................    79
APPENDIX D: EXAMPLE --  ACCUMULATION PROTECTOR BENEFIT(SM) RIDER ........................    80
APPENDIX E: EXAMPLE --  GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER .................    82
APPENDIX F: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM)  RIDER -- ADDITIONAL RMD DISCLOSURE    84
APPENDIX G: GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER ......................................    86
APPENDIX H: GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER -- ADDITIONAL RMD DISCLOSURE .........    90
APPENDIX I: EXAMPLE --  GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER ..........................    91
APPENDIX J: EXAMPLE --  INCOME ASSURER BENEFIT(SM) RIDERS ...............................    93
APPENDIX K: CONDENSED FINANCIAL INFORMATION  (UNAUDITED) ................................    98
TABLE OF CONTENTS OF THE  STATEMENT OF ADDITIONAL INFORMATION ...........................   106


CORPORATE CONSOLIDATION

Later this year, American Centurion Life plans to merge into one of its affiliates, IDS Life Insurance Company of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of the surviving life insurance company to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


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2  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN CENTURION LIFE: In this prospectus, "we," "us," "our" and "ACL" refer to American Centurion Life Assurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5% but you may request we substitute an assumed investment rate of 5.0%. The 5.0% assumed investment rate is not available for any contracts with a five-year withdrawal charge schedule and a MAV Death Benefit.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FIXED ACCOUNT: Our general account which includes the one-year fixed account and the DCA fixed account. Amounts you allocate to the fixed account earn interest rates we declare periodically.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


PURCHASE PAYMENT CREDITS: For contracts purchased prior to June 19, 2006 with a seven-year withdrawal schedule only, an addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment. Purchase payment credits are not available on contracts purchased on or after June 19, 2006.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o     Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o     Roth IRAs under Section 408A of the Code

o     Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

o     Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.


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                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                      AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  3

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
4  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account, the DCA fixed account and/or subaccounts of the separate variable account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.


It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your investment professional or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.") We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p.
      13)

o the one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies"). (p. 25 and 43)

o the DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account (see "DCA Fixed Account"). (p. 23)


BUYING YOUR CONTRACT: There are many factors to consider carefully and fully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. When considering the purchase of a variable annuity and when choosing an optional benefit rider, you should always work with an investment professional you know and trust. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

After carefully reviewing this prospectus and any other disclosure materials you are provided, make sure you understand how the variable annuity and any optional benefit riders you choose work. Make sure that the annuity and any optional rider you are considering will meet both your current and anticipated future financial situation and needs. Some of the factors among others you may wish to consider before you buy a variable annuity or choose an optional benefit rider include:

o Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit.

o How long you plan to hold your annuity: The contract has withdrawal charges. (p. 7) Does the contract meet your current and anticipated future needs for liquidity?


o How and when you plan to take money from your annuity: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payments. In addition, certain withdrawals may be subject to a federal income tax penalty. (p. 67)


o Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                      AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  5

o Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 41)


o If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?

o The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (p. 7)

Your investment professional will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract or pursuant to state requirements.

MINIMUM INITIAL PURCHASE PAYMENT

      $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

      $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*

      $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We may also restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor Withdrawal Benefit for Life(SM) rider and will restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor(SM) Withdrawal Benefit rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) Rider.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Transfers into the DCA fixed account are not permitted. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies"). (p. 41)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2 and may have other tax consequences. Certain other restrictions may apply. (p. 44)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 45)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. 46)

OPTIONAL BENEFITS: This contract offers features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of the purchase payments; and may limit the amount of partial withdrawals that can be taken under the optional benefit during a contract year. (p. 48)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The DCA fixed account is not available during the payout period. (p. 65)

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 67)


LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


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6  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------
WITHDRAWAL CHARGE
--------------------------------------------------------------------------------

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.

                        SEVEN-YEAR SCHEDULE                                             FIVE-YEAR SCHEDULE
         YEARS FROM PURCHASE           WITHDRAWAL CHARGE                 YEARS FROM PURCHASE            WITHDRAWAL CHARGE
           PAYMENT RECEIPT                PERCENTAGE                       PAYMENT RECEIPT                 PERCENTAGE
-----------------------------------------------------------------------------------------------------------------------------
                 1                            8%                                 1                             8%
-----------------------------------------------------------------------------------------------------------------------------
                 2                            8                                  2                             7
-----------------------------------------------------------------------------------------------------------------------------
                 3                            7                                  3                             6
-----------------------------------------------------------------------------------------------------------------------------
                 4                            7                                  4                             4
-----------------------------------------------------------------------------------------------------------------------------
                 5                            6                                  5                             2
-----------------------------------------------------------------------------------------------------------------------------
                 6                            5                                  Thereafter                    0
-----------------------------------------------------------------------------------------------------------------------------
                 7                            3
-----------------------------------------------------------------------------------------------------------------------------
                 Thereafter                   0
-----------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


FOR CONTRACTS PURCHASED ON OR AFTER JUNE 19, 2006

IF YOUR WITHDRAWAL CHARGE SCHEDULE IS:                          AND YOUR AIR IS 3.5%, THEN         AND YOUR AIR IS 5.0%, THEN
                                                            YOUR DISCOUNT RATE PERCENT (%) IS: YOUR DISCOUNT RATE PERCENT (%) IS:
QUALIFIED
-----------------------------------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                                       5.90%                              7.40%
-----------------------------------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                                        6.15%                              7.65%
-----------------------------------------------------------------------------------------------------------------------------

NONQUALIFIED
-----------------------------------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                                       6.10%                              6.25%
-----------------------------------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                                        7.70%                              7.85%
-----------------------------------------------------------------------------------------------------------------------------

FOR ALL OTHER CONTRACTS


IF YOUR WITHDRAWAL CHARGE SCHEDULE IS:                          AND YOUR AIR IS 3.5%, THEN         AND YOUR AIR IS 5.0%, THEN
                                                            YOUR DISCOUNT RATE PERCENT (%) IS: YOUR DISCOUNT RATE PERCENT (%) IS:
QUALIFIED
-----------------------------------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                                       6.00%                              7.50%
-----------------------------------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                                        6.15%                              7.65%
-----------------------------------------------------------------------------------------------------------------------------

NONQUALIFIED
-----------------------------------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                                       6.20%                              6.35%
-----------------------------------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                                        7.70%                              7.85%
-----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                      AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  7

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT AND THE LENGTH OF YOUR CONTRACT'S WITHDRAWAL CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.


SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS PURCHASED ON OR AFTER JUNE 19, 2006

                                                           MORTALITY AND           VARIABLE ACCOUNT            TOTAL VARIABLE
                                                         EXPENSE RISK FEE        ADMINISTRATIVE CHARGE         ACCOUNT EXPENSE
 QUALIFIED ANNUITIES
---------------------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                             0.90%                     0.15%                      1.05%
---------------------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                             1.10                      0.15                       1.25
---------------------------------------------------------------------------------------------------------------------------------

 NONQUALIFIED ANNUITIES
---------------------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                             1.05                      0.15                       1.20
---------------------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                             1.25                      0.15                       1.40
---------------------------------------------------------------------------------------------------------------------------------

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL OTHER CONTRACTS


                                                           MORTALITY AND           VARIABLE ACCOUNT            TOTAL VARIABLE
                                                         EXPENSE RISK FEE        ADMINISTRATIVE CHARGE         ACCOUNT EXPENSE
QUALIFIED ANNUITIES
---------------------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                             1.00%                     0.15%                      1.15%
---------------------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                             1.20                      0.15                       1.35
---------------------------------------------------------------------------------------------------------------------------------

NONQUALIFIED ANNUITIES
---------------------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                             1.15                      0.15                       1.30
---------------------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                             1.35                      0.15                       1.50
---------------------------------------------------------------------------------------------------------------------------------


FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL CONTRACTS


QUALIFIED ANNUITIES
---------------------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                             1.20%                     0.15%                      1.35%
---------------------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                             1.40                      0.15                       1.55
---------------------------------------------------------------------------------------------------------------------------------

NONQUALIFIED ANNUITIES
---------------------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                             1.35                      0.15                       1.50
---------------------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                             1.55                      0.15                       1.70
---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

OTHER ANNUAL EXPENSES

----------------------------------------------------------------------------------------------------------------------------------
ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                                      $40
----------------------------------------------------------------------------------------------------------------------------------

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full withdrawal.)

OPTIONAL LIVING BENEFITS

If eligible, you may select one of the following optional living benefits. Each optional living benefit requires the use of an asset allocation model portfolio. The fees apply only if you elect one of these benefits.

----------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE                                              MAXIMUM: 1.75%       CURRENT: 0.55%
----------------------------------------------------------------------------------------------------------------------------------
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)
----------------------------------------------------------------------------------------------------------------------------------

 GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER FEE                                       MAXIMUM: 1.50%       CURRENT: 0.65%
----------------------------------------------------------------------------------------------------------------------------------
(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)

----------------------------------------------------------------------------------------------------------------------------------
 GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE                                                MAXIMUM: 1.50%       CURRENT: 0.55%
----------------------------------------------------------------------------------------------------------------------------------
(As a percentage of contract value charged annually on the contract anniversary.)
----------------------------------------------------------------------------------------------------------------------------------
 INCOME ASSURER BENEFIT(SM) - MAV RIDER FEE                                                MAXIMUM: 1.50%       CURRENT: 0.30%
----------------------------------------------------------------------------------------------------------------------------------
 INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE RIDER FEE                       MAXIMUM: 1.75%       CURRENT: 0.60%
----------------------------------------------------------------------------------------------------------------------------------
 INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE RIDER FEE     MAXIMUM: 2.00%       CURRENT: 0.65%
----------------------------------------------------------------------------------------------------------------------------------
(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


--------------------------------------------------------------------------------
MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)
--------------------------------------------------------------------------------

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                      MINIMUM                    MAXIMUM
----------------------------------------------------------------------------------------------------------------------------------
 Total expenses before fee waivers and/or expense reimbursements                       0.53%                      1.45%
----------------------------------------------------------------------------------------------------------------------------------

(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
--------------------------------------------------------------------------------

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                  GROSS TOTAL
                                                                         MANAGEMENT      12b-1        OTHER          ANNUAL
                                                                            FEES         FEES        EXPENSES       EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Basic Value Fund, Series II Shares                                0.72%        0.25%         0.30%        1.27%(1),(2)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Development Fund, Series II Shares                        0.75         0.25          0.34         1.34(1),(3)
----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund, Series II Shares                        0.72         0.25          0.31         1.28(1)
----------------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein VPS Balanced Shares Portfolio (Class B)                  0.55         0.25          0.16         0.96(4)
----------------------------------------------------------------------------------------------------------------------------------

 AllianceBernstein VPS Growth and Income Portfolio (Class B)                0.55         0.25          0.05         0.85(4)

----------------------------------------------------------------------------------------------------------------------------------
 AllianceBernstein VPS International Value Portfolio (Class B)              0.75         0.25          0.12         1.12(4)
----------------------------------------------------------------------------------------------------------------------------------
 American Century VP Inflation Protection, Class II                         0.49         0.25          0.01         0.75(4)
----------------------------------------------------------------------------------------------------------------------------------
 American Century VP Ultra(R), Class II                                     0.90         0.25          0.01         1.16(4)
----------------------------------------------------------------------------------------------------------------------------------
 American Century VP Value, Class II                                        0.83         0.25            --         1.08(4)
----------------------------------------------------------------------------------------------------------------------------------
 Columbia High Yield Fund, Variable Series, Class B                         0.55         0.25          0.37         1.17(5)
----------------------------------------------------------------------------------------------------------------------------------
 Columbia Small Cap Value Fund, Variable Series, Class B                    0.80         0.25          0.10         1.15(6)
----------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                      AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  9

--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND (CONTINUED)
-------------------------------------------------------------------------------

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                            GROSS TOTAL
                                                                               MANAGEMENT  12b-1   OTHER       ANNUAL
                                                                                  FEES     FEES   EXPENSES    EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares              0.75%    0.25%    0.04%    1.04%(4),(7)

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares           0.75     0.25     0.05     1.05(4)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares    1.00     0.25     0.20     1.45(4),(7)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                           0.57     0.25     0.09     0.91(8)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio Service Class 2                                  0.57     0.25     0.10     0.92(8)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2                   0.36     0.25     0.12     0.73(4)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                 0.57     0.25     0.12     0.94(8)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio Service Class 2                                0.72     0.25     0.17     1.14(8)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Income Securities Fund - Class 2                                  0.46     0.25     0.02     0.73(9),(10)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Rising Dividends Securities Fund - Class 2                        0.62     0.25     0.02     0.89(9),(10),(11)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2                    0.48     0.25     0.28     1.01(10),(11)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares Securities Fund - Class 2                                    0.60     0.25     0.18     1.03(10)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Global Income Securities Fund - Class 2                          0.62     0.25     0.12     0.99(9)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Fund - Class 2                                 0.75     0.25     0.07     1.07(9),(10)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                              0.80       --     0.07     0.87(12)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class                                       0.90     0.25     0.16     1.31(13),(14)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Service Class                                        0.75     0.25     0.09     1.09(13),(14)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series - Service Class                                           0.75     0.25     0.15     1.15(13),(14)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA, Service Shares                          0.64     0.25     0.02     0.91(15)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Service Shares                             0.63     0.25     0.04     0.92(15)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                         0.74     0.25     0.05     1.04(15)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA, Service Shares                                0.69     0.25     0.02     0.96(15)
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB Shares                                  0.70     0.25     0.11     1.06(4)
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB Shares                             0.75     0.25     0.18     1.18(4)
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares                                  0.76     0.25     0.08     1.09(4)
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                                            0.65     0.25     0.09     0.99(4)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Cash Management Fund                         0.33     0.13     0.15     0.61(16),(17)
------------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund               0.68     0.13     0.16     0.97(16),(17),(18)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund   0.44     0.13     0.33     0.90(16),(17),(19)

------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                         0.59     0.13     0.16     0.88(16),(17)
------------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                        0.56     0.13     0.14     0.83(16),(17),(18)

------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                          0.63     0.13     0.17     0.93(16),(17),(18),(19)
------------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                           0.22     0.13     0.18     0.53(16),(17),(19)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                         0.92     0.13     0.24     1.29(16),(17),(18),(19)
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares               0.56     0.25     0.03     0.84(4)

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio Class II Shares                         0.75     0.35     0.28     1.38(20)
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                    0.95       --     0.18     1.13(4)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                     0.90       --     0.05     0.95(4)
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses of Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.

(2) Effective Jan. 1, 2005 through Dec. 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. With fee waivers, net expenses were 1.22% of average daily net assets for AIM V.I. Basic Value Fund, Series II Shares.

(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(5) On April 28, 2006, Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B. The Fund's advisor has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% through April 30, 2007. In addition, the Fund's distributor has contractually agreed to waive 0.19% of the 12b-1 fees through April 30, 2007. If these waivers were reflected in the table, total annual fund operating expenses would be 0.66%.

(6) The Fund's distributor has voluntarily agreed to reimburse the Fund for a portion of the Class B share 12b-1 fee so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.20% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.

(7) The Dreyfus Corporation has agreed, until Dec. 31, 2006, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses do not exceed 0.90% for Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares and 1.40% for Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings).

(8) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the net expenses would have been 0.89% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.88% for Fidelity(R) VIP Growth Portfolio Service Class 2, 0.89% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.07% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

(9) The Fund's administration fee is paid indirectly through the management fee.

(10) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(11) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.87%, respectively for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and (0.02%) and 0.99%, respectively for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.

(12) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.25% of the Fund's average daily net assets. The Investment Adviser may cease or modify the expense limitations at its discretion at any time. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(13) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(14) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Gross total annual expenses" would be lower.

(15) Expenses may vary in future years. "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

(16) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(17) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(18) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund, 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund and 0.04% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund.

(19) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
      0.72% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund and 1.25% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund.

(20) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to voluntarily waive a portion of the 12B-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these fee waivers/reimbursements, net expenses would have been 1.28% for Van Kampen UIF U.S. Real Estate Portfolio Class II Shares.


--------------------------------------------------------------------------------
                     RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                   AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  11

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                          IF YOU WITHDRAW YOUR CONTRACT
                                                   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------

Seven-year withdrawal charge schedule             $1,303.66  $2,242.38   $3,224.40   $5,530.97
for contracts purchased on or after June 19, 2006
----------------------------------------------------------------------------------------------
Seven-year withdrawal charge schedule              1,313.91   2,272.17    3,272.33    5,617.14
for all other contracts

----------------------------------------------------------------------------------------------
Five-year withdrawal charge schedule               1,334.41   2,231.55    2,967.56    5,786.78
----------------------------------------------------------------------------------------------

QUALIFIED ANNUITY                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------

Seven-year withdrawal charge schedule             $1,288.29  $2,197.58   $3,152.12   $5,399.99
for contracts purchased on or after June 19, 2006
----------------------------------------------------------------------------------------------
Seven-year withdrawal charge schedule              1,298.54   2,227.46    3,200.36    5,487.54
for all other contracts

----------------------------------------------------------------------------------------------
Five-year withdrawal charge schedule               1,319.04   2,187.04    2,896.22    5,659.89
----------------------------------------------------------------------------------------------

                                                        IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                                      OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                      AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                 1 YEAR    3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------

Seven-year withdrawal charge schedule               $503.66   $1,542.38   $2,624.40   $5,530.97
for contracts purchased on or after June 19, 2006
-----------------------------------------------------------------------------------------------
Seven-year withdrawal charge schedule                513.91    1,572.17    2,672.33    5,617.14
for all other contracts

-----------------------------------------------------------------------------------------------
Five-year withdrawal charge schedule                 534.41    1,631.55    2,767.56    5,786.78
-----------------------------------------------------------------------------------------------

QUALIFIED ANNUITY                                    1 YEAR    3 YEARS     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------------------

Seven-year withdrawal charge schedule               $488.29   $1,497.58   $2,552.12   $5,399.99
for contracts purchased on or after June 19, 2006
-----------------------------------------------------------------------------------------------
Seven-year withdrawal charge schedule                498.54    1,527.46    2,600.36    5,487.54
for all other contracts

-----------------------------------------------------------------------------------------------
Five-year withdrawal charge schedule                 519.04    1,587.04    2,696.22    5,659.89
-----------------------------------------------------------------------------------------------


MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                             IF YOU WITHDRAW YOUR CONTRACT
                                                       AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------

Seven-year withdrawal charge schedule               $  978.86   $1,254.00   $1,553.63   $2,070.53
for contracts purchased on or after June 19, 2006
-------------------------------------------------------------------------------------------------
Seven-year withdrawal charge schedule                  989.11    1,285.16    1,606.21    2,178.86
for all other contracts

-------------------------------------------------------------------------------------------------
Five-year withdrawal charge schedule                 1,009.61    1,247.27    1,310.72    2,392.36
-------------------------------------------------------------------------------------------------

QUALIFIED ANNUITY                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------------------------

Seven-year withdrawal charge schedule               $  963.49   $1,207.15   $1,474.34   $1,906.02
for contracts purchased on or after June 19, 2006
-------------------------------------------------------------------------------------------------
Seven-year withdrawal charge schedule                  973.74    1,238.40    1,527.25    2,015.96
for all other contracts

-------------------------------------------------------------------------------------------------
Five-year withdrawal charge schedule                   994.24    1,200.71    1,232.42    2,232.63
-------------------------------------------------------------------------------------------------

                                                           IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                                         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                         AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                    1 YEAR      3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------

Seven-year withdrawal charge schedule                  $  178.86   $  554.00   $  953.63   $2,070.53
for contracts purchased on or after June 19, 2006
------------------------------------------------------------------------------------------------------
Seven-year withdrawal charge schedule                     189.11      585.16    1,006.21    2,178.86
for all other contracts

------------------------------------------------------------------------------------------------------
Five-year withdrawal charge schedule                      209.61      647.27    1,110.72    2,392.36
------------------------------------------------------------------------------------------------------

QUALIFIED ANNUITY                                       1 YEAR      3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------

Seven-year withdrawal charge schedule                  $  163.49   $  507.15   $  874.34   $1,906.02
for contracts purchased on or after June 19, 2006
------------------------------------------------------------------------------------------------------
Seven-year withdrawal charge schedule                     173.74      538.40      927.25    2,015.96
for all other contracts

------------------------------------------------------------------------------------------------------
Five-year withdrawal charge schedule                      194.24      600.71    1,032.42    2,232.63
------------------------------------------------------------------------------------------------------

(1) In these examples, the $40 contract administrative charge is estimated as a .015% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


--------------------------------------------------------------------------------
12  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION


You can find unaudited condensed financial information for the subaccounts in Appendix K.


FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

      o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


      o PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM: Each underlying fund generally is available (unless we exclude it) to be a component fund of the asset allocation model portfolios (model portfolios) of the Portfolio Navigator (PN) Asset Allocation Program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). Under the PN program, contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the relevant fund. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in the PN program, a fund in which your subaccount invests may be impacted if it is a component fund of one or more model portfolios.


      o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  13

      o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

      o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
            INTEREST: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

            We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

            The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").


            The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and withdrawing from the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.


            Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.


--------------------------------------------------------------------------------
14  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

      o Compensating, training and educating investment professionals who sell the contracts.

      o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

      o Providing sub-transfer agency and shareholder servicing to contract owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                      AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS 15

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS OR TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

------------------------------------------------------------------------------------------------------------------------------
FUND                               INVESTMENT OBJECTIVE AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value               Long-term growth of capital. Invests at least 65% of      A I M Advisors, Inc.
Fund, Series II Shares             its total assets in equity securities of U.S. issuers
                                   that have market capitalizations of greater than $500
                                   million and are believed to be undervalued in relation
                                   to long-term earning power or other factors. The fund
                                   may invest up to 25% of its total assets in foreign
                                   securities.
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                   Long-term growth of capital. Invests primarily in         A I M Advisors, Inc.
Development Fund,                  securities (including common stocks, convertible
Series II Shares                   securities and bonds) of small- and medium-sized
                                   companies. The Fund may invest up to 25% of its total
                                   assets in foreign securities.
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core              Long-term growth of capital. Invests normally at least    A I M Advisors, Inc.
Equity Fund,                       80% of its net assets, plus the amount of any
Series II Shares                   borrowings for investment purposes, in equity
                                   securities, including convertible securities, of medium
                                   sized companies. The fund may invest up to 20% of its
                                   net assets in equity securities of companies in other
                                   market capitalization ranges or in investment grade
                                   debt securities. The fund may also invest up to 25% of
                                   its total assets in foreign securities.
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein                  Total return consistent with reasonable risk, through a   AllianceBernstein L.P.
VPS Balanced Shares                combination of income and longer-term growth of
Portfolio (Class B)                capital. Invests primarily in U.S. government and
                                   agency obligations, bonds, fixed-income senior
                                   securities (including short-and long-term debt
                                   securities and preferred stocks to the extent their
                                   value is attributable to their  fixed-income
                                   characteristics), and common stocks.
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein                  Long-term growth of capital. Invests primarily in         AllianceBernstein L.P.
VPS Growth and Income              dividend-paying common stocks of large,
Portfolio (Class B)                well-established, "blue chip" companies.
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein                  Long-term growth of capital. Invests primarily in a       AllianceBernstein L.P.
VPS International Value            diversified portfolio of equity securities of
Portfolio (Class B)                established companies selected from more than 40
                                   industries and from more than 40 developed and emerging
                                   market countries.
------------------------------------------------------------------------------------------------------------------------------
American Century                   Long-term total return. To protect against U.S.           American Century Investment
VP Inflation Protection,           inflation.                                                Management, Inc.
Class II
------------------------------------------------------------------------------------------------------------------------------
American Century                   Long-term capital growth. Invests primarily in  U.S.      American Century Investment
VP Ultra(R), Class II              companies, but there is no limit on the amount of         Management, Inc.
                                   assets the Fund can invest in foreign companies.
------------------------------------------------------------------------------------------------------------------------------
American Century                   Long-term capital growth, with income as a secondary      American Century Investment
VP Value, Class II                 objective. Invests primarily in stocks of companies       Management, Inc.
                                   that management believes to be undervalued at the time
                                   of purchase.
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
16  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------
FUND                               INVESTMENT OBJECTIVE AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield                High level of current income with capital appreciation    Columbia Management Advisors,
Fund, Variable Series,             as a secondary objective when consistent with the goal    LLC
Class B                            of high current income. The Fund normally invests at
                                   least 80% of its net assets (plus any borrowings for
                                   investment purposes) in high yielding corporate debt
                                   securities, such as bonds, debentures and notes that
                                   are rated below investment grade, or unrated securities
                                   which the Fund's investment advisor has determined to
                                   be of comparable quality. No more than 10% of the
                                   Fund's total assets will normally be invested in
                                   securities rated CCC or lower by S&P or Caa or lower by
                                   Moody's.
------------------------------------------------------------------------------------------------------------------------------
Columbia Small Cap                 Long-term growth by investing primarily in smaller        Columbia Management Advisors,
Value Fund, Variable               capitalization (small-cap) equities. Under normal         LLC
Series, Class B                    market conditions, the Fund invests at least 80% of its
                                   net assets (plus any borrowings for investment
                                   purposes) in small-cap stocks. When purchasing
                                   securities for the Fund, the advisor generally chooses
                                   securities of companies it believes are undervalued.
                                   The Fund may invest up to 10% of its assets in foreign
                                   securities.
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment                 The portfolio seeks investment results that are greater   The Dreyfus Corporation
Portfolios MidCap Stock            than the total return performance of publicly traded
Portfolio, Service Shares          common stocks of medium-sized domestic companies in the
                                   aggregate, as represented by the Standard & Poor's
                                   Midcap 400 Index. The portfolio normally invests at
                                   least 80% of its assets in stocks of mid-size
                                   companies. The portfolio invests in growth and value
                                   stocks, which are chosen through a disciplined
                                   investment process that combines computer modeling
                                   techniques, fundamental analysis and risk management.
                                   Consistency of returns compared to the S&P 400 is a
                                   primary goal of the investment process. The portfolio's
                                   stock investments may include common stocks, preferred
                                   stocks, convertible securities and depository receipts,
                                   including those issued in initial public offerings or
                                   shortly thereafter.
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                   The portfolio seeks long-term capital growth consistent   The Dreyfus Corporation - Fayez
Investment Fund                    with the preservation of capital. Its secondary goal is   Sarofim & Co. is the
Appreciation Portfolio,            current income. To pursue these goals, the portfolio      portfolio's sub-investment
Service Shares                     normally invests at least 80% of its assets in common     advisor
                                   stocks. The portfolio focuses on "blue chip" companies
                                   with total market capitalizations of more than $5
                                   billion at the time of purchase, including
                                   multinational companies. These established companies
                                   have demonstrated sustained patterns of profitability,
                                   strong balance sheets, an expanding global presence and
                                   the potential to achieve predictable, above-average
                                   earnings growth.
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  17

------------------------------------------------------------------------------------------------------------------------------
FUND                               INVESTMENT OBJECTIVE AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment        The portfolio seeks long-term capital growth. To pursue   The Dreyfus Corporation
Fund International Value           this goal, the portfolio normally invests at least 80%
Portfolio, Service Shares          of its assets in stocks. The portfolio ordinarily
                                   invests most of its assets in securities of foreign
                                   companies which Dreyfus considers to be value
                                   companies. The portfolio's stock investments may
                                   include common stocks, preferred stocks and convertible
                                   securities, including those purchased in initial public
                                   offerings or shortly thereafter. The portfolio may
                                   invest in companies of any size. The portfolio may also
                                   invest in companies located in emerging markets.
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)      Seeks long-term capital appreciation. Normally invests    Fidelity Management & Research
Portfolio Service Class 2          primarily in common stocks. Invests in securities of      Company (FMR), investment
                                   companies whose value it believes is not fully            manager; FMR U.K. and FMR Far
                                   recognized by the public. Invests in either "growth"      East, sub-investment advisers.
                                   stocks or "value" stocks or both. The fund invests in
                                   domestic and foreign issuers.
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth             Seeks to achieve capital appreciation. Normally invests   Fidelity Management & Research
Portfolio Service Class 2          primarily in common stocks. Invests in companies that     Company (FMR), investment
                                   it believes have above-average growth potential (stocks   manager; FMR U.K., FMR Far
                                   of these companies are often called "growth" stocks).     East, sub-investment advisers.
                                   The Fund invests in domestic and foreign issuers.
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment         Seeks as high of a level of current income as is          Fidelity Management & Research
Grade Bond Portfolio               consistent with the preservation of capital. Normally     Company (FMR), investment
Service Class 2                    invests at least 80% of assets in investment-grade debt   manager; FMR U.K., FMR Far
                                   securities (those of medium and high quality) of all      East, sub-investment advisers.
                                   types and repurchase agreements for those securities.
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap            Long-term growth of capital. Normally invests primarily   Fidelity Management & Research
Portfolio Service Class 2          in common stocks. Normally invests at least 80% of        Company (FMR), investment
                                   assets in securities of companies with medium market      manager; FMR U.K., FMR Far
                                   capitalizations. May invest in companies with smaller     East, sub-investment advisers.
                                   or larger market capitalizations. Invests in domestic
                                   and foreign issuers. The Fund invests in either
                                   "growth" or "value" common stocks or both.
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas           Long-term growth of capital. Normally invests primarily   Fidelity Management & Research
Portfolio Service Class 2          in common stocks of foreign securities. Normally          Company (FMR), investment
                                   invests at least 80% of assets in non-U.S. securities.    manager; FMR U.K., FMR Far
                                                                                             East, Fidelity International
                                                                                             Investment Advisors (FIIA) and
                                                                                             FIIA U.K., sub-investment
                                                                                             advisers.
------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Income             Seeks to maximize income while maintaining prospects      Franklin Advisers, Inc.
Securities Fund - Class 2          for capital appreciation. The Fund normally may invests
                                   in both equity and debt securities. The Fund seeks
                                   income by investing on corporate, foreign, and U.S.
                                   Treasury bonds as well as stocks with dividend yields
                                   the manager believes are attractive.
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------
FUND                               INVESTMENT OBJECTIVE AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Rising             Seeks long-term capital appreciation, with preservation   Franklin Advisers, Inc.
Dividends Securities Fund -        of capital as an important consideration. The Fund
Class 2                            normally invests at least 80% of its net assets in
                                   investments of companies that have paid rising
                                   dividends, and normally invests predominantly in equity
                                   securities.
------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small-Mid          Seeks long-term capital growth. The Fund normally         Franklin Advisers, Inc.
Cap Growth Securities Fund         invests at least 80% of its net assets in investments
- Class 2                          of small capitalization (small cap) and mid
                                   capitalization (mid cap) companies. For this Fund,
                                   small-cap companies are those with market
                                   capitalization values not exceeding $1.5 billion or the
                                   highest market capitalization value in the Russell
                                   2000(R) Index, whichever is greater, at the time of
                                   purchase; and mid cap companies are companies with
                                   market capitalization values not exceeding $8.5 billion
                                   at the time of purchase.
------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares               Seeks capital appreciation, with income as a secondary    Franklin Mutual Advisers, LLC
Securities Fund - Class 2          goal. The Fund normally invests mainly in equity
                                   securities that the manager believes are undervalued.
                                   The Fund normally invests primarily in undervalued
                                   stocks and to a lesser extent in risk arbitrage
                                   securities and distressed companies.
------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Global            Seeks high current income, consistent with preservation   Franklin Advisers, Inc.
Income Securities Fund -           of capital, with capital appreciation as a secondary
Class 2                            consideration. The Fund normally invests mainly in debt
                                   securities of governments and their political
                                   subdivisions and agencies, supranational organizations
                                   and companies located anywhere in the world, including
                                   emerging markets.
------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton                   Seeks long-term capital growth. The Fund normally         Franklin Advisers, Inc.
Growth Securities Fund -           invests primarily in equity securities of companies
Class 2                            located anywhere in the world, including those in the
                                   U.S. and in emerging markets.
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  19

------------------------------------------------------------------------------------------------------------------------------
FUND                               INVESTMENT OBJECTIVE AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT                  Seeks long-term capital appreciation. The Fund invests,   Goldman Sachs Asset Management,
Mid Cap Value Fund                 under normal circumstances, at least 80% of its net       L.P.
                                   assets plus any borrowings for investment purposes
                                   (measured at time of purchase) ("Net Assets") in a
                                   diversified portfolio of equity investments in mid-cap
                                   issuers with public stock market capitalizations (based
                                   upon shares available for trading on an unrestricted
                                   basis) within the range of the market capitalization of
                                   companies constituting the Russell Midcap(R) Value Index
                                   at the time of investment. If the market capitalization
                                   of a company held by the Fund moves outside this range,
                                   the Fund may, but is not required to, sell the
                                   securities. The capitalization range of the Russell
                                   Midcap(R) Value Index is currently between $276 million
                                   and $14.9 billion. Although the Fund will invest
                                   primarily in publicly traded U.S. securities, it may
                                   invest up to 25% of its Net Assets in foreign
                                   securities, including securities of issuers in emerging
                                   countries and securities quoted in foreign currencies.
                                   The Fund may invest in the aggregate up to 20% of its
                                   Net Assets in companies with public stock market
                                   capitalizations outside the range of companies
                                   constituting the Russell Midcap(R) Value Index at the
                                   time of investment and in fixed-income securities, such
                                   as government, corporate and bank debt obligations.
------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery               Capital appreciation. Invests at least 65% of its net     MFS Investment Management(R)
Series - Service Class             assets in equity securities of emerging growth
                                   companies.
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return                Above-average income consistent with the prudent          MFS Investment Management(R)
Series - Service Class             employment of capital, with growth of capital and
                                   income as a secondary objective. Invests primarily in a
                                   combination of equity and fixed income securities.
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities                   Capital growth and current income. Invests primarily in   MFS Investment Management(R)
Series - Service Class             equity and debt securities of domestic and foreign
                                   companies in the utilities industry.
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital                Capital appreciation. Invests in securities of            OppenheimerFunds, Inc.
Appreciation Fund/VA,              well-known, established companies.
Service Shares
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global                 Long-term capital appreciation. Invests mainly in         OppenheimerFunds, Inc.
Securities Fund/VA,                common stocks of U.S. and foreign issuers that are
Service Shares                     "growth-type" companies, cyclical industries and
                                   special situations that are considered to have
                                   appreciation possibilities.
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street            Seeks capital appreciation. Invests mainly in common      OppenheimerFunds, Inc.
Small Cap Fund/VA,                 stocks of small-capitalization U.S. companies that the
Service Shares                     fund's investment manager believes have favorable
                                   business trends or prospects.
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------
FUND                               INVESTMENT OBJECTIVE AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic              High level of current income principally derived from     OppenheimerFunds, Inc.
Bond Fund/VA, Service              interest on debt securities. Invests mainly in three
Shares                             market sectors: debt securities of foreign governments
                                   and companies, U.S. government securities and
                                   lower-rated high yield securities of U.S. and foreign
                                   companies.
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health                   Seeks capital appreciation. The fund pursues its goal     Putnam Investment Management,
Sciences Fund -                    by investing mainly in common stocks of companies in      LLC
Class IB Shares                    the health sciences industries, with a focus on growth
                                   stocks. Under normal circumstances, the fund invests at
                                   least 80% of its net assets in securities of (a)
                                   companies that derive at least 50% of their assets,
                                   revenues or profits from the pharmaceutical, health
                                   care services, applied research and development and
                                   medical equipment and supplies industries, or (b)
                                   companies Putnam Management thinks have the potential
                                   for growth as a result of their particular products,
                                   technology, patents or other market advantages in the
                                   health sciences industries.
------------------------------------------------------------------------------------------------------------------------------
Putnam VT International            Seeks capital appreciation. The fund pursues its goal     Putnam Investment Management,
Equity Fund - Class IB             by investing mainly in common stocks of companies         LLC
Shares                             outside the United States that Putnam Management
                                   believes have favorable investment potential. Under
                                   normal circumstances, the fund invests at least 80% of
                                   its net assets in equity investments.
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap                Seeks capital appreciation. The fund pursues its goal     Putnam Investment Management,
Value Fund - Class IB              by investing mainly in common stocks of U.S. companies,   LLC
Shares                             with a focus on value stocks. Under normal
                                   circumstances, the fund invests at least 80% of its net
                                   assets in small companies of a size similar to those in
                                   the Russell 2000 Value Index.
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -             Seeks capital appreciation. The fund pursues its goal     Putnam Investment Management,
Class IB Shares                    by investing mainly in common stocks of U.S. companies,   LLC
                                   with a focus on growth stocks.
------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable               Maximum current income consistent with liquidity and      RiverSource Investments, LLC
Portfolio - Cash                   stability of principal. Invests primarily in money        (RiverSource Investments)
Management Fund                    market instruments, such as marketable debt obligations
                                   issued by corporations or the U.S. government or its
                                   agencies, bank certificates of deposit, bankers'
                                   acceptances, letters of credit, and commercial paper,
                                   including asset-backed commercial paper.
------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable               High level of current income and, as a secondary goal,    RiverSource Investments
Portfolio - Diversified            steady growth of capital. Under normal market
Equity Income Fund                 conditions, the Fund invests at least 80% of its net
                                   assets in dividend-paying common and preferred stocks.
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  21

------------------------------------------------------------------------------------------------------------------------------
FUND                               INVESTMENT OBJECTIVE AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable               Total return that exceeds the rate of inflation over      RiverSource Investments
Portfolio - Global Inflation       the long-term. Non-diversified mutual fund that, under
Protected Securities Fund          normal market conditions, invests at least 80% of its
                                   net assets in inflation-protected debt securities.
                                   These securities include inflation-indexed bonds of
                                   varying maturities issued by U.S. and foreign
                                   governments, their agencies or instrumentalities, and
                                   corporations.
------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable               High current income, with capital growth as a secondary   RiverSource Investments
Portfolio - High Yield             objective. Under normal market conditions, the Fund
Bond Fund                          invests at least 80% of its net assets in
                                   high-yielding, high-risk corporate bonds (junk bonds)
                                   issued by U.S. and foreign companies and governments.
------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable               Capital appreciation. Under normal market conditions,     RiverSource Investments
Portfolio - Large Cap              the Fund invests at least 80% of its net assets in
Equity Fund                        equity securities of companies with market
                                   capitalization greater than $5 billion at the time of
                                   purchase.
------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable               Growth of capital. Under normal market conditions, the    RiverSource Investments
Portfolio - Mid Cap                Fund invests at least 80% of its net assets in equity
Growth Fund                        securities of mid capitalization companies. The
                                   investment manager defines mid-cap companies as those
                                   whose market capitalization (number of shares
                                   outstanding multiplied by the share price) falls within
                                   the range of the Russell Midcap(R) Growth Index.
------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -   Long-term capital appreciation. The Fund seeks to         RiverSource Investments
S&P 500 Index Fund                 provide investment results that correspond to the total
                                   return (the combination of appreciation and income) of
                                   large-capitalization stocks of U.S. companies. The Fund
                                   invests in common stocks included in the Standard &
                                   Poor's 500 Composite Stock Price Index (S&P 500). The
                                   S&P 500 is made up primarily of large-capitalization
                                   companies that represent a broad spectrum of the U.S.
                                   economy.
------------------------------------------------------------------------------------------------------------------------------

RiverSource Variable               Long-term capital appreciation. Invests primarily in      RiverSource Investments,
Portfolio - Small Cap              equity securities. Under normal market conditions, at     adviser; River Road Asset
Value Fund                         least 80% of the Fund's net assets will be invested in    Management, LLC, Donald Smith &
                                   small cap companies with market capitalization, at the    Co., Inc., Franklin Portfolio
                                   time of investment, of up to $2.5 billion or that fall    Associates LLC and Barrow,
                                   within the range of the Russell 2000(R) Value Index.      Hanley, Mewhinney & Strauss,
                                                                                             Inc., subadvisers.

------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment         Capital growth and income through investments in equity   Van Kampen Asset Management
Trust Comstock Portfolio,          securities, including common stocks, preferred stocks
Class II Shares                    and securities convertible into common and preferred
                                   stocks.
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

------------------------------------------------------------------------------------------------------------------------------
FUND                               INVESTMENT OBJECTIVE AND POLICIES                         INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real           Above average current income and long-term capital        Morgan Stanley Investment
Estate Portfolio,                  appreciation. Invests primarily in equity securities of   Management Inc., doing business
Class II Shares                    companies in the U.S. real estate industry, including     as Van Kampen.
                                   real estate investment trusts.
------------------------------------------------------------------------------------------------------------------------------
Wanger International               Long-term growth of capital. Invests primarily in         Columbia Wanger Asset
Small Cap                          stocks of companies based outside the U.S. with market    Management, L.P.
                                   capitalizations of less than $5 billion at time of
                                   initial purchase.
------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller                Long-term growth of capital. Invests primarily in         Columbia Wanger Asset
Companies                          stocks of small- and medium-size U.S. companies with      Management, L.P.
                                   market capitalizations of less than $5 billion at time
                                   of initial purchase.
------------------------------------------------------------------------------------------------------------------------------


THE FIXED ACCOUNT

The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing American Centurion Life annuities, product design, competition, and American Centurion Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of American Centurion Life.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ONE-YEAR FIXED ACCOUNT


Unless an asset allocation program is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").


DCA FIXED ACCOUNT (APPLIES TO CONTRACTS ISSUED ON OR AFTER JUNE 19, 2006)

You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.



--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  23

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account to your investment allocations. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. We reserve the right to declare different annual effective rates:

o     for the DCA fixed account and the one-year fixed account;

o     for the DCA fixed accounts with terms of differing length;

o for amounts in the DCA fixed account you instruct us to transfer to the one-year fixed account;

o for amounts in the DCA fixed account you instruct us to transfer to the subaccounts.

The interest rates in effect for the DCA fixed account when we receive your purchase payment are guaranteed for the length of the term. When you allocate an additional purchase payment to an existing DCA fixed account term, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account of the same term on the date we receive your purchase payment. For DCA fixed accounts with an initial term (or, in the case of an additional purchase payment, a remaining term) of less than twelve months, the net effective interest rates we credit to the DCA fixed account balance will be less than the declared annual effective rates.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

o     the DCA fixed account for a six month term;

o     the DCA fixed account for a twelve month term;

o     the model portfolio in effect;

o if no model portfolio is in effect, to the one-year fixed account or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

o to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

o     to the model portfolio then in effect;

o if no model portfolio is in effect, then to the one-year fixed account or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a model portfolio, and you change to a different model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected model portfolio.

If your contract permits, and you discontinue your participation in a model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the asset allocation model portfolio in effect, or if no asset allocation model portfolio is in effect, in accordance with your investment instructions to us to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of Your Contract -- Automated Dollar-Cost Averaging."



--------------------------------------------------------------------------------
24  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

BUYING YOUR CONTRACT


Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our home office. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are age 85 or younger.


When you apply, you may select (if available):


o the one-year fixed account, the DCA fixed account and/or subaccounts in which you want to invest;


o     how you want to make purchase payments;

o the length of the withdrawal charge schedule (5 or 7 years from our receipt of each purchase payment);

o     a beneficiary;

o     the optional Portfolio Navigator asset allocation program(1); and

o     one of the following Death Benefits:

      -     ROP Death Benefit; or

      -     MAV Death Benefit(2).

In addition, you may also select (if available in your state):

--------------------------------------------------------------------------------
ANY ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):
--------------------------------------------------------------------------------

o     Accumulation Protector Benefit(SM) rider


o     Guarantor Withdrawal Benefit for Life(SM) rider(3)


o     Income Assurer Benefit(SM) - MAV rider(4)

o     Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider(4)

o Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(4)

(1)   There is no additional charge for this feature.

(2) Available if both you and the annuitant are age 79 or younger at contract issue.


(3) Available if both you and the annuitant are age 80 or younger at contract issue.


(4)   Available if the annuitant is age 75 or younger at contract issue.


The contract provides for allocation of purchase payments to the one-year fixed account, the DCA fixed account and/or the subaccounts of the variable account in even 1% increments. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be allocated to the one-year fixed account if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

If your application is complete, we will process it and apply your purchase payment and any purchase payment credit to the one-year fixed account, the DCA fixed account and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make additional purchase payments to nonqualified and qualified annuities until the retirement date, subject to the contact's allowable maximum total purchase payments.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  25

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin. The retirement date may not be earlier than 13 months after the effective contract date.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:

o no later than the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1).

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, TO COMPLY WITH IRS REGULATIONS, THE RETIREMENT DATE GENERALLY MUST BE:


o for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or


o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 701/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.


Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.


(1) Applies to contracts purchased on or after June 19, 2006. For all other contracts, the retirement date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. Ask your investment professional which retirement date applies to you.


BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Purchase payment amounts and purchase payment timing may be limited under the terms of your contract or pursuant to state requirements.

MINIMUM INITIAL PURCHASE PAYMENT

      $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

      $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*

      $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We may also restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor Withdrawal Benefit for Life(SM) rider and will restrict cumulative purchase payments to $100,000 for contracts with the Guarantor(SM) Withdrawal Benefit rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider.


HOW TO MAKE PURCHASE PAYMENTS

--------------------------------------------------------------------------------
BY LETTER
--------------------------------------------------------------------------------

Send your check along with your name and contract number to:

REGULAR MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203


--------------------------------------------------------------------------------
26  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PURCHASE PAYMENT CREDITS


Purchase payment credits are not available for:

o     contracts with a five-year withdrawal charge schedule.

o contracts with a seven-year payment schedule where the contract was purchased on or after June 19, 2006.

All other contracts will receive a purchase payment credit on any purchase payment made to the contract. We apply a credit to your contract of 1% of your current purchase payment. We apply this credit immediately. We allocate the credit to the one-year fixed account and the subaccounts in the same proportions as your purchase payment.


We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contact is fully withdrawn. We prorate this charge among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year. In no instance will the charge from the fixed account exceed $30 in any contract year.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  27

MORTALITY AND EXPENSE RISK FEE


We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the fixed account. We cannot increase these fees.


The mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.

                                                                          QUALIFIED ANNUITIES      NONQUALIFIED ANNUITIES

 SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS PURCHASED
 ON OR AFTER JUNE 19, 2006
---------------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                                               0.90%                      1.05%
---------------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                                               1.10                       1.25
---------------------------------------------------------------------------------------------------------------------------

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL OTHER CONTRACTS

---------------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                                               1.00%                      1.15%
---------------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                                               1.20                       1.35
---------------------------------------------------------------------------------------------------------------------------

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE
---------------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                                               1.20%                      1.35%
---------------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                                               1.40                       1.55
---------------------------------------------------------------------------------------------------------------------------

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE


We charge an annual fee of 0.55% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.


Once you elect the Accumulation Protector Benefit(SM) rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Protector Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract holders. The Accumulation Protector Benefit(SM) rider charge will not exceed a maximum of 1.75%.

We will not change the Accumulation Protector Benefit(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


--------------------------------------------------------------------------------
28  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

If you choose the elective step up, the elective spousal continuation step up or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. The waiting period for this rider will be restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Accumulation Protector Benefit Rider").


The fee does not apply after annuity payouts begin.


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER FEE

We charge an annual fee of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect the Guarantor Withdrawal Benefit for Life(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA or the Annual Lifetime Payment (ALP) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor Withdrawal Benefit for Life(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract owners. The Guarantor Withdrawal Benefit for Life(SM) rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor Withdrawal Benefit for Life(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the third contract anniversary, the Guarantor Withdrawal Benefit for Life(SM) rider charge will not change until the third contract anniversary, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the elective annual step up;

(b) you choose elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE

We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.


Once you elect the Guarantor(SM) Withdrawal Benefit rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  29

Currently the Guarantor(SM) Withdrawal Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract owners. The Guarantor(SM) Withdrawal Benefit rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor(SM) Withdrawal Benefit rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to step up before the third contract anniversary, the Guarantor(SM) Withdrawal Benefit rider charge will not change until the third contract anniversary, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the elective step up; and


(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;


(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.


The fee does not apply after annuity payouts begin.

INCOME ASSURER BENEFIT(SM) RIDER FEE

We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit(SM) rider you select. There are three Income Assurer Benefit(SM) rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit(SM) Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit(SM) is as follows:

                                                                                        MAXIMUM          CURRENT
---------------------------------------------------------------------------------------------------------------------
 Income Assurer Benefit(SM) - MAV                                                        1.50%             0.30%
---------------------------------------------------------------------------------------------------------------------
 Income Assurer Benefit(SM) - 5% Accumulation Benefit Base                               1.75              0.60
---------------------------------------------------------------------------------------------------------------------
 Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base             2.00              0.65
---------------------------------------------------------------------------------------------------------------------


We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit(SM) fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.


Currently the Income Assurer Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate charge for each model portfolio for new contract owners but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit(SM) charge after the rider effective date, unless you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge and/or charge a separate charge for each model portfolio. If you decide to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge for new contract owners, you will pay the charge that is in effect on the valuation date we receive your written request to change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. The waiting period for the rider will be restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Income Assurer Benefit(SM) Riders"). The fee does not apply after annuity payouts begin or the Income Assurer Benefit(SM) terminates.

For an example of how each Income Assurer Benefit(SM) rider fee is calculated, see Appendix A.


--------------------------------------------------------------------------------
30  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

WITHDRAWAL CHARGE

If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years or 5 years from our receipt of each purchase payment, depending on which withdrawal charge schedule you select when you purchase the contract (see "Expense Summary").


You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider:

--------------------------------------------------------------------------------
CONTRACTS WITHOUT GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER
--------------------------------------------------------------------------------


The TFA is the greater of:

o     10% of the contract value on the prior contract anniversary(1); and

o     current contract earnings.


--------------------------------------------------------------------------------
CONTRACTS WITH GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER
--------------------------------------------------------------------------------

The TFA is the greatest of:

o     10% of the contract value on the prior contract anniversary(1);

o     current contract earnings; and

o the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.


--------------------------------------------------------------------------------
CONTRACTS WITH GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER
--------------------------------------------------------------------------------

The TFA is the greatest of:

o     10% of the contract value on the prior contract anniversary(1);

o     current contract earnings; and

o     the Remaining Benefit Payment.

(1) We consider your initial purchase payment and any purchase payment credit to be the prior contract anniversary's contract value during the first contract year.

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 5-YEAR AND 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY" ABOVE.) For example, if you select the 7-Year withdrawal charge schedule, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request.

For an example, see Appendix B.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  31

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

o     withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


o if you elected the Guarantor Withdrawal Benefit for Life(SM) rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


o if you elected the Guarantor(SM) Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

o required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and

o contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.)

o withdrawals made as a result of one of the "Contingent events"* described below (see your contract for additional conditions and restrictions);

o     amounts we refund to you during the free look period;* and

o     death benefits.

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5.0% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


--------------------------------------------------------------------------------
32  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:


THE FIXED ACCOUNT

THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT AND THE DCA FIXED ACCOUNT.

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

o the sum of your purchase payments allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account;

o     plus interest credited;

o minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

o     minus any prorated portion of the contract administrative charge; and

o minus the prorated portion of the fee for any of the following optional benefits you have selected:

      -     Accumulation Protector Benefit(SM) rider;

      -     Guarantor Withdrawal Benefit for Life(SM) rider;

      -     Guarantor(SM) Withdrawal Benefit rider;

      -     Income Assurer Benefit(SM) rider;

      -     Benefit Protector(SM) rider; or

      -     Benefit Protector(SM) Plus rider.

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  33

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o     additional purchase payments you allocate to the subaccounts;

o     any purchase payment credits allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial withdrawals;

o     withdrawal charges;

and the deduction of a prorated portion of:

o     the contract administrative charge; and

o     the fee for any of the following optional benefits you have selected:

      o     Accumulation Protector Benefit(SM) rider;


      o     Guarantor Withdrawal Benefit for Life(SM) rider;


      o     Guarantor(SM) Withdrawal Benefit rider; or

      o     Income Assurer Benefit(SM) rider.

Accumulation unit values will fluctuate due to:

o     changes in fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and

o mortality and expense risk fee and the variable account administrative charge.


--------------------------------------------------------------------------------
34  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

--------------------------------------------------------------------------------
HOW DOLLAR-COST AVERAGING WORKS
--------------------------------------------------------------------------------

                                                                                                      NUMBER
By investing an equal number                                     AMOUNT        ACCUMULATION          OF UNITS
of dollars each month ...                         MONTH         INVESTED        UNIT VALUE          PURCHASED
                                                ----------------------------------------------------------------
                                                   Jan             $100             $20                5.00
                                                ----------------------------------------------------------------
                                                   Feb              100              18                5.56
                                                ----------------------------------------------------------------
you automatically buy                              Mar              100              17                5.88
more units when the                             ----------------------------------------------------------------
per unit market price is low ... ---------->       Apr              100              15                6.67
                                                ----------------------------------------------------------------
                                                   May              100              16                6.25
                                                ----------------------------------------------------------------
                                                   Jun              100              18                5.56
                                                ----------------------------------------------------------------
                                                   Jul              100              17                5.88
                                                ----------------------------------------------------------------
and fewer units                                    Aug              100              19                5.26
when the per unit                               ----------------------------------------------------------------
market price is high.            ---------->       Sept             100              21                4.76
                                                ----------------------------------------------------------------
                                                   Oct              100              20                5.00
                                                ----------------------------------------------------------------

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.


Dollar-cost averaging as described in this section is not available when a Portfolio Navigator model portfolio is in effect. However, subject to certain restrictions, dollar-cost averaging is available through the DCA fixed account. See the "DCA Fixed Account" and "Portfolio Navigator Asset Allocation Program" sections in this prospectus for details.


ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable by us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.


Different rules apply to asset rebalancing under a Portfolio Navigator model portfolio (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).



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                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
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As long as you are not participating in a Portfolio Navigator model portfolio, asset rebalancing is available for use with the DCA fixed account (see "DCA
Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the DCA fixed account, you must terminate the asset rebalancing program or the DCA fixed account, as you may choose.


ASSET ALLOCATION PROGRAM


For contracts purchased before June 19, 2006, we offered an asset allocation program called Portfolio Navigator. You may elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you are required to participate in the PN program under the terms of the rider.


This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the one-year fixed account (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Under the asset allocation program, the subaccounts and/or the one-year fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the one-year fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

o reallocate your current model portfolio to an updated version of your current model portfolio; or

o     substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.


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36  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
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REQUIRED USE OF ASSET ALLOCATION PROGRAM WITH ACCUMULATION PROTECTOR BENEFIT(SM)
RIDER, GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT(SM)
RIDER
--------------------------------------------------------------------------------

If you are required to participate in the asset allocation program because you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you may not discontinue your participation in the asset allocation program unless permitted by the terms of the rider as summarized below:


o ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Protector Benefit(SM) rider automatically ends at the end of the waiting period as does the requirement that you participate in the asset allocation program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS UNTIL THE END OF THE WAITING PERIOD.


o GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER: Because the Guarantor(SM) Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Guarantor(SM) Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.


o INCOME ASSURER BENEFIT(SM) RIDER: You can terminate the Income Assurer Benefit(SM) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. As long as the Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(SM) RIDER IS IN EFFECT.


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The Portfolio Navigator Asset Allocation Program (PN program) described in this section replaces the previously offered asset allocation program described above for owners of all contracts purchased on or after June 19, 2006 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after June 19, 2006. The PN program is available for nonqualified annuities and for qualified annuities.

The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the one-year fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Protector Benefit(SM) rider, Guarantor Withdrawal Benefit for Life(SM) rider or Income Assurer Benefit(SM) rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.



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                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  37

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The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the one-year fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither American Centurion Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.



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38  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

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Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you initially allocate qualifying purchase payments to the DCA fixed account, when available (see "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes the Guarantor Withdrawal Benefit for Life(SM) rider, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make, subject to state restrictions. If your contract includes an optional Accumulation Protector Benefit(SM) rider, Guarantor Withdrawal Benefit for Life(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your optional Accumulation Protector Benefit(SM) rider, Guarantor Withdrawal Benefit for Life(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.



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                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  39

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We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes the right to offer more or fewer model portfolios and to vary the allocation options and/or allocation percentages within those model portfolios. If permitted under applicable securities law, we reserve the right to substitute a fund of funds for your current model portfolio. We also reserve the right to discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

--------------------------------------------------------------------------------
PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER, GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT(SM) RIDER
--------------------------------------------------------------------------------

If you purchase the optional Accumulation Protector Benefit(SM) rider, the optional Guarantor Withdrawal Benefit for Life(SM) rider, the optional Guarantor(SM) Withdrawal Benefit rider or the optional Income Assurer Benefit(SM) rider, you are required to participate in the PN program under the terms of each rider.

o ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Protector Benefit(SM) rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

o GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER: The Guarantor Withdrawal Benefit for Life(SM) rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the Guarantor Withdrawal Benefit for Life(SM) rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

o GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER: In those states where the Guarantor Withdrawal Benefit for Life(SM) rider is not available, you may purchase the Guarantor(SM) Withdrawal Benefit rider. Because the Guarantor(SM) Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Guarantor(SM) Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

o INCOME ASSURER BENEFIT(SM) RIDER: You can terminate the Income Assurer Benefit(SM) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. As long as the Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(SM) RIDER IS IN EFFECT.
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OPTIONAL PN PROGRAM
--------------------------------------------------------------------------------
If you do not select the optional Accumulation Protector Benefit(SM) rider, the optional Guarantor Withdrawal Benefit for Life(SM) rider, the optional Guarantor(SM) Withdrawal Benefit rider or the optional Income Assurer Benefit(SM) rider with your contract, you may elect to participate in the PN program.

Unless we agree otherwise, you may only elect the PN program at contract issue. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You can elect to participate in the PNprogram again at any time.

You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from the DCA fixed account (see "DCA Fixed Account"). Partial withdrawals do not cancel the PN program. The PN program will terminate on the date you make a full withdrawal from your contract or on your retirement date.



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40  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
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TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator model portfolio is in effect.


You may transfer contract value from any one subaccount, the one-year fixed account or the DCA fixed account to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the one-year fixed account.) You may not transfer contract value to the DCA fixed account.


The date your request to transfer will be processed depends on when we receive it:


o If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

--------------------------------------------------------------------------------
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period.
--------------------------------------------------------------------------------

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or


o     limiting the number of transfers in a contract year to 12 transfers.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners, uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  41

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


--------------------------------------------------------------------------------
42  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TRANSFER POLICIES


o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

o You may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

o You may not transfer contract values from the subaccounts or the one-year fixed account into the DCA fixed account. However, you may transfer contract values from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, as described above. (See "DCA Fixed Account.")

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. When annuity payments begin, you must transfer all contract value out of your DCA fixed account.

o We reserve the right to limit the number of transfers you may make in a contract year to 12.


HOW TO REQUEST A TRANSFER OR WITHDRAWAL

--------------------------------------------------------------------------------
1 BY LETTER
--------------------------------------------------------------------------------

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our home office:

REGULAR MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  43

--------------------------------------------------------------------------------
2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS
--------------------------------------------------------------------------------


Your investment professional can help you set up automated transfers among your one-year fixed account or the subaccounts or automated partial withdrawals from the one-year fixed account, DCA fixed account or the subaccounts.


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

o Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually

--------------------------------------------------------------------------------
3 BY PHONE
--------------------------------------------------------------------------------

Call between 8 a.m. and 4:30 p.m. Eastern time:
(800) 504-0469

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance

Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits").


In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").


--------------------------------------------------------------------------------
44  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, the DCA fixed account and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value. You may request that a partial withdrawal be taken from one or more investment options unless an asset allocation program is in effect for your contract. After executing a partial withdrawal, the value in the one-year fixed account and each subaccount must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:

o     payable to you;

o     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      -- the withdrawal amount includes a purchase payment check that has not cleared;

      --    the NYSE is closed, except for normal holiday and weekend closings;

      --    trading on the NYSE is restricted, according to SEC rules;

      -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      --    you are at least age 59 1/2;

      --    you are disabled as defined in the Code;

      --    you severed employment with the employer who purchased the contract;
            or

      --    the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit(SM), the rider will terminate upon transfer of ownership of the annuity contract. The Accumulation Protector Benefit(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider and the Guarantor(SM) Withdrawal Benefit rider will continue upon transfer of ownership of the annuity contract (see "Optional Benefits").



--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  45

BENEFITS IN CASE OF DEATH

You must select a death benefit at the time you purchase your contract. There are two death benefit options available under your contact:

o     Return of Purchase Payments (ROP) Death Benefit; or

o     Maximum Anniversary Value (MAV) Death Benefit.

If both you and the annuitant are 79 or younger at contract issue, you may select either death benefit. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that you elect in your contract. The death benefit you elect determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under both options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

For an example of how each death benefit is calculated, see Appendix C.

--------------------------------------------------------------------------------

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

   ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =  PW X DB
                                                                                -------
                                                                                  CV

      PW = the partial withdrawal including any applicable withdrawal charge.

      DB = the death benefit on the date of (but prior to) the partial withdrawal.

      CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)   current contract value; or

(b) total payments and purchase payment credits made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT
--------------------------------------------------------------------------------

The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments and any purchase payment credits, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, we will pay the beneficiary the greater of these two values:

1.    contract value; or

2. total purchase payments and any purchase payment credits minus adjusted partial withdrawals.

--------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT
--------------------------------------------------------------------------------

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values:

1.    contract value;

2. total purchase payments and any purchase payment credits minus adjusted partial withdrawals; or

3.    the MAV on the date of death.


--------------------------------------------------------------------------------
46  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM), if selected, will terminate. The Accumulation Protector Benefit(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider and the Guarantor(SM) Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


      Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM), if selected, will terminate. The Guarantor Withdrawal Benefit for Life(SM) and the Guarantor(SM) Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").


o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five-year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

      o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

      o payouts begin no later than one year following the year of your death; and

      o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  47

OPTIONAL BENEFITS

OPTIONAL LIVING BENEFITS

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

The Accumulation Protector Benefit(SM) rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit(SM) rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:

-------------------------------------------------------------------------------------------------------------------------------
ON THE BENEFIT DATE, IF:                                 THEN YOUR ACCUMULATION PROTECTOR BENEFIT(SM) RIDER BENEFIT IS:
-------------------------------------------------------------------------------------------------------------------------------
The Minimum Contract Accumulation Value (defined         The contract value is increased on the benefit date to equal the
below) as determined under the Accumulation Protector    Minimum Contract Accumulation Value as determined under the
Benefit(SM) rider is greater than your contract value,   Accumulation Protector Benefit(SM) rider on the benefit date.
-------------------------------------------------------------------------------------------------------------------------------
The contract value is equal to or greater than the       Zero; in this case, the Accumulation Protector Benefit(SM) rider
Minimum Contract Accumulation Value as determined        ends without value and no benefit is payable.
under the Accumulation Protector Benefit(SM) rider,
-------------------------------------------------------------------------------------------------------------------------------

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit(SM) rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit(SM) rider on the valuation date your contract value reached zero.


You may elect the Accumulation Protector Benefit(SM) rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit(SM) rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit(SM) rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Protector Benefit(SM) rider may not be purchased with the optional Guarantor Withdrawal Benefit for Life(SM) rider, Guarantor(SM) Withdrawal Benefit rider or any Income Assurer Benefit(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Protector Benefit(SM) rider may not be available in all states.


You should consider whether an Accumulation Protector Benefit(SM) rider is appropriate for you because:


o you must participate in the Portfolio Navigator program if you purchase a contract on or after June 19, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this rider before June 19, 2006, you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the Portfolio Navigator program after June 19, 2006. The Portfolio Navigator program and the asset allocation program limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program.");


o you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider;

o if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals, including those used to satisfy required minimum distributions, will reduce any potential benefit that the Accumulation Protector Benefit(SM) rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

o if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit(SM) rider, which is the length of the waiting period under the Accumulation Protector Benefit(SM) rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit(SM) rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit(SM) rider may provide;


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o     the 10 year waiting period under the Accumulation Protector Benefit(SM)
      rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and


o the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted on the latest contract anniversary if you elect to change model portfolios to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

Be sure to discuss with your investment professional whether a Accumulation Protector Benefit(SM) rider is appropriate for your situation.

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HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE
ACCUMULATION PROTECTOR BENEFIT(SM):

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit(SM) rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal.

WAITING PERIOD: The waiting period for the rider is 10 years.

The 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted on the latest contract anniversary if you elect to change asset allocation models to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.
--------------------------------------------------------------------------------

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and any purchase payment credits received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.    80% of the contract value on the contract anniversary; or

2.    the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit(SM) rider at that time for new contract holders. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.


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SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

    The rider will terminate before the benefit date without paying a benefit on the date:

      o     you take a full withdrawal; or

      o     annuitization begins; or

      o     the contract terminates as a result of the death benefit being paid.

      The rider will terminate on the benefit date.

For an example, see Appendix D.


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER

The Guarantor Withdrawal Benefit For Life(SM) rider is an optional benefit that you may select for an additional annual charge if:

o     you purchase your contract on or after June 19, 2006(1); and

o you and the annuitant are 80 or younger on the date the contract is issued.

You must elect the Guarantor Withdrawal Benefit For Life(SM) rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit For Life(SM) rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payouts begin.

The Guarantor Withdrawal Benefit For Life(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and do not intend to elect an annuity payout and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit For Life(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

(1) We have offered an earlier version of this rider called the Guarantor(SM) Withdrawal Benefit Rider. In previous disclosures, we have referred to the rider as Rider A. See Appendix G for information regarding the Guarantor(SM) Withdrawal Benefit Rider which is no longer offered.



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Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit For Life(SM) rider guarantees that you may take the following partial withdrawal amounts each contract year:

o After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

o During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

o After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

o During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below). Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.



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You should consider whether the Guarantor Withdrawal Benefit For Life(SM) rider is appropriate for you because:

o LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

      (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the guaranteed lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see "At Death" heading below). Therefore, it is possible for the lifetime withdrawal benefit to end while the person(s) relying on the lifetime withdrawal benefit is/are still alive. This possibility may present itself when:

            (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living; or

            (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

      (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

      (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

      (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit For Life(SM) rider will terminate.

o USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts and the one-year fixed account (if included) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account (if included) that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.

o TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor Withdrawal Benefit for Life(SM) rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o LIMITATIONS ON PURCHASE PAYMENTS: We may also restrict cumulative additional purchase payments to $100,000.

o LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit For Life(SM) rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.

o NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit For Life(SM) rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

o INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal procedures described below for the GBA, RBA and ALP.

For an example, see Appendix E.



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KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER
ARE DESCRIBED BELOW:

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

o     At contract issue -- the GBA is equal to the initial purchase payment.

o When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

o When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

      (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

o     At contract issue -- the RBA is equal to the initial purchase payment.

o When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

      (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.
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RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

o     At contract issue -- the GBP is established as 7% of the GBA value.

o At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

o When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

o When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the total RBP -- the GBP remains unchanged.

      (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

o At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

o At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

o When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

o When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

o When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.
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COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The Covered Person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

o When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

o At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

o When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the RALP -- the ALP remains unchanged.

      (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:

      (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

      (b)   At any other time -- the RALP is established equal to the ALP.

o At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

o At the beginning of any other contract year -- the RALP is set equal to ALP.

o When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

o When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.
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REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

o     The RMD is the life expectancy RMD for this contract alone, and

o The RMD amount is based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

o The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

o     Only one step up is allowed each contract year.

o If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the third rider anniversary.

o If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

o If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

o The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

o Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP and RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

o The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

o The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

o The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

o     The total RBP will be reset as follows:

      (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

      (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.

o The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

o     The RALP will be reset as follows:

      (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

      (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but never less than zero.

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SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit For Life(SM) rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

o     The GBA, RBA, and GBP values remain unchanged.

o The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

o If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

o If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

o If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

o If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to equal to the ALP less all prior withdrawals made in the current contract year, but never less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the change of covered person (see "Covered Person" heading above).

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

o If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

      (a)   receive the remaining schedule of GBPs until the RBA equals zero; or

      (b) wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

            We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

      (a)   the remaining schedule of GBPs until the RBA equals zero; or

      (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

            We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

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Under any of these scenarios:

o The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

o     We will no longer accept additional purchase payments;

o     You will no longer be charged for the rider;

o     Any attached death benefit riders will terminate; and

o The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit For Life(SM) rider and the contract will terminate under either of the following two scenarios:

o If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract.

o If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero, then the Guarantor Withdrawal Benefit For Life(SM) rider will terminate when the death benefit becomes payable (see "Benefits in Case of Death"). The beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guarantor Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

o If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

o If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

o If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:

o If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

o If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

o If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to equal the ALP.

o If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to equal the ALP less all prior withdrawals made in the current contract year but not less than zero.
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Please note that the lifetime withdrawal benefit amount may be reduced as a result of the change of covered person (see "Covered Person" heading above).

GUARANTOR WITHDRAWAL BENEFIT -- ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit For Life(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.
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INCOME ASSURER BENEFIT(SM) RIDERS


There are three optional Income Assurer Benefit(SM) riders available under your contract:

o     Income Assurer Benefit(SM) - MAV;

o     Income Assurer Benefit(SM) - 5% Accumulation Benefit Base; or

o     Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit
      Base.

The Income Assurer Benefit(SM) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit(SM) rider. This section is followed by a description of each specific Income Assurer Benefit(SM) rider and how it is calculated.

You should consider whether an Income Assurer Benefit(SM) rider is appropriate for you because:


o you must participate in the Portfolio Navigator program if you purchase a contract on or after June 19, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this rider before June 19, 2006, you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the Portfolio Navigator program after June 19, 2006. The Portfolio Navigator program and the asset allocation program limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program.");


o if you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether an Income Assurer Benefit(SM) is appropriate for you (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals you take from the contract, including those used to satisfy RMDs, will reduce the guaranteed income benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payouts available under the rider. Consult a tax advisor before you purchase any Income Assurer Benefit(SM) rider with a qualified annuity;

o you must hold the Income Assurer Benefit(SM) for 10 years unless you elect to terminate the rider within 30 days following the first anniversary after the effective date of the rider;

o you can only exercise the Income Assurer Benefit(SM) within 30 days after a contract anniversary following the expiration of the 10-year waiting period;

o the Income Assurer Benefit(SM) rider terminates* on the contract anniversary after the annuitant's 86th birthday; and

o the 10-year waiting period will be restarted if you elect to change model portfolio to one that causes the Income Assurer Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.


If the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit(SM) you select (see "Charges -- Income Assurer Benefit(SM) Rider Fee"). The effective date of the rider will be the contract issue date. The Accumulation Protector Benefit(SM), Guarantor Withdrawal Benefit for Life(SM) and Guarantor(SM) Withdrawal Benefit riders are not available with any Income Assurer Benefit(SM) rider. Be sure to discuss with your investment professional whether an Income Assurer Benefit(SM) rider is appropriate for your situation.



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HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER
BENEFIT(SM) RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(SM) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit(SM). Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the RiverSource Variable Portfolio
- Cash Management and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments and any purchase payment credits, paid in the last five years before exercise of the benefit which we will exclude from the calculation of the guaranteed income benefit base whenever they equal $50,000 or more, or if they equal 25% or more of total purchase payments and purchase payment credits.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges) to the contract value on the date of (but prior to) the partial withdrawal; and

(b)   is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as excluded investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. The 10-year waiting period will be restarted if you elect to change the Portfolio Navigator model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Charges -- Income Assurer Benefit(SM)").

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THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER
BENEFIT(SM):

EXERCISING THE RIDER

Rider exercise conditions are:

o you may only exercise the Income Assurer Benefit(SM) rider within 30 days after any contract anniversary following the expiration of the waiting period;

o     the annuitant on the retirement date must be between 50 to 86 years old;
      and

o you can only take an annuity payment in one of the following annuity payout plans:

      Plan A -- Life Annuity - No Refund;

      Plan B -- Life Annuity with Ten or Twenty Years Certain;

      Plan D -- Joint and Last Survivor Life Annuity - No Refund;

             -- Joint and Last Survivor Life Annuity with Twenty Years Certain;
                or

      Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit(SM) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.


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If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. Exception: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

o If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

o If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.


Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after June 19, 2006.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.


First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

  P(T-1) (1 + I)  =  P(T)
  ------------
      1.05

      P(t-1) = prior annuity payout

      P(t)   = current annuity payout

      i      = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 3.5% assumed investment rate. If your subaccount performance equals 3.5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous variable annuity payout.

TERMINATING THE RIDER

Rider termination conditions are:

o you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

o you may terminate the rider any time after the expiration of the waiting period;

o the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

o the rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.


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YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(SM) RIDERS DESCRIBED BELOW:

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INCOME ASSURER BENEFIT(SM) - MAV
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The guaranteed income benefit base for the Income Assurer Benefit(SM) - MAV is the greatest of these three values:

1.    contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3.    the Maximum Anniversary Value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)   current contract value; or

(b) total payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1.    contract value less the market value adjusted excluded payments; or

2. total purchase payments plus any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3.    the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and any purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

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INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE
--------------------------------------------------------------------------------

The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greatest of these three values:

1.    contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3.    the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

o the total purchase payments and any purchase payment credits made to the protected investment options; minus adjusted partial withdrawals and transfers from the protected investment options; plus

o an amount equal to 5% of your initial purchase payment and any purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and any purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and any purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.


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The amount of purchase payment and any purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

(a) is the amount of purchase payment and any purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

(b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

(b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

(c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

This method is greater than a dollar-for-dollar reduction, and could potentially deplete the maximum benefit faster than a dollar-for-dollar reduction.

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments (described above); or

2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3.    the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

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INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
--------------------------------------------------------------------------------

The guaranteed income benefit base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greatest of these four values:

1.    the contract value;

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;

3.    the MAV (described above); or

4.    the 5% variable account floor (described above).

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:

1.    contract value less the market value adjusted excluded payments;

2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals;

3.    the MAV, less market value adjusted excluded payments (described above);
      or

4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).


For an example of how benefits under each Income Assurer Benefit(SM) is calculated, see Appendix J.



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64  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
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THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The DCA fixed account is not available during this payout period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o     the annuity payout plan you select;

o     the annuitant's age and, in most cases, sex;

o     the annuity table in the contract; and

o     the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 5.0% investment rate (if your contract does not have a 5-year withdrawal charge schedule and a MAV Death Benefit) for the 3.5% Table A. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 3.5 % assumed interest rate results in a lower initial payout, but later payouts will increase more quickly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit(SM) rider.

o PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN (under the Income Assurer Benefit(SM) rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND (not available under the Income Assurer Benefit(SM) rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


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o     PLAN D

      - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

      - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

o PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit(SM) rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit(SM) rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 6.00% and 7.85% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.").


o GUARANTOR WITHDRAWAL BENEFIT - ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER): The Guarantor(SM) Withdrawal Benefit fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Guarantor Withdrawal Benefit for Life Rider" or "Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.


DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


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66  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
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TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the one-year fixed account, the DCA fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


WITHDRAWALS: If you withdraw part of your nonqualified annuity before your annuity payouts begin, including withdrawals under the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract.


If you withdraw all of your nonqualified annuity before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds the investment in the contract.

You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security number or Taxpayer Identification Number, you can elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death or, in the event of non-natural ownership, the death of the annuitant;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o     if it is allocable to an investment before Aug. 14, 1982; or

o     if annuity payouts begin before the first contract anniversary.


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                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  67

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS AND SEPS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under the Guarantor Withdrawal Benefit for Life(SM) or the Guarantor(SM) Withdrawal Benefit rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

State withholding also may be imposed on taxable distributions.


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68  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
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

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o     the payout is an RMD as defined under the Code;

o     the payout is made on account of an eligible hardship; or

o     the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs only); or

o     to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM), GUARANTOR(SM) WITHDRAWAL BENEFIT, INCOME ASSURER BENEFIT(SM): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your qualified contract.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN CENTURION LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


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                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  69

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o     the reserve held in each subaccount for your contract; divided by

o     the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o     add new subaccounts;

o     combine any two or more subaccounts;

o     transfer assets to and from the subaccounts or the variable account; and

o     eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource(SM) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.


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70  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

Ameriprise Financial Services, Inc. serves as the principal underwriter for the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services, Inc. is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

o Only selling firms registered with the SEC as securities broker-dealers and which are members of the NASD may sell the contract.

o The contracts are continuously being offered to the public through authorized selling firms. We and Ameriprise Financial Services, Inc. have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its investment professionals sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS


o We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 5.25% each time a purchase payment is made. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 0.40% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.


o We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

o In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms.The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

      o sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

      o marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

      o     providing service to contract owners; and

      o funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS

o We pay the commissions and other compensation described above from our assets.

o     Our assets may include:


      o revenues we receive from fees and expenses we charge contract owners. These fees and expenses include Contract Owner Transaction Expenses (withdrawal charges), Annual Variable Account Expenses (mortality and expense risk fees and variable account administrative charge) and Other Annual Expenses (annual contract administrative charge and fees for optional riders) (see "Expense Summary"); and


      o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds"); and

      o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

      o revenues we receive from other contracts we sell that are not securities and other businesses we conduct.


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                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  71

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

      o fees and expenses we collect from contract owners, including withdrawal charges; and,

      o fees and expenses charged by the underlying funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation Payment Arrangements with Selling Firms can potentially:

o give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS

o The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

o To inform yourself of any potential conflicts of interest, ask your investment professional before you buy, how the selling firm and its investment professional are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER

American Centurion Life issues the contracts. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-0555. American Centurion Life conducts a conventional life insurance business in New York, Alabama and Delaware.

LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Centurion Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

American Centurion Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Centurion Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account. During 2005, the principal underwriter of the contract, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors, Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. American Centurion Life does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the contract.


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72  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ADDITIONAL INFORMATION

AVAILABLE INFORMATION


This prospectus is part of a registration statement we file with the SEC. Additional information on American Centurion Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


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                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  73

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE

APPENDIX NAME                                                            PAGE #
--------------------------------------------------------------------------------

Appendix A: Example -- Income Assurer Benefit(SM) Rider Fee              p.  75
--------------------------------------------------------------------------------
Appendix B: Example -- Withdrawal Charges                                p.  76
--------------------------------------------------------------------------------
Appendix C: Example -- Death Benefits                                    p.  79
--------------------------------------------------------------------------------
Appendix D: Example -- Accumulation Protector Benefit(SM) Rider          p.  80
--------------------------------------------------------------------------------
Appendix E: Example -- Guarantor Withdrawal Benefit for Life(SM) Rider   p.  82
--------------------------------------------------------------------------------
Appendix F: Guarantor Withdrawal Benefit for Life(SM) Rider --
   Additional RMD Disclosure                                             p.  84
--------------------------------------------------------------------------------
Appendix G: Guarantor(SM) Withdrawal Benefit                             p.  86
--------------------------------------------------------------------------------
Appendix H: Guarantor(SM) Withdrawal Benefit Rider --
   Additional RMD Disclosure                                             p.  90
--------------------------------------------------------------------------------
Appendix I: Example -- Guarantor(SM) Withdrawal Benefit Rider            p.  91
--------------------------------------------------------------------------------
Appendix J: Example -- Income Assurer Benefit(SM) Riders                 p.  93
--------------------------------------------------------------------------------
Appendix K: Condensed Financial Information (Unaudited)                  p.  98
--------------------------------------------------------------------------------

CROSS-REFERENCE                                                          PAGE #
--------------------------------------------------------------------------------
Charges -- Income Assurer Benefit(SM) Rider Fee                          p.  30
--------------------------------------------------------------------------------
Charges -- Withdrawal Charges                                            p.  31
--------------------------------------------------------------------------------
Benefits in Case of Death                                                p.  46
--------------------------------------------------------------------------------
Optional Benefits -- Accumulation Protector Benefit(SM) Rider            p.  48
--------------------------------------------------------------------------------
Optional Benefits -- Guarantor Withdrawal Benefit for Life(SM) Rider     p.  50
--------------------------------------------------------------------------------
Optional Benefits -- Guarantor Withdrawal Benefit for Life(SM) Rider     p.  50
--------------------------------------------------------------------------------
N/A
--------------------------------------------------------------------------------
Appendix G                                                               p.  86
--------------------------------------------------------------------------------
Appendix G                                                               p.  86
--------------------------------------------------------------------------------
Optional Benefits -- Income Assurer Benefit(SM) Riders                   p.  60
--------------------------------------------------------------------------------
Condensed Financial Information (Unaudited)                              p.  13
--------------------------------------------------------------------------------


The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.


In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, DCA fixed account, and one-year fixed account and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices C through E and I through J include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



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74  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX A: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

ASSUMPTIONS:


o You purchase the contract with a payment of $50,000 on Jan. 1, 2007 and allocate all of your payment to the protected investment options and make no transfers, add-ons or withdrawals; and

o on Jan. 1, 2008 (the first contract anniversary) your total contract value is $55,545; and

o on Jan. 1, 2009 (the second contract anniversary) your total contract value is $53,270.


WE WOULD CALCULATE THE GUARANTEED INCOME BENEFIT BASE FOR EACH INCOME ASSURER BENEFIT(SM) ON THE SECOND ANNIVERSARY AS FOLLOWS:

--------------------------------------------------------------------------------
THE INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:
--------------------------------------------------------------------------------


   Purchase payments less adjusted partial withdrawals:                                                        $50,000

   Contract value on the second anniversary:                                                                   $53,270
   Maximum Anniversary Value:                                                                                  $55,545
   -------------------------------------------------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE                                             $55,545

--------------------------------------------------------------------------------
THE INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:
--------------------------------------------------------------------------------


   Purchase payments less adjusted partial withdrawals:                                                        $50,000

   Contract value on the second anniversary:                                                                   $53,270

   5% Variable Account Floor = 1.05 x 1.05 x $50,000                                                           $55,125
   -------------------------------------------------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE                                 $55,125


--------------------------------------------------------------------------------
THE INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:
--------------------------------------------------------------------------------


   Purchase payments less adjusted partial withdrawals:                                                        $50,000

   Contract value on the second anniversary:                                                                   $53,270
   Maximum Anniversary Value:                                                                                  $55,545

   5% Variable Account Floor = 1.05 x 1.05 x $50,000                                                           $55,125
   -------------------------------------------------------------------------------------------------------------------
   INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE               $55,545


THE INCOME ASSURER BENEFIT(SM) FEE DEDUCTED FROM YOUR CONTRACT VALUE WOULD BE:

INCOME ASSURER BENEFIT(SM) - MAV FEE =                                                        .30% X $55,545 = $166.64


INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE FEE =                               .60% X $55,125 = $330.75

INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE FEE =             .65% X $55,545 = $361.04



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                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  75

APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES

For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1.    First, in each contract year, we withdraw amounts totaling:

      o up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor(SM) Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


      o up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected the Guarantor Withdrawal Benefit for Life(SM) rider, and the greater of your RALP and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

            PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.


We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, the one-year fixed account or the DCA fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.


The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


--------------------------------------------------------------------------------
76  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

--------------------------------------------------------------------------------
FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
--------------------------------------------------------------------------------

This is an example of how we calculate the withdrawal charge for a full withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:


o     We receive a single $50,000 purchase payment on Jan. 1, 2007; and

o     the contract anniversary date is Jan. 1 each year; and

o you withdraw the contract for its total value on June 1, 2010, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

o     you have made no withdrawals prior to June 1, 2010.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                                   CONTRACT WITH GAIN      CONTRACT WITH LOSS
                                   Contract Value at time of full withdrawal:          $60,000.00                $40,000.00
                                         Contract Value on prior anniversary:           58,000.00                 42,000.00

STEP 1. First, we determine the amount of earnings available in the contract at the time of withdrawal as:

                                                      Current Contract Value:           60,000.00                 40,000.00
                                 less purchase payment still in the contract:           50,000.00                 50,000.00
                                                                                       ----------                ----------
                            Earnings in the contact (but not less than zero):           10,000.00                      0.00

STEP 2. Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:

                                                    Earnings in the contract:           10,000.00                      0.00
                               10% of the prior anniversary's Contract Value:            5,800.00                  4,200.00
                                                                                       ----------                ----------
                                                                         TFA:           10,000.00                  4,200.00

STEP 3. Now we can determine how much of the purchase payment is being withdrawn (PPW) as follows:

        PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

              XSF =  amount by which 10% of the prior anniversary's
                     contract value exceeds earnings                                         0.00                  4,200.00
              ACV =  amount withdrawn in excess of earnings                             50,000.00                 40,000.00
               CV =  total contract value just prior to current withdrawal              60,000.00                 40,000.00
              TFA =  from Step 2                                                        10,000.00                  4,200.00
            PPNPW =  purchase payment not previously withdrawn                          50,000.00                 50,000.00

STEP 4. We then calculate the withdrawal charge as:

                                                                         PPW:           50,000.00                 50,000.00
                                                                    less XSF:               (0.00)                (4,200.00)
                                                                                       ----------                ----------
                                amount of PPW subject to a withdrawal charge:           50,000.00                 45,800.00
                                    multiplied by the withdrawal charge rate:              x 7.0%                    x 7.0%
                                                                                       ----------                ----------
                                                           withdrawal charge:            3,500.00                  3,206.00

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                    Contract Value withdrawn:           60,000.00                 40,000.00
                                                           WITHDRAWAL CHARGE:           (3,500.00)                (3,206.00)
                             Contract charge (assessed upon full withdrawal):              (40.00)                   (40.00)
                                                                                       ----------                ----------

                                                NET FULL WITHDRAWAL PROCEEDS:          $56,460.00                $36,754.00


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  77

--------------------------------------------------------------------------------
PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
--------------------------------------------------------------------------------

This is an example of how we calculate the withdrawal charge for a partial withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:


o     We receive a single $50,000 purchase payment on Jan. 1, 2007; and

o     the contract anniversary date is Jan. 1 each year; and

o you request a partial withdrawal of $15,000 on June 1, 2010, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

o     you have made no withdrawals prior to June 1, 2010.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                                  CONTRACT WITH GAIN        CONTRACT WITH LOSS

                                Contract Value at time of partial withdrawal:          $60,000.00                $40,000.00
                                         Contract Value on prior anniversary:           58,000.00                 42,000.00

STEP 1. First, we determine the amount of earnings available in the CONTRACT at the time of withdrawal as:

                                                      Current Contract Value:           60,000.00                 40,000.00
                                 less purchase payment still in the contract:           50,000.00                 50,000.00
                                                                                       ----------                ----------
                            Earnings in the contact (but not less than zero):           10,000.00                      0.00

STEP 2. Next, we determine the TFA available in the contract as the GREATEST of the following values:

                                                    Earnings in the contract:           10,000.00                      0.00
                               10% of the prior anniversary's Contract Value:            5,800.00                  4,200.00
                                                                                       ----------                ----------
                                                                         TFA:           10,000.00                  4,200.00

STEP 3. Now we can determine how much of the purchase payment and PURCHASE payment credit is being withdrawn (PPW) as:

        PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

              XSF =  amount by which 10% of the prior anniversary's
                     contract value exceeds earnings                                         0.00                  4,200.00
              ACV =  amount withdrawn in excess of earnings                              5,376.34                 16,062.31
               CV =  total contract value just prior to current withdrawal              60,000.00                 40,000.00
              TFA =  from Step 2                                                        10,000.00                  4,200.00
            PPNPW =  purchase payment not previously withdrawn                          50,000.00                 50,000.00

STEP 4.  We then calculate the withdrawal charge as:

                                                                         PPW:            5,376.34                 19,375.80
                                                                    less XSF:               (0.00)                (4,200.00)
                                                                                       ----------                ----------
                                amount of PPW subject to a withdrawal charge:            5,376.34                 15,175.80
                                    multiplied by the withdrawal charge rate:              x 7.0%                    x 7.0%
                                                                                       ----------                ----------
                                                           withdrawal charge:              376.34                  1,062.31

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                    Contract Value withdrawn:           15,376.34                 16,062.31
                                                           WITHDRAWAL CHARGE:             (376.34)                (1,062.31)
                                                                                       ----------                ----------
                                                NET FULL WITHDRAWAL PROCEEDS:          $15,000.00                $15,000.00


--------------------------------------------------------------------------------
78  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX C: EXAMPLE -- DEATH BENEFITS

--------------------------------------------------------------------------------
EXAMPLE -- ROP DEATH BENEFIT
--------------------------------------------------------------------------------


ASSUMPTIONS:

o     You purchase the contract with a payment of $20,000 on Jan. 1, 2007; and

o     on Jan. 1, 2008 you make an additional purchase payment of $5,000; and

o on April 1, 2008 the contract value falls to $22,000 and you take a $1,500 (including withdrawal charge) partial withdrawal; and

o     on April 1, 2009 the contract value grows to $23,000.

      WE CALCULATE THE ROP DEATH BENEFIT ON APRIL 1, 2009 AS FOLLOWS:

         Contract value at death:                                                                    $23,000.00

         Purchase payments minus adjusted partial withdrawals:

            Total purchase payments:                                                                 $25,000.00


            minus adjusted partial withdrawals calculated as:


            $1,500 x $25,000  =                                                                       -1,704.54
            ----------------
                 $22,000

            for a death benefit of:                                                                  $23,295.45

      THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:                                        $23,295.45


--------------------------------------------------------------------------------
EXAMPLE -- MAV DEATH BENEFIT
--------------------------------------------------------------------------------


ASSUMPTIONS:

o     You purchase the contract with a payment of $25,000 on Jan. 1, 2007; and

o on Jan. 1, 2008 (the first contract anniversary) the contract value grows to $26,000; and

o on April 1, 2008 the contract value falls to $22,000, at which point you take a $1,500 (including withdrawal charge) partial withdrawal, leaving a contract value of $20,500.

      WE CALCULATE THE MAV DEATH BENEFIT ON APRIL 1, 2008, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:


      1. CONTRACT VALUE AT DEATH:                                                                    $20,500.00


      2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:

            Total purchase payments:                                                                 $25,000.00

            minus adjusted partial withdrawals, calculated as:


            $1,500 x $25,000  =                                                                       -1,704.55
            ----------------
                 $22,000

            for a death benefit of:                                                                  $23,295.45


      3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:

            Greatest of your contract anniversary values:                                            $26,000.00

            plus purchase payments made since the prior anniversary:                                      +0.00

            minus the death benefit adjusted partial withdrawals, calculated as:


            $1,500 x $26,000  =                                                                       -1,772.73
            ----------------
                 $22,000

            for a death benefit of:                                                                  $24,227.27

      THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH IS THE MAV:                    $24,227.27



--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  79

APPENDIX D: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

AUTOMATIC STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) in the second, third and seventh contract anniversaries. These increases occur because of the automatic step up feature of the rider. The automatic step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.

ASSUMPTIONS:


o     You purchase a contract with a payment of $125,000 on Jan. 1, 2007; and


o     you make no additional purchase payments to the contract; and

o you take partial withdrawals from the contract on the fifth and eighth contract anniversaries in the amounts of $2,000 and $5,000, respectively; and

o contract values increase or decrease according to the hypothetical assumed net rate of return; and

o     you do not exercise the elective step up option available under the rider;
      and

o     you do not change asset allocation models.


Based on these assumptions, the waiting period expires at the end of the 10th contract year. The rider then ends. On the benefit date, Jan. 1, 2017, the hypothetical assumed contract value is $108,118 and the MCAV is $136,513, so the contract value would be reset to equal the MCAV, or $136,513.


                                                                                    HYPOTHETICAL    HYPOTHETICAL
                                         PURCHASE                  MCAV ADJUSTED       ASSUMED         ASSUMED
                                        PAYMENTS &      PARTIAL       PARTIAL          NET RATE       CONTRACT
DATE                                     CREDITS      WITHDRAWALS   WITHDRAWAL        OF RETURN         VALUE          MCAV
----------------------------------------------------------------------------------------------------------------------------------

 Jan. 1, 2007                            $125,000        $  N/A         $  N/A             N/A        $125,000       $125,000
----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2008                                   0             0              0            12.0%        140,000        125,000
----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2009                                   0             0              0            15.0%        161,000        128,800(2)
----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2010                                   0             0              0             3.0%        165,830        132,664(2)
----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2011                                   0             0              0            -8.0%        152,564        132,664
----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2012                                   0         2,000          2,046           -15.0%        127,679        130,618
----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2013                                   0             0              0            20.0%        153,215        130,618
----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2014                                   0             0              0            15.0%        176,197        140,958(2)
----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2015                                   0         5,000          4,444           -10.0%        153,577        136,513
----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2016                                   0             0              0           -20.0%        122,862        136,513
----------------------------------------------------------------------------------------------------------------------------------
 JAN. 1, 2017(1)                                0             0              0           -12.0%        108,118        136,513
----------------------------------------------------------------------------------------------------------------------------------


(1)   The APB benefit date.

(2) These values indicate where the automatic step up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

o If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

o Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.


--------------------------------------------------------------------------------
80  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

ELECTIVE STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) on the first, second, third and seventh contract anniversaries. These increases occur only if you exercise the elective step up option within 30 days following the contract anniversary. The contract value on the date we receive your written request to step up must be greater than the MCAV on that date. The elective step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.

ASSUMPTIONS:


o     You purchase a contract with a payment of $125,000 on Jan. 1, 2007; and


o     you make no additional purchase payments to the contract; and

o you take partial withdrawals from the contract on the fifth, eighth and thirteenth contract anniversaries in the amounts of $2,000, $5,000 and $7,500, respectively; and

o contract values increase or decrease according to the hypothetical assumed net rate of return; and

o the elective step up is exercised on the first, second, third and seventh contract anniversaries; and

o     you do not change model portfolios.


Based on these assumptions, the 10 year waiting period restarts each time you exercise the elective step up option (on the first, second, third and seventh contract anniversaries in this example). The waiting period expires at the end of the 10th contract year following the last exercise (Jan. 1, 2014 in this example) of the elective step up option. When the waiting period expires, the rider ends. On the benefit date, Jan. 1, 2024, the hypothetical assumed contract values is $99,198 and the MCAV is $160,117, so the contract value would be reset to equal the MCAV, or $160,117.


                               YEARS                                    MCAV      HYPOTHETICAL    HYPOTHETICAL
                           REMAINING IN   PURCHASE                    ADJUSTED       ASSUMED         ASSUMED
                            THE WAITING  PAYMENTS &     PARTIAL        PARTIAL      NET RATE        CONTRACT
DATE                          PERIOD       CREDITS    WITHDRAWALS    WITHDRAWAL     OF RETURN         VALUE           MCAV
-----------------------------------------------------------------------------------------------------------------------------------

 Jan. 1, 2007                   10       $125,000        $  N/A         $  N/A           N/A         $125,000       $125,000
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2008                   10(2)           0             0              0          12.0%         140,000        140,000(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2009                   10(2)           0             0              0          15.0%         161,000        161,000(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2010                   10(2)           0             0              0           3.0%         165,830        165,830(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2011                    9              0             0              0          -8.0%         152,564        165,830
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2012                    8              0         2,000          2,558         -15.0%         127,679        163,272
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2013                    7              0             0              0          20.0%         153,215        163,272
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2014                   10(2)           0             0              0          15.0%         176,197        176,197(3)
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2015                    9              0         5,000          5,556         -10.0%         153,577        170,642
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2016                    8              0             0              0         -20.0%         122,862        170,642
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2017                    7              0             0              0         -12.0%         108,118        170,642
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2018                    6              0             0              0           3.0%         111,362        170,642
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2019                    5              0             0              0           4.0%         115,817        170,642
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2020                    4              0         7,500         10,524           5.0%         114,107        160,117
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2021                    3              0             0              0           6.0%         120,954        160,117
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2022                    2              0             0              0          -5.0%         114,906        160,117
-----------------------------------------------------------------------------------------------------------------------------------
 Jan. 1, 2023                    1              0             0              0         -11.0%         102,266        160,117
-----------------------------------------------------------------------------------------------------------------------------------
 JAN. 1, 2024(1)                 0              0             0              0          -3.0%          99,198        160,117
-----------------------------------------------------------------------------------------------------------------------------------


(1)   The APB benefit date.

(2)   The waiting period restarts when the elective step up is exercised.

(3) These values indicate when the elective step up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

o If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

o Exercising the elective step up provision may result in an increase in the charge that you pay for this rider.

o Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  81

APPENDIX E: EXAMPLE -- GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

o     You purchase the contract on Jan. 1, 2007 with a payment of $100,000.

o     You are the sole owner and also the annuitant. Your birthday is 10/1/1945.

o     You make no additional payments to the contract.

o You take partial withdrawals equal to the RBP on 6/1/2007, 6/1/2008, and 6/1/2015. You take a partial withdrawal equal to the RALP on 6/1/2014. You take a partial withdrawal greater than the RBP on 6/1/2016.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                          HYPOTHETICAL             BASIC WITHDRAWAL BENEFIT            LIFETIME WITHDRAWAL BENEFIT
                                             ASSUMED    -------------------------------------------    ---------------------------
                 PURCHASE     PARTIAL       CONTRACT
DATE             PAYMENTS   WITHDRAWALS      VALUE        GBA          RBA         GBP        RBP           ALP           RALP
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2007        $100,000     $    N/A      $100,000    $100,000    $100,000     $7,000      $7,000       $  N/A         $  N/A
-----------------------------------------------------------------------------------------------------------------------------------
 6/1/2007               0        7,000        92,000     100,000      93,000      7,000           0          N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2008               0            0        91,000     100,000      93,000      7,000       7,000          N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
 6/1/2008               0        7,000        83,000     100,000      86,000      7,000           0          N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2009               0            0        81,000     100,000      86,000      7,000       7,000          N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2014               0            0        75,000     100,000      86,000      7,000       7,000        5,160(1)       5,160(1)
-----------------------------------------------------------------------------------------------------------------------------------
 6/1/2014               0        5,160        70,000     100,000      80,840      7,000       1,840        5,160              0
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2015               0            0        69,000     100,000      80,840      7,000       7,000        5,160          5,160
-----------------------------------------------------------------------------------------------------------------------------------
 6/1/2015               0        7,000        62,000     100,000      73,840      7,000           0        3,720(2)           0
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2016               0            0        70,000     100,000      73,840      7,000       7,000        4,200          4,200
-----------------------------------------------------------------------------------------------------------------------------------
 6/1/2016               0       10,000        51,000      51,000(3)   51,000(3)   3,570           0        3,060(3)           0
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2017               0            0        55,000      55,000      55,000      3,850       3,850        3,300          3,300
-----------------------------------------------------------------------------------------------------------------------------------

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.

(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



--------------------------------------------------------------------------------
82  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

o     You purchase the contract on Jan. 1, 2007 with a payment of $100,000.

o     You are the sole owner and also the annuitant. Your birthday is 10/1/1935.

o     You make no additional payments to the contract.

o You take a partial withdrawal equal to the RALP on 6/1/2010. You take a partial withdrawal equal to the RBP on 6/1/2011. You take a partial withdrawal greater than the RBP on 6/1/2012.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                         HYPOTHETICAL            BASIC WITHDRAWAL BENEFIT               LIFETIME WITHDRAWAL BENEFIT
                                            ASSUMED    ---------------------------------------------    ---------------------------
                 PURCHASE    PARTIAL       CONTRACT
DATE             PAYMENTS  WITHDRAWALS       VALUE        GBA         RBA        GBP         RBP           ALP         RALP
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2007       $100,000     $    N/A      $100,000    $100,000    $100,000     $7,000      $7,000        $6,000       $6,000
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2008              0            0       105,000     105,000     105,000      7,350       7,000(1)      6,300        6,000(1)
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2009              0            0       110,000     110,000     110,000      7,700       7,000(1)      6,600        6,000(1)
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2010              0            0       110,000     110,000     110,000      7,700       7,700(2)      6,600        6,600(2)
-----------------------------------------------------------------------------------------------------------------------------------
 6/1/2010              0        6,600       110,000     110,000     103,400      7,700       1,100         6,600            0
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2011              0            0       115,000     115,000     115,000      8,050       8,050         6,900        6,900
-----------------------------------------------------------------------------------------------------------------------------------
 6/1/2011              0        8,050       116,000     115,000     106,950      8,050           0         6,900(3)         0
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2012              0            0       120,000     120,000     120,000      8,400       8,400         7,200        7,200
-----------------------------------------------------------------------------------------------------------------------------------
 6/1/2012              0       10,000       122,000     120,000(4)  110,000(4)   8,400           0         7,200(4)         0
-----------------------------------------------------------------------------------------------------------------------------------
 1/1/2013              0            0       125,000     125,000     125,000      8,750       8,750         7,500        7,500
-----------------------------------------------------------------------------------------------------------------------------------

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousa l continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.

(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



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APPENDIX F: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER -- ADDITIONAL RMD
DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the Guarantor Withdrawal Benefit for Life(SM) rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal procedures described in the rider. We reserve the right to discontinue this administrative practice at any time upon 30 days' written notice to you.

For owners subject to RMD rules under Section 401(a)(9) amounts you withdraw to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

      o Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

      o Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

      o Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

      o Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life(SM) rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

      o A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

      o Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

      o Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

      o Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life(SM) rider.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

      o An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

      o This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1)   determined by us each calendar year;

(2) based solely on the value of the contract to which the Guarantor(SM) Withdrawal Benefit for Life(SM) rider is attached as of the date we make the determination; and

(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

            1.    an individual retirement annuity (Section 408(b));

            2.    a Roth individual retirement account (Section 408A);

            3.    a Simplified Employee Pension plan (Section 408(k));

            4.    a tax-sheltered annuity rollover (Section 403(b)).



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In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life(SM) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.



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                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
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APPENDIX G: GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The Guarantor(SM) Withdrawal Benefit rider is an optional benefit that was offered for an additional annual charge if:

o     you purchased your contract prior to June 19, 2006(1);

o you and the annuitant are 79 or younger on the date the contract was issued.

You must have elected the Guarantor(SM) Withdrawal Benefit rider when you purchased your contract. The rider effective date is the contract issue date.

The Guarantor(SM) Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a withdrawal charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

o withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP and,

o     the guaranteed benefit amount will be adjusted as described below; and

o     the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges --Withdrawal Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").

An annual elective step up option is available for 30 days after the contract anniversary. This option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The annual elective step up is subject to the following rules:

o if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

o if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

o if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings below; and

o you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you and the annuitant are 79 or younger at contract issue, you may choose to add the Guarantor(SM) Withdrawal Benefit rider to your contract. This benefit may not be available in your state. You must elect the Guarantor(SM) Withdrawal Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Guarantor(SM) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(SM) Withdrawal Benefit rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.

(1) This rider is no longer available for purchase. See the Guarantor Withdrawal Benefit for Life(SM) section in this prospectus for information about the currently offered version of this benefit. See the rider attached to your contract for the actual terms of the benefit you purchased.



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You should consider whether the Guarantor(SM) Withdrawal Benefit is appropriate for you because:

o you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the Portfolio Navigator program after June 19, 2006 (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). The asset allocation program and the Portfolio Navigator program limits your choice of subaccounts and the one-year fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program and Portfolio Navigator Asset Allocation Program.");

o withdrawals before age 591/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the guaranteed benefit amount and the remaining benefit amount. Under our current administrative practice we do not apply the excess withdrawal procedures to certain excess withdrawals you take to satisfy an RMD for your contract. We reserve the right to discontinue this administrative practice. We will give you 30 days' written notice of any such change. We limit our administrative practice to the amount of an RMD withdrawal that is based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract. Any other amount you withdraw to satisfy an RMD that exceeds the RBP on the most recent rider anniversary is subject to the excess withdrawal procedures described below. For additional information, see Appendix H. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor(SM) Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o we limit the cumulative amount of additional purchase payments to $100,000.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

o at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal, or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE
      GBA:

      GBA EXCESS WITHDRAWAL PROCEDURE

      The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

      (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

      (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

o     at step up -- (see "Elective Step Up" heading below).



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                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
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


REMAINING BENEFIT AMOUNT

The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

o at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE
      RBA:

      RBA EXCESS WITHDRAWAL PROCEDURE

      The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

      If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

      The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

o     at step up -- (see "Elective Step Up" heading below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. Note that special rules, described above, may limit elective step ups in the first three contract years.

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

o The effective date of the step up is the valuation date we receive your written request to step up.

o The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

o The GBA will be increased to an amount equal to the greater of the GBA immediately prior to the step up or the contract value on the valuation date we receive your written request to step up.

o The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

o The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up less any withdrawals made during that contract year.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.



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If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the annual elective step up.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(SM) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

o     you will be paid according to the annuity payout option described above;

o     we will no longer accept additional purchase payments;

o     you will no longer be charged for the rider;

o     any attached death benefit riders will terminate; and

o the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(SM) Withdrawal Benefit rider and the contract will terminate.

For an example, see Appendix I.



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                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
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APPENDIX H: GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the Guarantor(SM) Withdrawal Benefit rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal procedures described in the rider. We reserve the right to discontinue this administrative practice at any time upon 30 days' written notice to you.


For owners subject to RMD rules under Section 401(a)(9) amounts you withdraw to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

(2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

(3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

(4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor(SM) Withdrawal Benefit rider.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1)   determined by us each calendar year;

(2) based solely on the value of the contract to which the Guarantor(SM) Withdrawal Benefit rider is attached as of the date we make the determination; and

(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

            1.    an individual retirement annuity (Section 408(b));

            2.    a Roth individual retirement account (Section 408A);

            3.    a Simplified Employee Pension plan (Section 408(k));

            4.    a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor(SM) Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.


In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.



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APPENDIX I: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

ASSUMPTION:

o     You purchase the contract with a payment of $100,000 on Jan. 1, 2007.

   The Guaranteed Benefit Amount (GBA) equals your purchase payment:                     $100,000

   The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $100,000 =                                                                   $  7,000

   The Remaining Benefit Amount (RBA) equals your purchase payment:                      $100,000

   On Jan. 1, 2008 the contract value grows to $110,000. You decide to step up your benefit.


   The RBA equals 100% of your contract value:                                           $110,000

   The GBA equals 100% of your contract value:                                           $110,000

   The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                                   $  7,700


   On June 1, 2010 you decide to take a partial withdrawal of $7,700.


   You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
   $110,000 - $7,700 =                                                                   $102,300

   The GBA equals the GBA immediately prior to the partial withdrawal:                   $110,000

   The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                                   $  7,700


   On Jan. 1, 2011 you make an additional purchase payment of $50,000.

   The new RBA for the contract is equal to your prior RBA plus 100%
   of the additional purchase payment:
     $102,300 + $50,000 =                                                                $152,300

   The new GBA for the contract is equal to your prior GBA plus 100%
   of the additional purchase payment:
     $110,000 + $50,000 =                                                                $160,000

   The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                                                   $ 11,200

   On Jan. 1, 2012 your contract value grows to $200,000. You decide to step up your benefit.


   The RBA equals 100% of your contract value:                                           $200,000

   The GBA equals 100% of your contract value:                                           $200,000

   The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                                   $ 14,000


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  91


   On June 1, 2013 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:


      (1) your contract value immediately following the partial withdrawal;
             $230,000 - $20,000 =                                                        $210,000

      OR

      (2) your prior RBA less the amount of the partial withdrawal.
             $200,000 - $20,000 =                                                        $180,000

   Reset RBA = lesser of (1) or (2) =                                                    $180,000

   The GBA gets reset to the lesser of:

      (1) your prior GBA                                                                 $200,000

      OR

      (2) your contract value immediately following the partial withdrawal;
             $230,000 - $20,000 =                                                        $210,000

   Reset GBA = lesser of (1) or (2) =                                                    $200,000

   The Reset GBP is equal to 7% of your Reset GBA:
      0.07 x $200,000 =                                                                  $ 14,000


   On June 1, 2014 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:


      (1) your contract value immediately following the partial withdrawal;
            $175,000 - $25,000 =                                                         $150,000

      OR

      (2) your prior RBA less the amount of the partial withdrawal.
            $180,000 - $25,000 =                                                         $155,000

   Reset RBA = lesser of (1) or (2) =                                                    $150,000

   The GBA gets reset to the lesser of:

      (1) your prior GBA;                                                                $200,000

      OR

      (2) your contract value immediately following the partial withdrawal;
             $175,000 - $25,000 =                                                        $150,000

   Reset GBA = lesser of (1) or (2) =                                                    $150,000

   The Reset GBP is equal to 7% of your Reset GBA:
       0.07 x $150,000 =                                                                 $ 10,500


--------------------------------------------------------------------------------
92  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX J: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS


The purpose of these examples is to illustrate the operation of the Income Assurer Benefit(SM) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.

Remember that the riders require you to choose a Portfolio Navigator model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some Portfolio Navigator model portfolios include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator model portfolios.

ASSUMPTIONS:


o     You purchase the contract with a payment of $100,000; and


o you invest all contract value in the subaccounts (protected investment options); and

o you make no additional purchase payments, partial withdrawals or changes in model portfolio; and

o     the annuitant is male and age 55 at contract issue; and

o     the joint annuitant is female and age 55 at contract issue.

--------------------------------------------------------------------------------
EXAMPLE -- INCOME ASSURER BENEFIT(SM) - MAV
--------------------------------------------------------------------------------

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:


                                 ASSUMED                                 MAXIMUM            GUARANTEED
  CONTRACT                      CONTRACT             PURCHASE          ANNIVERSARY            INCOME
 ANNIVERSARY                      VALUE              PAYMENTS         VALUE (MAV)(1)    BENEFIT BASE - MAV(2)
-----------------------------------------------------------------------------------------------------------------
     1                          $108,000             $100,000            $108,000            $108,000
     2                           125,000                 none             125,000             125,000
     3                           132,000                 none             132,000             132,000
     4                           150,000                 none             150,000             150,000
     5                            85,000                 none             150,000             150,000
     6                           121,000                 none             150,000             150,000
     7                           139,000                 none             150,000             150,000
     8                           153,000                 none             153,000             153,000
     9                           140,000                 none             153,000             153,000
    10                           174,000                 none             174,000             174,000
    11                           141,000                 none             174,000             174,000
    12                           148,000                 none             174,000             174,000
    13                           208,000                 none             208,000             208,000
    14                           198,000                 none             208,000             208,000
    15                           203,000                 none             208,000             208,000
-----------------------------------------------------------------------------------------------------------------


(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  93

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:


                                STANDARD PROVISIONS                                     IAB - MAV PROVISIONS
               ---------------------------------------------------------------------------------------------------------------------
  CONTRACT                         NEW TABLE(1)           OLD TABLE(1)                        NEW TABLE(1)           OLD TABLE(1)
 ANNIVERSARY        ASSUMED     PLAN B - LIFE WITH    PLAN B - LIFE WITH     IAB - MAV    PLAN B - LIFE WITH     PLAN B - LIFE WITH
 AT EXERCISE    CONTRACT VALUE  10 YEARS CERTAIN(2)   10 YEARS CERTAIN(2)  BENEFIT BASE   10 YEARS CERTAIN(2)    10 YEARS CERTAIN(2)
------------------------------------------------------------------------------------------------------------------------------------
    10             $174,000        $   772.56              $   774.30        $174,000         $   772.56             $   774.30
    11              141,000            641.55                  642.96         174,000             791.70                 793.44
    12              148,000            691.16                  692.64         174,000             812.58                 814.32
    13              208,000            996.32                  998.40         208,000             996.32                 998.40
    14              198,000            974.16                  976.14         208,000           1,023.36               1,025.44
    15              203,000          1,025.15                1,027.18         208,000           1,050.40               1,052.48
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:


                             STANDARD PROVISIONS                                         IAB - MAV PROVISIONS
             -----------------------------------------------------------------------------------------------------------------------
 CONTRACT                       NEW TABLE(1)            OLD TABLE(1)                          NEW TABLE(1)         OLD TABLE(1)
ANNIVERSARY      ASSUMED        PLAN D - LAST           PLAN D - LAST        IAB - MAV       PLAN D - LAST        PLAN D - LAST
AT EXERCISE  CONTRACT VALUE  SURVIVOR NO REFUND(2)  SURVIVOR NO REFUND(2)  BENEFIT BASE  SURVIVOR NO REFUND(2) SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------------------
    10          $174,000           $629.88                 $622.92           $174,000            $629.88             $622.92
    11           141,000            521.70                  516.06            174,000             643.80              636.84
    12           148,000            559.44                  553.52            174,000             657.72              650.76
    13           208,000            807.04                  796.64            208,000             807.04              796.64
    14           198,000            786.06                  778.14            208,000             825.76              817.44
    15           203,000            826.21                  818.09            208,000             846.56              838.24
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
94  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

--------------------------------------------------------------------------------
EXAMPLE -- INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE
--------------------------------------------------------------------------------

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 GUARANTEED
                                                                                                                   INCOME
                                                     ASSUMED                                                   BENEFIT BASE -
  CONTRACT                                          CONTRACT             PURCHASE         5% ACCUMULATION      5% ACCUMULATION
 ANNIVERSARY                                          VALUE              PAYMENTS         BENEFIT BASE(1)      BENEFIT BASE(2)
------------------------------------------------------------------------------------------------------------------------------------
     1                                             $108,000             $100,000            $105,000            $108,000
     2                                              125,000                 none             110,250             125,000
     3                                              132,000                 none             115,763             132,000
     4                                              150,000                 none             121,551             150,000
     5                                               85,000                 none             127,628             127,628
     6                                              121,000                 none             134,010             134,010
     7                                              139,000                 none             140,710             140,710
     8                                              153,000                 none             147,746             153,000
     9                                              140,000                 none             155,133             155,133
    10                                              174,000                 none             162,889             174,000
    11                                              141,000                 none             171,034             171,034
    12                                              148,000                 none             179,586             179,586
    13                                              208,000                 none             188,565             208,000
    14                                              198,000                 none             197,993             198,000
    15                                              203,000                 none             207,893             207,893
------------------------------------------------------------------------------------------------------------------------------------


(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:


                                  STANDARD PROVISIONS                                     IAB - 5% RF PROVISIONS
                --------------------------------------------------------------------------------------------------------------------
 CONTRACT                            NEW TABLE(1)         OLD TABLE(1)                        NEW TABLE(1)           OLD TABLE(1)
ANNIVERSARY         ASSUMED       PLAN B - LIFE WITH    PLAN B - LIFE WITH   IAB - 5% RF   PLAN B - LIFE WITH    PLAN B - LIFE WITH
AT EXERCISE     CONTRACT VALUE    10 YEARS CERTAIN(2)   10 YEARS CERTAIN(2)  BENEFIT BASE  10 YEARS CERTAIN(2)   10 YEARS CERTAIN(2)
------------------------------------------------------------------------------------------------------------------------------------
    10             $174,000           $   772.56            $   774.30        $174,000         $   772.56            $   774.30
    11              141,000               641.55                642.96         171,034             778.20                779.91
    12              148,000               691.16                692.64         179,586             838.66                840.46
    13              208,000               996.32                998.40         208,000             996.32                998.40
    14              198,000               974.16                976.14         198,000             974.16                976.14
    15              203,000             1,025.15              1,027.18         207,893           1,049.86              1,051.94
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.



--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  95

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:


                              STANDARD PROVISIONS                                        IAB - 5% RF PROVISIONS
             -----------------------------------------------------------------------------------------------------------------------
 CONTRACT                        NEW TABLE(1)            OLD TABLE(1)                       NEW TABLE(1)            OLD TABLE(1)
ANNIVERSARY      ASSUMED         PLAN D - LAST          PLAN D - LAST      IAB - 5% RF     PLAN D - LAST           PLAN D - LAST
AT EXERCISE  CONTRACT VALUE  SURVIVOR NO REFUND(2) SURVIVOR NO REFUND(2)  BENEFIT BASE  SURVIVOR NO REFUND(2)  SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------------------
    10          $174,000            $629.88               $622.92           $174,000            $629.88              $622.92

    11           141,000             521.70                516.06            171,034             632.83               625.98

    12           148,000             559.44                553.52            179,586             678.83               671.65

    13           208,000             807.04                796.64            208,000             807.04               796.64

    14           198,000             786.06                778.14            198,000             786.06               778.14

    15           203,000             826.21                818.09            207,893             846.12               837.81
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

--------------------------------------------------------------------------------
EXAMPLE -- INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
--------------------------------------------------------------------------------

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:


                                                                                                                GUARANTEED
                                                                                                                  INCOME
                                                                                                              BENEFIT BASE -
                                                                                                                GREATER OF
                                ASSUMED                                  MAXIMUM                                 MAV OR 5%
  CONTRACT                     CONTRACT            PURCHASE            ANNIVERSARY       5% ACCUMULATION       ACCUMULATION
 ANNIVERSARY                     VALUE             PAYMENTS             VALUE(1)         BENEFIT BASE(1)      BENEFIT BASE(2)
------------------------------------------------------------------------------------------------------------------------------------
     1                         $108,000            $100,000             $108,000            $105,000            $108,000
     2                          125,000                none              125,000             110,250             125,000
     3                          132,000                none              132,000             115,763             132,000
     4                          150,000                none              150,000             121,551             150,000
     5                           85,000                none              150,000             127,628             150,000
     6                          121,000                none              150,000             134,010             150,000
     7                          139,000                none              150,000             140,710             150,000
     8                          153,000                none              153,000             147,746             153,000
     9                          140,000                none              153,000             155,133             155,133
    10                          174,000                none              174,000             162,889             174,000
    11                          141,000                none              174,000             171,034             174,000
    12                          148,000                none              174,000             179,586             179,586
    13                          208,000                none              208,000             188,565             208,000
    14                          198,000                none              208,000             197,993             208,000
    15                          203,000                none              208,000             207,893             208,000
------------------------------------------------------------------------------------------------------------------------------------


(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.

(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
96  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN B -- LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:


                                 STANDARD PROVISIONS                                        IAB - MAX PROVISIONS
              ----------------------------------------------------------------------------------------------------------------------
 CONTRACT                            NEW TABLE(1)          OLD TABLE(1)                         NEW TABLE(1)         OLD TABLE(1)
ANNIVERSARY       ASSUMED        PLAN B - LIFE WITH    PLAN B - LIFE WITH     IAB - MAX     PLAN B - LIFE WITH   PLAN B - LIFE WITH
AT EXERCISE   CONTRACT VALUE     10 YEARS CERTAIN(2)   10 YEARS CERTAIN(2)   BENEFIT BASE   10 YEARS CERTAIN(2)  10 YEARS CERTAIN(2)
------------------------------------------------------------------------------------------------------------------------------------
    10            $174,000            $   772.56            $   774.30          $174,000         $   772.56         $   774.30
    11             141,000                641.55                642.96           174,000             791.70             793.44
    12             148,000                691.16                692.64           179,586             838.66             840.46
    13             208,000                996.32                998.40           208,000             996.32             998.40
    14             198,000                974.16                976.14           208,000           1,023.36           1,025.44
    15             203,000              1,025.15              1,027.18           208,000           1,050.40           1,052.48
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:


                             STANDARD PROVISIONS                                         IAB - MAX PROVISIONS
             -----------------------------------------------------------------------------------------------------------------------
 CONTRACT                        NEW TABLE(1)            OLD TABLE(1)                        NEW TABLE(1)          OLD TABLE(1)
ANNIVERSARY      ASSUMED         PLAN D - LAST          PLAN D - LAST        IAB - MAX      PLAN D - LAST         PLAN D - LAST
AT EXERCISE  CONTRACT VALUE  SURVIVOR NO REFUND(2)  SURVIVOR NO REFUND(2)  BENEFIT BASE  SURVIVOR NO REFUND(2) SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------------------
    10          $174,000           $629.88                  $622.92          $174,000           $629.88             $622.92
    11           141,000            521.70                   516.06           174,000            643.80              636.84
    12           148,000            559.44                   553.52           179,586            678.83              671.65
    13           208,000            807.04                   796.64           208,000            807.04              796.64
    14           198,000            786.06                   778.14           208,000            825.76              817.44
    15           203,000            826.21                   818.09           208,000            846.56              838.24
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  97

APPENDIX K: CONDENSED FINANCIAL INFORMATION


(Unaudited)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2005.

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                              2005       2004
-------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                  $1.03      $1.00
Accumulation unit value at end of period                                        $1.07      $1.03
Number of accumulation units outstanding at end of period (000 omitted)            76          6
-------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                  $1.05      $1.00
Accumulation unit value at end of period                                        $1.13      $1.05
Number of accumulation units outstanding at end of period (000 omitted)            --         --
-------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                  $1.03      $1.00
Accumulation unit value at end of period                                        $1.09      $1.03
Number of accumulation units outstanding at end of period (000 omitted)            18          2
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/15/2004)

Accumulation unit value at beginning of period                                  $1.02      $1.00

Accumulation unit value at end of period                                        $1.05      $1.02
Number of accumulation units outstanding at end of period (000 omitted)            15         --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                  $1.03      $1.00
Accumulation unit value at end of period                                        $1.07      $1.03
Number of accumulation units outstanding at end of period (000 omitted)            --         --
-------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                  $1.05      $1.00
Accumulation unit value at end of period                                        $1.22      $1.05
Number of accumulation units outstanding at end of period (000 omitted)           126          3
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                  $1.01      $1.00
Accumulation unit value at end of period                                        $1.01      $1.01
Number of accumulation units outstanding at end of period (000 omitted)           241          7
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                  $1.03      $1.00
Accumulation unit value at end of period                                        $1.04      $1.03
Number of accumulation units outstanding at end of period (000 omitted)           191          5
-------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                  $1.04      $1.00
Accumulation unit value at end of period                                        $1.07      $1.04
Number of accumulation units outstanding at end of period (000 omitted)             3         --
-------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                  $1.00      $1.00
Accumulation unit value at end of period                                        $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)            63          3

*     Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond
      Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B.
-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
98  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                               2005       2004
-----------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)

Accumulation unit value at beginning of period                                                   $1.06      $1.00

Accumulation unit value at end of period                                                         $1.10      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                             --         --
-----------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04      $1.00
Accumulation unit value at end of period                                                         $1.12      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                              9         --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02      $1.00
Accumulation unit value at end of period                                                         $1.05      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                             --         --
-----------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05      $1.00
Accumulation unit value at end of period                                                         $1.16      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             --         --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03      $1.00
Accumulation unit value at end of period                                                         $1.19      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                            496          6
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.02      $1.00
Accumulation unit value at end of period                                                         $1.06      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                              3         --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.00      $1.00
Accumulation unit value at end of period                                                         $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                            206          3
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05      $1.00
Accumulation unit value at end of period                                                         $1.23      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             43         --
-----------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.05      $1.00
Accumulation unit value at end of period                                                         $1.23      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                             33          3
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03      $1.00
Accumulation unit value at end of period                                                         $1.04      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                             --         --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03      $1.00
Accumulation unit value at end of period                                                         $1.05      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                              3         --
-----------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.03      $1.00
Accumulation unit value at end of period                                                         $1.06      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                              8         --
-----------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                   $1.04      $1.00
Accumulation unit value at end of period                                                         $1.14      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                             --         --
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  99

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                           2005       2004
---------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                               $1.05      $1.00
Accumulation unit value at end of period                                     $1.00      $1.05
Number of accumulation units outstanding at end of period (000 omitted)         82          2
---------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                               $1.04      $1.00
Accumulation unit value at end of period                                     $1.12      $1.04
Number of accumulation units outstanding at end of period (000 omitted)         --         --
---------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                               $1.05      $1.00
Accumulation unit value at end of period                                     $1.17      $1.05
Number of accumulation units outstanding at end of period (000 omitted)        105          3
---------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                               $1.04      $1.00
Accumulation unit value at end of period                                     $1.08      $1.04
Number of accumulation units outstanding at end of period (000 omitted)         --         --
---------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                               $1.02      $1.00
Accumulation unit value at end of period                                     $1.04      $1.02
Number of accumulation units outstanding at end of period (000 omitted)          5         --
---------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                               $1.06      $1.00
Accumulation unit value at end of period                                     $1.22      $1.06
Number of accumulation units outstanding at end of period (000 omitted)         --         --
---------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $1.02      $1.00
Accumulation unit value at end of period                                     $1.06      $1.02
Number of accumulation units outstanding at end of period (000 omitted)        139          4
---------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $1.07      $1.00
Accumulation unit value at end of period                                     $1.21      $1.07
Number of accumulation units outstanding at end of period (000 omitted)         --         --
---------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $1.05      $1.00
Accumulation unit value at end of period                                     $1.13      $1.05
Number of accumulation units outstanding at end of period (000 omitted)         62         --
---------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $1.02      $1.00
Accumulation unit value at end of period                                     $1.03      $1.02
Number of accumulation units outstanding at end of period (000 omitted)        265          5
---------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $1.04      $1.00
Accumulation unit value at end of period                                     $1.16      $1.04
Number of accumulation units outstanding at end of period (000 omitted)          2         --
---------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $1.06      $1.00
Accumulation unit value at end of period                                     $1.17      $1.06
Number of accumulation units outstanding at end of period (000 omitted)         --         --
---------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                               $1.05      $1.00
Accumulation unit value at end of period                                     $1.12      $1.05
Number of accumulation units outstanding at end of period (000 omitted)          2         --
---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
100  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                2005         2004
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.06        $1.00
Accumulation unit value at end of period                                                                          $1.17        $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)

Accumulation unit value at beginning of period                                                                    $1.00        $1.00

Accumulation unit value at end of period                                                                          $1.01        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                             105           --
* The 7-day simple and compound yields for RiverSource(SM) Variable Portfolio - Cash Management Fund at
  Dec. 31, 2005 were 2.46% and 2.49%, respectively
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)

Accumulation unit value at beginning of period                                                                    $1.05        $1.00

Accumulation unit value at end of period                                                                          $1.18        $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                             198           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)

Accumulation unit value at beginning of period                                                                    $1.01        $1.00

Accumulation unit value at end of period                                                                          $1.04        $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                              35           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)

Accumulation unit value at beginning of period                                                                    $1.04        $1.00

Accumulation unit value at end of period                                                                          $1.13        $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/15/2004)

Accumulation unit value at beginning of period                                                                    $1.01        $1.00

Accumulation unit value at end of period                                                                          $1.02        $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
* RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio -
  Large Cap Equity Fund on March 17, 2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)

Accumulation unit value at beginning of period                                                                    $1.02        $1.00

Accumulation unit value at end of period                                                                          $1.06        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)

Accumulation unit value at beginning of period                                                                    $1.05        $1.00

Accumulation unit value at end of period                                                                          $1.10        $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                             149            5
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.03        $1.00
Accumulation unit value at end of period                                                                          $1.06        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                             343            8
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.05        $1.00
Accumulation unit value at end of period                                                                          $1.22        $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                              20           --
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.09        $1.00
Accumulation unit value at end of period                                                                          $1.30        $1.09
Number of accumulation units outstanding at end of period (000 omitted)                                             115            4
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.04        $1.00
Accumulation unit value at end of period                                                                          $1.14        $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                              82            2
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                    AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  101

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                                                2005         2004
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.03        $1.00
Accumulation unit value at end of period                                                                          $1.07        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                               6            1
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.05        $1.00
Accumulation unit value at end of period                                                                          $1.13        $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.02        $1.00
Accumulation unit value at end of period                                                                          $1.08        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                               2           --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/15/2004)

Accumulation unit value at beginning of period                                                                    $1.02        $1.00

Accumulation unit value at end of period                                                                          $1.04        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.03        $1.00
Accumulation unit value at end of period                                                                          $1.06        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.05        $1.00
Accumulation unit value at end of period                                                                          $1.21        $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                              28            1
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.01        $1.00
Accumulation unit value at end of period                                                                          $1.01        $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                              50            3
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.03        $1.00
Accumulation unit value at end of period                                                                          $1.03        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                              36           --
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.04        $1.00
Accumulation unit value at end of period                                                                          $1.07        $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.00        $1.00
Accumulation unit value at end of period                                                                          $1.01        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                              16            1
*  Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio on April 28, 2006. On May 1,
   2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)

Accumulation unit value at beginning of period                                                                    $1.06        $1.00

Accumulation unit value at end of period                                                                          $1.09        $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.04        $1.00
Accumulation unit value at end of period                                                                          $1.11        $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.02        $1.00
Accumulation unit value at end of period                                                                          $1.04        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
102  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                2005         2004
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.05        $1.00
Accumulation unit value at end of period                                                                          $1.15        $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.03        $1.00
Accumulation unit value at end of period                                                                          $1.18        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                             105           43
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.02        $1.00
Accumulation unit value at end of period                                                                          $1.06        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.00        $1.00
Accumulation unit value at end of period                                                                          $1.01        $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                              52            3
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.05        $1.00
Accumulation unit value at end of period                                                                          $1.22        $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                              12           --
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.05        $1.00
Accumulation unit value at end of period                                                                          $1.23        $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                               3           --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.03        $1.00
Accumulation unit value at end of period                                                                          $1.03        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.03        $1.00
Accumulation unit value at end of period                                                                          $1.04        $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.02        $1.00
Accumulation unit value at end of period                                                                          $1.06        $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.04        $1.00
Accumulation unit value at end of period                                                                          $1.13        $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                              33           33
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.05        $1.00
Accumulation unit value at end of period                                                                          $1.00        $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                              19            1
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.04        $1.00
Accumulation unit value at end of period                                                                          $1.11        $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.04        $1.00
Accumulation unit value at end of period                                                                          $1.16        $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                              18           --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                    $1.04        $1.00
Accumulation unit value at end of period                                                                          $1.07        $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                              --           --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                    AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  103

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2005       2004
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.02      $1.00
Accumulation unit value at end of period                                                                            $1.03      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                --         --
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.06      $1.00
Accumulation unit value at end of period                                                                            $1.21      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                --         --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.02      $1.00
Accumulation unit value at end of period                                                                            $1.05      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                63         35
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.07      $1.00
Accumulation unit value at end of period                                                                            $1.20      $1.07
Number of accumulation units outstanding at end of period (000 omitted)                                                --         --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.04      $1.00
Accumulation unit value at end of period                                                                            $1.13      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                --         --
------------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.02      $1.00
Accumulation unit value at end of period                                                                            $1.03      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                61         27
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.04      $1.00
Accumulation unit value at end of period                                                                            $1.15      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                --         --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.05      $1.00
Accumulation unit value at end of period                                                                            $1.16      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                --         --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.05      $1.00
Accumulation unit value at end of period                                                                            $1.11      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                --         --
------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.06      $1.00
Accumulation unit value at end of period                                                                            $1.17      $1.06
Number of accumulation units outstanding at end of period (000 omitted)                                                --         --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)

Accumulation unit value at beginning of period                                                                      $1.00      $1.00

Accumulation unit value at end of period                                                                            $1.01      $1.00
Number of accumulation units outstanding at end of period (000 omitted)                                                 4          1
* The 7-day simple and compound yields for RiverSource(SM) Variable Portfolio - Cash Management Fund at Dec. 31, 2005 were 1.87%
  and 1.89%, respectively
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)

Accumulation unit value at beginning of period                                                                      $1.05      $1.00

Accumulation unit value at end of period                                                                            $1.17      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                51         --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)

Accumulation unit value at beginning of period                                                                      $1.01      $1.00

Accumulation unit value at end of period                                                                            $1.03      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                 9          1
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
104  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                                                  2005       2004
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)

Accumulation unit value at beginning of period                                                                      $1.04      $1.00

Accumulation unit value at end of period                                                                            $1.12      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                --         --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/15/2004)

Accumulation unit value at beginning of period                                                                      $1.01      $1.00

Accumulation unit value at end of period                                                                            $1.01      $1.01
Number of accumulation units outstanding at end of period (000 omitted)                                                --         --
* RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
  on March 17, 2006
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)

Accumulation unit value at beginning of period                                                                      $1.02      $1.00

Accumulation unit value at end of period                                                                            $1.05      $1.02
Number of accumulation units outstanding at end of period (000 omitted)                                                --         --
------------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)

Accumulation unit value at beginning of period                                                                      $1.05      $1.00

Accumulation unit value at end of period                                                                            $1.09      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                29         --
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.03      $1.00
Accumulation unit value at end of period                                                                            $1.05      $1.03
Number of accumulation units outstanding at end of period (000 omitted)                                                72          1
------------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.05      $1.00
Accumulation unit value at end of period                                                                            $1.21      $1.05
Number of accumulation units outstanding at end of period (000 omitted)                                                 4          1
------------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.08      $1.00
Accumulation unit value at end of period                                                                            $1.30      $1.08
Number of accumulation units outstanding at end of period (000 omitted)                                                22         --
------------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                                      $1.04      $1.00
Accumulation unit value at end of period                                                                            $1.14      $1.04
Number of accumulation units outstanding at end of period (000 omitted)                                                17         --
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                       RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
                    AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  105

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts ...............................................p.  3

Rating Agencies ...........................................................p.  4

Revenues Received During Calendar Year 2005 ...............................p.  4

Principal Underwriter .....................................................p.  5

Independent Registered Public Accounting Firm .............................p.  5

Condensed Financial Information (Unaudited) ...............................p.  6

Financial Statements


--------------------------------------------------------------------------------
106  RIVERSOURCE ENDEAVOR SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

RIVERSOURCE [LOGO](SM)
        ANNUITIES

American Centurion Life Assurance Company, Issuer
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
(800) 504-0469


 Ameriprise Financial Services, Inc. (Distributor), Member NASD. a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). RiverSourceSM
  insurance and branded annuity products are issued by American Centurion Life
        Assurance Company, Albany, NY, an Ameriprise Financial company.


            (C) 2006 Ameriprise Financial, Inc. All rights reserved.


273480 G (6/06)

PROSPECTUS

JUNE 19, 2006

RIVERSOURCE



INNOVATIONS(SM) SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


ISSUED BY:  AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)
            20 Madison Avenue Extension
            P.O. Box 5555
            Albany, NY 12205-0555
            Telephone: (800) 504-0469
            (Home Office)

            ACL VARIABLE ANNUITY ACCOUNT 2

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AIM Variable Insurance Funds, Series II Shares                         Goldman Sachs Variable Insurance Trust (VIT)
AllianceBernstein Variable Products Series Fund, Inc. (Class B)        MFS(R) Variable Insurance Trust(SM) - Service Class
American Century(R) Variable Portfolios, Inc., Class II                Oppenheimer Variable Account Funds, Service Shares
Columbia Funds Variable Insurance Trust                                Putnam Variable Trust - Class IB Shares
Dreyfus Investment Portfolios, Service Share Class                     RiverSource(SM) Variable Portfolio Funds (previously
Dreyfus Variable Investment Fund, Service Share Class                  American Express(R) Variable Portfolio Funds)
Fidelity(R) Variable Insurance Products Service Class 2                The Universal Institutional Funds, Inc., Class II Shares
Franklin(R) Templeton(R) Variable Insurance Products                   Van Kampen Life Investment Trust Class II Shares
   Trust (FTVIPT) - Class 2                                            Wanger Advisors Trust

Please read the prospectuses carefully and keep them for future reference.


Contracts purchased prior to June 19, 2006 with a seven-year withdrawal charge schedule receive a purchase payment credit for each payment made to the contract. Purchase payment credits are not available on contracts purchased on or after June 19, 2006. Expense charges for contracts with purchase payment credits may be higher than expenses for contracts without such credits. The amount of the credit may be more than offset by any additional fees and charges associated with the credit. The credits may be reversed in certain circumstances. (See "Buying Your Contract -- Purchase Payment Credits.") Purchase payment credits are not available for contracts with a five-year withdrawal charge schedule.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated May 1, 2006, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract and optional benefits. Your actual contract and any riders or endorsements are the controlling documents. American Centurion Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                      AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  1

American Centurion Life offers other annuities, which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges you will pay when buying, owning and withdrawing money from the contract we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the contract described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may prohibit their investment professionals from offering the contract and/or optional benefits described herein to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described herein by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contract described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contract and/or optional riders described in this prospectus.


TABLE OF CONTENTS

KEY TERMS .................................................................   3
THE CONTRACT IN BRIEF .....................................................   5
EXPENSE SUMMARY ...........................................................   7

CONDENSED FINANCIAL INFORMATION (UNAUDITED) ...............................  14
FINANCIAL STATEMENTS ......................................................  14
THE VARIABLE ACCOUNT AND THE FUNDS ........................................  14
THE FIXED ACCOUNT .........................................................  26
BUYING YOUR CONTRACT ......................................................  28
CHARGES ...................................................................  30
VALUING YOUR INVESTMENT ...................................................  36
MAKING THE MOST OF YOUR CONTRACT ..........................................  38
WITHDRAWALS ...............................................................  47
TSA -- SPECIAL WITHDRAWAL PROVISIONS ......................................  48
CHANGING OWNERSHIP ........................................................  48
BENEFITS IN CASE OF DEATH .................................................  48
OPTIONAL BENEFITS .........................................................  50
THE ANNUITY PAYOUT PERIOD .................................................  66
TAXES .....................................................................  68
VOTING RIGHTS .............................................................  71
SUBSTITUTION OF INVESTMENTS ...............................................  71
ABOUT THE SERVICE PROVIDERS ...............................................  72
ADDITIONAL INFORMATION ....................................................  74
APPENDIX A: EXAMPLE --
  INCOME ASSURER BENEFIT(SM) RIDER FEE ....................................  76
APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES .................................  77
APPENDIX C: EXAMPLE -- DEATH BENEFITS .....................................  80
APPENDIX D: EXAMPLE --
  ACCUMULATION PROTECTOR BENEFIT(SM) RIDER ................................  81
APPENDIX E: EXAMPLE --
  GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER .........................  83
APPENDIX F: GUARANTOR WITHDRAWAL BENEFIT FOR
  LIFE(SM) RIDER -- ADDITIONAL RMD DISCLOSURE .............................  85
APPENDIX G: GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER --
  RIDER A DISCLOSURE ......................................................  87
APPENDIX H: GUARANTOR(SM) WITHDRAWAL BENEFIT --
  RIDER B DISCLOSURE ......................................................  91
APPENDIX I: GUARANTOR(SM) WITHDRAWAL BENEFIT --
  ADDITIONAL RMD DISCLOSURE ...............................................  95
APPENDIX J: EXAMPLE --
  GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER ..................................  96
APPENDIX K: EXAMPLE --
  INCOME ASSURER BENEFIT(SM) RIDERS .......................................  98
APPENDIX L: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED) ............................................................. 103
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION .................................................. 113


CORPORATE CONSOLIDATION

Later this year, American Centurion Life plans to merge into one of their affiliates, IDS Life Insurance Company of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of the surviving life insurance company to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


--------------------------------------------------------------------------------
2  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

AMERICAN CENTURION LIFE: In this prospectus, "we," "us," "our" and "ACL" refer to American Centurion Life Assurance Company.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 3.5% but you may request we substitute an assumed investment rate of 5.0%. The 5.0% assumed investment rate is not available for any contracts with a five-year withdrawal charge schedule and a MAV Death Benefit.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.


FIXED ACCOUNT: Our general account which includes the one-year fixed account and the DCA fixed account. Amounts you allocate to the fixed account earn interest rates we declare periodically.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PURCHASE PAYMENT CREDITS: For contracts purchased prior to June 19, 2006 with a seven-year withdrawal schedule only, an addition we make to your contract value. We base the amount of the credit on total net payments (total payments less total withdrawals). We apply the credit to your contract based on your current payment. Purchase payment credits are not be available on contracts purchased on or after June 19, 2006.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o     Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o     Roth IRAs under Section 408A of the Code

o     Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
      Code

o     Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

RIDER EFFECTIVE DATE: The date you add a rider to the contract.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                      AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  3

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or withdrawal request) at our home office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our home office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.


--------------------------------------------------------------------------------
4  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the one-year fixed account, the DCA fixed account and/or subaccounts of the separate variable account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.


It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a withdrawal charge when you exchange out of your old contract and a new withdrawal charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your investment professional or to our home office within the time stated on the first page of your contract and receive a full refund of the contract value, less any purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.") We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:


o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts.
      (p. 14)

o the one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract" and "Transfer policies"). (p. 28 and 45)

o the DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account (see "DCA Fixed Account"). (p. 26)


BUYING YOUR CONTRACT: There are many factors to consider carefully and fully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. When considering the purchase of a variable annuity and when choosing an optional benefit rider, you should always work with an investment professional you know and trust. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

After carefully reviewing this prospectus and any other disclosure materials you are provided, make sure you understand how the variable annuity and any optional benefit riders you choose work. Make sure that the annuity and any optional rider you are considering will meet both your current and anticipated future financial situation and needs. Some of the factors among others you may wish to consider before you buy a variable annuity or choose an optional benefit rider include:

o Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit.

o How long you plan to hold your annuity: The contract has withdrawal charges. (p. 7) Does the contract meet your current and anticipated future needs for liquidity?


o How and when you plan to take money from your annuity: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payments. In addition, certain withdrawals may be subject to a federal income tax penalty. (p. 68)


o Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                      AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  5

o Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 44)


o If you can afford the contract: Are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?

o The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (p. 7)

Your investment professional will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Purchase payment amounts and purchase payment timing may be limited under the terms of your contract and/or pursuant to state requirements.

MINIMUM INITIAL PURCHASE PAYMENT
      $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
      $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*
      $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We may also restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor Withdrawal Benefit for Life(SM) rider and will restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor(SM) Withdrawal Benefit rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) Rider.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Transfers into the DCA fixed account are not permitted. There are restrictions on the amount you can allocate the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies"). (p. 44)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and income taxes (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2 and may have other tax consequences. Certain other restrictions may apply. (p. 47)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 48)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount based on the death benefit selected. (p. 48)

OPTIONAL BENEFITS: This contract offers features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of the purchase payments; and may limit the amount of partial withdrawals that can be taken under the optional benefit during a contract year. (p. 50)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The DCA fixed account is not available during the payout period. (p. 66)

TAXES: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 68)


LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, withdrawals or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


--------------------------------------------------------------------------------
6  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR MAKE A WITHDRAWAL FROM THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------
WITHDRAWAL CHARGE
--------------------------------------------------------------------------------

(Contingent deferred sales charge as a percentage of purchase payments withdrawn)

You select either a seven-year or five-year withdrawal charge schedule at the time of application.

            SEVEN-YEAR SCHEDULE                          FIVE-YEAR SCHEDULE
  YEARS FROM PURCHASE    WITHDRAWAL CHARGE    YEARS FROM PURCHASE    WITHDRAWAL CHARGE
    PAYMENT RECEIPT         PERCENTAGE          PAYMENT RECEIPT         PERCENTAGE
-----------------------------------------------------------------------------------------
         1                      8%                    1                     8%
-----------------------------------------------------------------------------------------
         2                      8                     2                     7
-----------------------------------------------------------------------------------------
         3                      7                     3                     6
-----------------------------------------------------------------------------------------
         4                      7                     4                     4
-----------------------------------------------------------------------------------------
         5                      6                     5                     2
-----------------------------------------------------------------------------------------
         6                      5                     Thereafter            0
-----------------------------------------------------------------------------------------
         7                      3
-----------------------------------------------------------------------------------------
         Thereafter             0
-----------------------------------------------------------------------------------------

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5% minus the present value of the remaining variable payouts using the applicable discount rate shown in the table below. (See "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


FOR CONTRACTS PURCHASED ON OR AFTER JUNE 19, 2006

                                                       AND YOUR AIR IS 3.5%, THEN           AND YOUR AIR IS 5.0%, THEN
IF YOUR WITHDRAWAL CHARGE SCHEDULE IS:             YOUR DISCOUNT RATE PERCENT (%) IS:   YOUR DISCOUNT RATE PERCENT (%) IS:
QUALIFIED
----------------------------------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                           5.90%                                7.40%
----------------------------------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                            6.15%                                7.65%
----------------------------------------------------------------------------------------------------------------------------
NONQUALIFIED
----------------------------------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                           6.10%                                6.25%
----------------------------------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                            7.70%                                7.85%
----------------------------------------------------------------------------------------------------------------------------

FOR ALL OTHER CONTRACTS


                                                       AND YOUR AIR IS 3.5%, THEN           AND YOUR AIR IS 5.0%, THEN
IF YOUR WITHDRAWAL CHARGE SCHEDULE IS:             YOUR DISCOUNT RATE PERCENT (%) IS:   YOUR DISCOUNT RATE PERCENT (%) IS:
QUALIFIED
----------------------------------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                           6.00%                                7.50%
----------------------------------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                            6.15%                                7.65%
----------------------------------------------------------------------------------------------------------------------------
NONQUALIFIED
----------------------------------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                           6.20%                                6.35%
----------------------------------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                            7.70%                                7.85%
----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                      AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  7

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT AND THE LENGTH OF YOUR CONTRACT'S WITHDRAWAL CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.


SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS PURCHASED ON OR AFTER JUNE 19, 2006

                                                           MORTALITY AND       VARIABLE ACCOUNT      TOTAL VARIABLE
                                                          EXPENSE RISK FEE   ADMINISTRATIVE CHARGE   ACCOUNT EXPENSE
 QUALIFIED ANNUITIES
----------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                              0.90%                0.15%                1.05%
----------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                              1.10                 0.15                 1.25
----------------------------------------------------------------------------------------------------------------------
 NONQUALIFIED ANNUITIES
----------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                              1.05                 0.15                 1.20
----------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                              1.25                 0.15                 1.40
----------------------------------------------------------------------------------------------------------------------

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL OTHER CONTRACTS


                                                           MORTALITY AND       VARIABLE ACCOUNT      TOTAL VARIABLE
                                                          EXPENSE RISK FEE   ADMINISTRATIVE CHARGE   ACCOUNT EXPENSE
QUALIFIED ANNUITIES
----------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                              1.00%                0.15%                1.15%
----------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                              1.20                 0.15                 1.35
----------------------------------------------------------------------------------------------------------------------
NONQUALIFIED ANNUITIES
----------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                              1.15                 0.15                 1.30
----------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                              1.35                 0.15                 1.50
----------------------------------------------------------------------------------------------------------------------


FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL CONTRACTS


QUALIFIED ANNUITIES
----------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                              1.20%                0.15%                1.35%
----------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                              1.40                 0.15                 1.55
----------------------------------------------------------------------------------------------------------------------
NONQUALIFIED ANNUITIES
----------------------------------------------------------------------------------------------------------------------
 ROP Death Benefit                                              1.35                 0.15                 1.50
----------------------------------------------------------------------------------------------------------------------
 MAV Death Benefit                                              1.55                 0.15                 1.70
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

OTHER ANNUAL EXPENSES

--------------------------------------------------------------------------------
ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                      $40
--------------------------------------------------------------------------------

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full withdrawal.)

OPTIONAL LIVING BENEFITS

If eligible, you may select one of the following optional living benefits. Each optional living benefit requires the use of an asset allocation model portfolio. The fees apply only if you elect one of these benefits.

---------------------------------------------------------------------------------------------------------------------------
ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE                                              MAXIMUM: 1.75%   CURRENT: 0.55%
---------------------------------------------------------------------------------------------------------------------------
(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation
Value, whichever is greater.)


---------------------------------------------------------------------------------------------------------------------------
GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER FEE                                       MAXIMUM: 1.50%   CURRENT: 0.65%
---------------------------------------------------------------------------------------------------------------------------
(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit
Amount, whichever is greater.)


---------------------------------------------------------------------------------------------------------------------------
GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE                                                MAXIMUM: 1.50%   CURRENT: 0.55%
---------------------------------------------------------------------------------------------------------------------------
(As a percentage of contract value charged annually on the contract anniversary.)

---------------------------------------------------------------------------------------------------------------------------
INCOME ASSURER BENEFIT(SM) - MAV RIDER FEE                                                MAXIMUM: 1.50%   CURRENT: 0.30%
---------------------------------------------------------------------------------------------------------------------------
INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE RIDER FEE                       MAXIMUM: 1.75%   CURRENT: 0.60%
---------------------------------------------------------------------------------------------------------------------------
INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE RIDER FEE     MAXIMUM: 2.00%   CURRENT: 0.65%
---------------------------------------------------------------------------------------------------------------------------
(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


--------------------------------------------------------------------------------
MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)
--------------------------------------------------------------------------------

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                             MINIMUM          MAXIMUM
---------------------------------------------------------------------------------------------------------------------------
Total expenses before fee waivers and/or expense reimbursements                               0.53%            2.59%
---------------------------------------------------------------------------------------------------------------------------


(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
--------------------------------------------------------------------------------

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                             GROSS TOTAL
                                                                                MANAGEMENT  12B-1   OTHER      ANNUAL
                                                                                   FEES     FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund, Series II Shares                                        0.72%    0.25%    0.30%   1.27%(1),(2)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund, Series II Shares                                0.75     0.25     0.34    1.34(1),(3)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund, Series II Shares                                0.72     0.25     0.31    1.28(1)
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Shares Portfolio (Class B)                          0.55     0.25     0.16    0.96(4)
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein VPS Growth and Income Portfolio (Class B)                        0.55     0.25     0.05    0.85(4)

------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio (Class B)                      0.75     0.25     0.12    1.12(4)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection, Class II                                 0.49     0.25     0.01    0.75(4)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International, Class II                                        1.13     0.25       --    1.38(4)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R), Class II                                             0.90     0.25     0.01    1.16(4)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value, Class II                                                0.83     0.25       --    1.08(4)
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                      AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  9

--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND (CONTINUED)
--------------------------------------------------------------------------------

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                             GROSS TOTAL
                                                                                MANAGEMENT  12B-1   OTHER      ANNUAL
                                                                                   FEES     FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield Fund, Variable Series, Class B                                 0.55%    0.25%    0.37%   1.17%(5)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Small Cap Value Fund, Variable Series, Class B                            0.80     0.25     0.10    1.15(6)
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares               0.75     0.25     0.04    1.04(4),(7)

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares          0.75     0.25     0.06    1.06(4)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares            0.75     0.25     0.05    1.05(4)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund International Value Portfolio, Service Shares     1.00     0.25     0.20    1.45(4),(7)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                            0.57     0.25     0.09    0.91(8)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio Service Class 2                                   0.57     0.25     0.10    0.92(8)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2                    0.36     0.25     0.12    0.73(4)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                  0.57     0.25     0.12    0.94(8)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio Service Class 2                                 0.72     0.25     0.17    1.14(8)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Income Securities Fund - Class 2                                   0.46     0.25     0.02    0.73(9),(10)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Rising Dividends Securities Fund - Class 2                         0.62     0.25     0.02    0.89(9),(10),(11)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2                     0.48     0.25     0.28    1.01(10),(11)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares Securities Fund - Class 2                                     0.60     0.25     0.18    1.03(10)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Global Income Securities Fund - Class 2                           0.62     0.25     0.12    0.99(9)
------------------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Growth Securities Fund - Class 2                                  0.75     0.25     0.07    1.07(9),(10)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund                                               0.80       --     0.07    0.87(12)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series - Service Class                               0.75     0.25     0.15    1.15(13),(14)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series - Service Class                                        0.90     0.25     0.16    1.31(13),(14)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Service Class                                         0.75     0.25     0.09    1.09(13),(14)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series - Service Class                                            0.75     0.25     0.15    1.15(13),(14)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA, Service Shares                           0.64     0.25     0.02    0.91(15)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Service Shares                              0.63     0.25     0.04    0.92(15)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                          0.74     0.25     0.05    1.04(15)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA, Service Shares                                 0.69     0.25     0.02    0.96(15)
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund - Class IB Shares                                   0.70     0.25     0.11    1.06(4)
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Equity Fund - Class IB Shares                              0.75     0.25     0.18    1.18(4)
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares                                   0.76     0.25     0.08    1.09(4)
------------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund - Class IB Shares                                             0.65     0.25     0.09    0.99(4)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Cash Management Fund                          0.33     0.13     0.15    0.61(16),(17)
------------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable Portfolio - Diversified Bond Fund                         0.47     0.13     0.17    0.77(16),(17)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                0.68     0.13     0.16    0.97(16),(17),(18)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                         1.05     0.13     0.34    1.52(16),(17),(18),(19)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund    0.44     0.13     0.33    0.90(16),(17),(19)

------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Growth Fund                                   0.66     0.13     0.17    0.96(16),(17),(18)
------------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable Portfolio - High Yield Bond Fund                          0.59     0.13     0.16    0.88(16),(17)

------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                     0.61     0.13     0.34    1.08(16),(17),(19)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - International Opportunity Fund                0.72     0.13     0.20    1.05(16),(17),(18)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                         0.56     0.13     0.14    0.83(16),(17),(18)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                          0.60     0.13     1.86    2.59(16),(17),(18),(19)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                           0.63     0.13     0.17    0.93(16),(17),(18),(19)
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
10  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND (CONTINUED)
--------------------------------------------------------------------------------

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                             GROSS TOTAL
                                                                                MANAGEMENT  12B-1   OTHER      ANNUAL
                                                                                   FEES     FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                            0.22%    0.13%    0.18%   0.53%(16),(17),(19)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Select Value Fund                             0.77     0.13     0.30    1.20(16),(17),(18),(19)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund           0.48     0.13     0.17    0.78(16),(17)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                          0.92     0.13     0.24    1.29(16),(17),(18),(19)
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Comstock Portfolio Class II Shares                0.56     0.25     0.03    0.84(4)

------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate Portfolio Class II Shares                          0.75     0.35     0.28    1.38(20)
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                     0.95       --     0.18    1.13(4)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                      0.90       --     0.05    0.95(4)
------------------------------------------------------------------------------------------------------------------------------------

(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses of Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.

(2) Effective Jan. 1, 2005 through Dec. 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. With fee waivers, net expenses were 1.22% of average daily net assets for AIM V.I. Basic Value Fund, Series II Shares.

(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(5) On April 28, 2006, Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B. The Fund's advisor has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% through April 30, 2007. In addition, the Fund's distributor has contractually agreed to waive 0.19% of the 12b-1 fees through April 30, 2007. If these waivers were reflected in the table, total annual fund operating expenses would be 0.66%.

(6) The Fund's distributor has voluntarily agreed to reimburse the Fund for a portion of the Class B share 12b-1 fee so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. If this waiver were reflected in the table, the 12b-1 fee for Class B shares would be 0.20% and total annual fund operating expenses for Class B shares would be 1.10%. This arrangement may be modified or terminated by the distributor at any time.

(7) The Dreyfus Corporation has agreed, until Dec. 31, 2006, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses do not exceed 0.90% for Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares and 1.40% for Dreyfus Variable Investment Fund International Value Portfolio, Service Shares (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings).

(8) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. Including these reductions, the net expenses would have been 0.89% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.88% for Fidelity(R) VIP Growth Portfolio Service Class 2, 0.89% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.07% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

(9) The Fund's administration fee is paid indirectly through the management fee.

(10) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(11) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.87%, respectively for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and (0.02%) and 0.99%, respectively for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.

(12) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.25% of the Fund's average daily net assets. The Investment Adviser may cease or modify the expense limitations at its discretion at any time. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(13) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(14) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Gross total annual expenses" would be lower.

(15) Expenses may vary in future years. "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

(16) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  11

(17) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(18) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund, 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.01% for RiverSource(SM) Variable Portfolio - Select Value Fund and 0.04% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund and 0.002% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund.

(19) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
      1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.72% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund and 1.25% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund.

(20) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to voluntarily waive a portion of the 12B-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these fee waivers/reimbursements, net expenses would have been 1.28% for Van Kampen UIF U.S. Real Estate Portfolio Class II Shares.


--------------------------------------------------------------------------------
12  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          IF YOU WITHDRAW YOUR CONTRACT
                                                    AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                 1 YEAR     3 YEARS    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------

 Seven-year withdrawal charge schedule              $1,420.51  $2,578.25  $3,758.59  $6,461.06
 for contracts purchased on or after June 19, 2006
 and if available in your state
------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule               1,430.76   2,607.32   3,804.19   6,537.35
 for all other contracts

------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                1,451.26   2,565.29   3,494.79   6,687.49
------------------------------------------------------------------------------------------------

QUALIFIED ANNUITY                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------

 Seven-year withdrawal charge schedule              $1,405.14  $2,534.52  $3,689.81  $6,345.06
 for contracts purchased on or after June 19, 2006
 and if available in your state
------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule               1,415.39   2,563.68   3,735.71   6,422.60
 for all other contracts

------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                1,435.89   2,521.84   3,426.92   6,575.19
------------------------------------------------------------------------------------------------

                                                       IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                                     OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                    AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                 1 YEAR     3 YEARS   5 YEARS    10 YEARS
------------------------------------------------------------------------------------------------

 Seven-year withdrawal charge schedule              $  620.51  $1,878.25  $3,158.59  $6,461.06
 for contracts purchased on or after June 19, 2006
 and if available in your state
------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                 630.76   1,907.32   3,204.19   6,537.35
 for all other contracts

------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                  651.26   1,965.29   3,294.79   6,687.49
------------------------------------------------------------------------------------------------

QUALIFIED ANNUITY                                     1 YEAR    3 YEARS    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------

 Seven-year withdrawal charge schedule              $  605.14  $1,834.52  $3,089.81  $6,345.06
 for contracts purchased on or after June 19, 2006
 and if available in your state
------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                 615.39   1,863.68   3,135.71   6,422.60
 for all other contracts

------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                  635.89   1,921.84   3,226.92   6,575.19
------------------------------------------------------------------------------------------------

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          IF YOU WITHDRAW YOUR CONTRACT
                                                    AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                 1 YEAR     3 YEARS    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------

 Seven-year withdrawal charge schedule              $  978.86  $1,254.00  $1,553.63  $2,070.53
 for contracts purchased on or after June 19, 2006
 and if available in your state
------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                 989.11   1,285.16   1,606.21   2,178.86
 for all other contracts

------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                1,009.61   1,247.27   1,310.72   2,392.36
------------------------------------------------------------------------------------------------

QUALIFIED ANNUITY                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------

 Seven-year withdrawal charge schedule              $  963.49  $1,207.15  $1,474.34  $1,906.02
 for contracts purchased on or after June 19, 2006
 and if available in your state
------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                 973.74   1,238.40   1,527.25   2,015.96
 for all other contracts

------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                  994.24   1,200.71   1,232.42   2,232.63
------------------------------------------------------------------------------------------------

                                                       IF YOU DO NOT WITHDRAW YOUR CONTRACT
                                                     OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                    AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                 1 YEAR     3 YEARS    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------

 Seven-year withdrawal charge schedule              $  178.86  $  554.00  $  953.63  $2,070.53
 for contracts purchased on or after June 19, 2006
 and if available in your state
------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                 189.11     585.16   1,006.21   2,178.86
 for all other contracts

------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                  209.61     647.27   1,110.72   2,392.36
------------------------------------------------------------------------------------------------

QUALIFIED ANNUITY                                    1 YEAR     3 YEARS    5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------

 Seven-year withdrawal charge schedule              $  163.49  $  507.15  $  874.34  $1,906.02
 for contracts purchased on or after June 19, 2006
 and if available in your state
------------------------------------------------------------------------------------------------
 Seven-year withdrawal charge schedule                 173.74     538.40     927.25   2,015.96
 for all other contracts

------------------------------------------------------------------------------------------------
 Five-year withdrawal charge schedule                  194.24     600.71   1,032.42   2,232.63
------------------------------------------------------------------------------------------------

(1) In these examples, the $40 contract administrative charge is estimated as a 0.015% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  13

CONDENSED FINANCIAL INFORMATION


You can find unaudited condensed financial information for the subaccounts under Appendix L.


FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with financial history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

      o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

      o PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM: Each underlying fund generally is available (unless we exclude it) to be a component fund of the asset allocation model portfolios (model portfolios) of the Portfolio Navigator (PN) Asset Allocation Program (see "Making the Most of Your Contract - Portfolio Navigator Asset Allocation Program"). Under the PN program, contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the relevant fund. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in the PN program, a fund in which your subaccount invests may be impacted if it is a component fund of one or more model portfolios.

      o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


--------------------------------------------------------------------------------
14  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

      o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

      O     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
            INTEREST: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

            We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

            The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").


            The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and withdrawing from the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.


            Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  15

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

      o Compensating, training and educating investment professionals who sell the contracts.

      o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

      o Providing sub-transfer agency and shareholder servicing to contract owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments.

      The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
16  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS OR TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

----------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                            INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value             Long-term growth of capital. Invests at least 65% of its     A I M Advisors, Inc.
Fund, Series II Shares           total assets in equity securities of U.S. issuers that
                                 have market capitalizations of greater than $500 million
                                 and are believed to be undervalued in relation to
                                 long-term earning power or other factors. The fund may
                                 invest up to 25% of its total assets in foreign securities.

----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital                 Long-term growth of capital. Invests primarily in            A I M Advisors, Inc.
Development Fund,                securities (including common stocks, convertible
Series II Shares                 securities and bonds) of small- and medium-sized
                                 companies. The Fund may invest up to 25% of its total
                                 assets in foreign securities.

----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core            Long-term growth of capital. Invests normally at least 80%   A I M Advisors, Inc.
Equity Fund,                     of its net assets, plus the amount of any borrowings for
Series II Shares                 investment purposes, in equity securities, including
                                 convertible securities, of medium sized companies. The
                                 fund may invest up to 20% of its net assets in equity
                                 securities of companies in other market capitalization
                                 ranges or in investment grade debt securities. The fund
                                 may also invest up to 25% of its total assets in foreign
                                 securities.

----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein                Total return consistent with reasonable risk, through a      AllianceBernstein L.P.
VPS Balanced Shares              combination of income and longer-term growth of capital.
Portfolio (Class IB)             Invests primarily in U.S. government and agency
                                 obligations, bonds, fixed-income senior securities
                                 (including short-and long-term debt securities and
                                 preferred stocks to the extent their value is attributable to their fixed-income characteristics), and common stocks.

----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein                Long-term growth of capital. Invests primarily in            AllianceBernstein L.P.
VPS Growth and Income            dividend-paying common stocks of large, well-established,
Portfolio (Class B)              "blue chip" companies.

----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein                Long-term growth of capital. Invests primarily in a          AllianceBernstein L.P.
VPS International Value          diversified portfolio of equity securities of established
Portfolio (Class B)              companies selected from more than 40 industries and from
                                 more than 40 developed and emerging market countries.

----------------------------------------------------------------------------------------------------------------------------
American Century VP              Long-term total return. To protect against U.S. inflation.   American Century Investment
Inflation Protection,                                                                         Management, Inc.
Class II

----------------------------------------------------------------------------------------------------------------------------
American Century VP              Capital growth. Invests primarily in stocks of growing       American Century Global
International, Class II          foreign companies in developed countries.                    Investment Management, Inc.

----------------------------------------------------------------------------------------------------------------------------
American Century                 Long-term capital growth. Invests primarily in U.S.          American Century Investment
VP Ultra(R), Class II            companies, but there is no limit on the amount of assets     Management, Inc.
                                 the Fund can invest in foreign companies.

----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  17

----------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                            INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
American Century                 Long-term capital growth, with income as a secondary         American Century Investment
VP Value, Class II               objective. Invests primarily in stocks of companies that     Management, Inc.
                                 management believes to be undervalued at the time of
                                 purchase.

----------------------------------------------------------------------------------------------------------------------------
Columbia High Yield              High level of current income with capital appreciation as    Columbia Management
Fund, Variable Series,           a secondary objective when consistent with the goal of       Advisors, LLC
Class B                          high current income. The Fund normally invests at least
                                 80% of its net assets (plus any borrowings for investment
                                 purposes) in high yielding corporate debt securities, such as bonds, debentures and notes that are rated below
                                 investment grade, or unrated securities which the Fund's
                                 investment advisor has determined to be of comparable
                                 quality. No more than 10% of the Fund's total assets will
                                 normally be invested in securities rated CCC or lower by
                                 S&P or Caa or lower by Moody's.

----------------------------------------------------------------------------------------------------------------------------
Columbia Small Cap Value         Long-term growth by investing primarily in smaller           Columbia Management
Fund, Variable Series,           capitalization (small-cap) equities. Under normal market     Advisors, LLC
Class B                          conditions, the Fund invests at least 80% of its net
                                 assets (plus any borrowings for investment purposes) in
                                 small-cap stocks. When purchasing securities for the Fund, the advisor generally chooses securities of companies it
                                 believes are undervalued. The Fund may invest up to 10% of its assets in foreign securities.

----------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment               The portfolio seeks investment results that are greater      The Dreyfus Corporation
Portfolios MidCap                than the total return performance of publicly traded
Stock Portfolio,                 common stocks of medium-sized domestic companies in the
Service Shares                   aggregate, as represented by the Standard & Poor's Midcap
                                 400 Index. The portfolio normally invests at least 80% of
                                 its assets in stocks of mid-size companies. The portfolio
                                 invests in growth and value stocks, which are chosen
                                 through a disciplined investment process that combines
                                 computer modeling techniques, fundamental analysis and
                                 risk management. Consistency of returns compared to the
                                 S&P 400 is a primary goal of the investment process. The
                                 portfolio's stock investments may include common stocks,
                                 preferred stocks, convertible securities and depository
                                 receipts, including those issued in initial public
                                 offerings or shortly thereafter.

----------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment               The portfolio seeks capital appreciation. The portfolio      The Dreyfus Corporation
Portfolios Technology            invests, under normal circumstances, at least 80% of its
Growth Portfolio,                assets in the stocks of growth companies of any size that
Service Shares                   Dreyfus believes to be leading producers or beneficiaries
                                 of technological innovation. Up to 25% of the portfolio's
                                 assets may be invested in foreign securities. The
                                 portfolio's stock investments may include common stocks,
                                 preferred stocks and convertible securities.

----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                            INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                 The portfolio seeks long-term capital growth consistent      The Dreyfus Corporation -
Investment Fund                  with the preservation of capital. Its secondary goal is      Fayez Sarofim & Co. is the
Appreciation Portfolio,          current income. To pursue these goals, the portfolio         portfolio's sub-investment
Service Shares                   normally invests at least 80% of its assets in common        advisor
                                 stocks. The portfolio focuses on "blue chip" companies
                                 with total market capitalizations of more than $5 billion
                                 at the time of purchase, including multinational
                                 companies. These established companies have demonstrated
                                 sustained patterns of profitability, strong balance
                                 sheets, an expanding global presence and the potential to
                                 achieve predictable, above-average earnings growth.

----------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                 The portfolio seeks long-term capital growth. To pursue      The Dreyfus Corporation
Investment Fund                  this goal, the portfolio normally invests at least 80% of
International Value              its assets in stocks. The portfolio ordinarily invests
Portfolio,                       most of its assets in securities of foreign companies
Service Shares                   which Dreyfus considers to be value companies. The
                                 portfolio's stock investments may include common stocks,
                                 preferred stocks and convertible securities, including
                                 those purchased in initial public offerings or shortly
                                 thereafter. The portfolio may invest in companies of any
                                 size. The portfolio may also invest in companies located
                                 in emerging markets.

----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)    Seeks long-term capital appreciation. Normally invests       Fidelity Management &
Portfolio Service Class 2        primarily in common stocks. Invests in securities of         Research Company (FMR),
                                 companies whose value it believes is not fully recognized    investment manager; FMR U.K.
                                 by the public. Invests in either "growth" stocks or          and FMR Far East,
                                 "value" stocks or both. The fund invests in domestic and     sub-investment advisers.
                                 foreign issuers.

----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth           Seeks to achieve capital appreciation. Normally invests      Fidelity Management &
Portfolio Service Class 2        primarily in common stocks. Invests in companies that it     Research Company (FMR),
                                 believes have above-average growth potential (stocks of      investment manager; FMR
                                 these companies are often called "growth" stocks). The       U.K., FMR Far East,
                                 Fund invests in domestic and foreign issuers.                sub-investment advisers.

----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Investment       Seeks as high of a level of current income as is             Fidelity Management &
Grade Bond Portfolio             consistent with the preservation of capital. Normally        Research Company (FMR),
Service Class 2                  invests at least 80% of assets in investment-grade debt      investment manager; FMR
                                 securities (those of medium and high quality) of all types   U.K., FMR Far East,
                                 and repurchase agreements for those securities.              sub-investment advisers.

----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap          Long-term growth of capital. Normally invests primarily in   Fidelity Management &
Portfolio Service Class 2        common stocks. Normally invests at least 80% of assets in    Research Company (FMR),
                                 securities of companies with medium market                   investment manager; FMR
                                 capitalizations. May invest in companies with smaller or     U.K., FMR Far East,
                                 larger market capitalizations. Invests in domestic and       sub-investment advisers.
                                 foreign issuers. The Fund invests in either "growth" or
                                 "value" common stocks or both.

----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  19

----------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                            INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas         Long-term growth of capital. Normally invests primarily in   Fidelity Management &
Portfolio Service Class 2        common stocks of foreign securities. Normally invests at     Research Company (FMR),
                                 least 80% of assets in non-U.S. securities.                  investment manager; FMR
                                                                                              U.K., FMR Far East, Fidelity
                                                                                              International Investment
                                                                                              Advisors (FIIA) and FIIA
                                                                                              U.K., sub-investment
                                                                                              advisers.

----------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Income           Seeks to maximize income while maintaining prospects for     Franklin Advisers, Inc.
Securities Fund - Class 2        capital appreciation. The Fund normally may invests in
                                 both equity and debt securities. The Fund seeks income by
                                 investing on corporate, foreign, and U.S. Treasury bonds
                                 as well as stocks with dividend yields the manager
                                 believes are attractive.

----------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Rising           Seeks long-term capital appreciation, with preservation of   Franklin Advisers, Inc.
Dividends Securities             capital as an important consideration. The Fund normally
Fund - Class 2                   invests at least 80% of its net assets in investments of
                                 companies that have paid rising dividends, and normally
                                 invests predominantly in equity securities.

----------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin                  Seeks long-term capital growth. The Fund normally invests    Franklin Advisers, Inc.
Small-Mid Cap Growth             at least 80% of its net assets in investments of small
Securities Fund - Class 2        capitalization (small cap) and mid capitalization (mid
                                 cap) companies. For this Fund, small-cap companies are
                                 those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the
                                 Russell 2000(R) Index, whichever is greater, at the time of purchase; and mid cap companies are companies with market
                                 capitalization values not exceeding $8.5 billion at the
                                 time of purchase.

----------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares             Seeks capital appreciation, with income as a secondary       Franklin Mutual Advisers, LLC
Securities Fund - Class 2        goal. The Fund normally invests mainly in equity
                                 securities that the manager believes are undervalued. The
                                 Fund normally invests primarily in undervalued stocks and
                                 to a lesser extent in risk arbitrage securities and
                                 distressed companies.

----------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton Global          Seeks high current income, consistent with preservation of   Franklin Advisers, Inc.
Income Securities Fund -         capital, with capital appreciation as a secondary
Class 2                          consideration. The Fund normally invests mainly in debt
                                 securities of governments and their political subdivisions and agencies, supranational organizations and companies
                                 located anywhere in the world, including emerging markets.

----------------------------------------------------------------------------------------------------------------------------
FTVIPT Templeton                 Seeks long-term capital growth. The Fund normally invests    Franklin Advisers, Inc.
Growth Securities Fund -         primarily in equity securities of companies located
Class 2                          anywhere in the world, including those in the U.S. and in
                                 emerging markets.

----------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------
20  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                            INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT                Seeks long-term capital appreciation. The Fund invests,      Goldman Sachs Asset
Mid Cap Value Fund               under normal circumstances, at least 80% of its net assets   Management, L.P.
                                 plus any borrowings for investment purposes (measured at
                                 time of purchase) ("Net Assets") in a diversified
                                 portfolio of equity investments in mid-cap issuers with
                                 public stock market capitalizations (based upon shares
                                 available for trading on an unrestricted basis) within the range of the market capitalization of companies
                                 constituting the Russell Midcap(R) Value Index at the time of investment. If the market capitalization of a company
                                 held by the Fund moves outside this range, the Fund may,
                                 but is not required to, sell the securities. The
                                 capitalization range of the Russell Midcap(R) Value Index
                                 is currently between $276 million and $14.9 billion.
                                 Although the Fund will invest primarily in publicly traded
                                 U.S. securities, it may invest up to 25% of its Net Assets in foreign securities, including securities of issuers in
                                 emerging countries and securities quoted in foreign
                                 currencies. The Fund may invest in the aggregate up to 20%
                                 of its Net Assets in companies with public stock market
                                 capitalizations outside the range of companies
                                 constituting the Russell Midcap(R) Value Index at the time of investment and in fixed-income securities, such as
                                 government, corporate and bank debt obligations.

----------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth          Long-term growth of capital and future income. Invests at    MFS Investment Management(R)
Stock Series -                   least 80% of its net assets in common stocks and related
Service Class                    securities of companies which MFS(R) believes offer better than average prospects for long-term growth.

----------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery             Capital appreciation. Invests at least 65% of its net        MFS Investment Management(R)
Series - Service Class           assets in equity securities of emerging growth companies.

----------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return              Above-average income consistent with the prudent             MFS Investment Management(R)
Series - Service Class           employment of capital, with growth of capital and income
                                 as a secondary objective. Invests primarily in a
                                 combination of equity and fixed income securities.

----------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series -        Capital growth and current income. Invests primarily in      MFS Investment Management(R)
Service Class                    equity and debt securities of domestic and foreign
                                 companies in the utilities industry.

----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital              Capital appreciation. Invests in securities of well-known,   OppenheimerFunds, Inc.
Appreciation Fund/VA,            established companies.
Service Shares

----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global               Long-term capital appreciation. Invests mainly in common     OppenheimerFunds, Inc.
Securities Fund/VA,              stocks of U.S. and foreign issuers that are "growth-type"
Service Shares                   companies, cyclical industries and special situations that are considered to have appreciation possibilities.

----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  21

----------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                            INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street          Seeks capital appreciation. Invests mainly in common         OppenheimerFunds, Inc.
Small Cap Fund/VA,               stocks of small-capitalization U.S. companies that the
Service Shares                   fund's investment manager believes have favorable business trends or prospects.

----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic            High level of current income principally derived from        OppenheimerFunds, Inc.
Bond Fund/VA,                    interest on debt securities. Invests mainly in three
Service Shares                   market sectors: debt securities of foreign governments and companies, U.S. government securities and lower-rated high yield securities of U.S. and foreign companies.

----------------------------------------------------------------------------------------------------------------------------
Putnam VT Health                 Seeks capital appreciation. The fund pursues its goal by     Putnam Investment
Sciences Fund -                  investing mainly in common stocks of companies in the        Management, LLC
Class IB Shares                  health sciences industries, with a focus on growth stocks.
                                 Under normal circumstances, the fund invests at least 80%
                                 of its net assets in securities of (a) companies that
                                 derive at least 50% of their assets, revenues or profits
                                 from the pharmaceutical, health care services, applied
                                 research and development and medical equipment and
                                 supplies industries, or (b) companies Putnam Management
                                 thinks have the potential for growth as a result of their
                                 particular products, technology, patents or other market
                                 advantages in the health sciences industries.

----------------------------------------------------------------------------------------------------------------------------
Putnam VT International          Seeks capital appreciation. The fund pursues its goal by     Putnam Investment
Equity Fund -                    investing mainly in common stocks of companies outside the   Management, LLC
Class IB Shares                  United States that Putnam Management believes have
                                 favorable investment potential. Under normal
                                 circumstances, the fund invests at least 80% of its net
                                 assets in equity investments.

----------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap              Seeks capital appreciation. The fund pursues its goal by     Putnam Investment
Value Fund -                     investing mainly in common stocks of U.S. companies, with    Management, LLC
Class IB Shares                  a focus on value stocks. Under normal circumstances, the
                                 fund invests at least 80% of its net assets in small
                                 companies of a size similar to those in the Russell 2000
                                 Value Index.

----------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund -           Seeks capital appreciation. The fund pursues its goal by     Putnam Investment
Class IB Shares                  investing mainly in common stocks of U.S. companies, with    Management, LLC
                                 a focus on growth stocks.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Maximum current income consistent with liquidity and         RiverSource Investments, LLC
Portfolio - Cash                 stability of principal. Invests primarily in money market    (RiverSource Investments)
Management Fund                  instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                                 certificates of deposit, bankers' acceptances, letters of
                                 credit, and commercial paper, including asset-backed
                                 commercial paper.

----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
22  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                            INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High level of current income while attempting to conserve    RiverSource Investments
Portfolio - Diversified          the value of the investment and continuing a high level of
Bond Fund                        income for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net
                                 assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like
                                 those included in the Lehman Brothers Aggregate Bond Index
                                 (Index), which are investment grade and denominated in
                                 U.S. dollars. The Index includes securities issued by the
                                 U.S. government, corporate bonds, and mortgage- and
                                 asset-backed securities. Although the Fund emphasizes
                                 high- and medium-quality debt securities, it will assume
                                 some credit risk to achieve higher yield and/or capital
                                 appreciation by buying lower-quality (junk) bonds.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High level of current income and, as a secondary goal,       RiverSource Investments
Portfolio - Diversified          steady growth of capital. Under normal market conditions,
Equity Income Fund               the Fund invests at least 80% of its net assets in
                                 dividend-paying common and preferred stocks.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital growth. The Fund's assets are primarily    RiverSource Investments,
Portfolio - Emerging             invested in equity securities of emerging market             adviser; Threadneedle
Markets Fund                     companies. Under normal market conditions, at least 80% of   International Limited, an
                                 the Fund's net assets will be invested in securities of      indirect wholly-owned
                                 companies that are located in emerging market countries,     subsidiary of Ameriprise
                                 or that earn 50% or more of their total revenues from        Financial, subadviser.
                                 goods and services produced in emerging market countries
                                 or from sales made in emerging market countries.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Total return that exceeds the rate of inflation over the     RiverSource Investments
Portfolio - Global Inflation     long-term. Non-diversified mutual fund that, under normal
Protected Securities Fund        market conditions, invests at least 80% of its net assets
                                 in inflation-protected debt securities. These securities
                                 include inflation-indexed bonds of varying maturities
                                 issued by U.S. and foreign governments, their agencies or
                                 instrumentalities, and corporations.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital growth. Invests primarily in common        RiverSource Investments
Portfolio - Growth Fund          stocks and securities convertible into common stocks that
                                 appear to offer growth opportunities. These growth
                                 opportunities could result from new management, market
                                 developments, or technological superiority. The Fund may
                                 invest up to 25% of its total assets in foreign
                                 investments.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High current income, with capital growth as a secondary      RiverSource Investments
Portfolio - High Yield           objective. Under normal market conditions, the Fund
Bond Fund                        invests at least 80% of its net assets in high-yielding,
                                 high-risk corporate bonds (junk bonds) issued by U.S. and
                                 foreign companies and governments.

----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  23

----------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                            INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             High total return through current income and capital         RiverSource Investments
Portfolio - Income               appreciation. Under normal market conditions, invests
Opportunities Fund               primarily in income-producing debt securities with an
                                 emphasis on the higher rated segment of the high-yield
                                 (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of
                                 the same quality. If a security falls below a B rating,
                                 the Fund may continue to hold the security.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Capital appreciation. Invests primarily in equity            RiverSource Investments,
Portfolio - International        securities of foreign issuers that offer strong growth       adviser; Threadneedle
Opportunity Fund                 potential. The Fund may invest in developed and in           International Limited, an
                                 emerging markets.                                            indirect wholly-owned
                                                                                              subsidiary of Ameriprise
                                                                                              Financial, subadviser.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Capital appreciation. Under normal market conditions, the    RiverSource Investments
Portfolio - Large Cap            Fund invests at least 80% of its net assets in equity
Equity Fund                      securities of companies with market capitalization greater than $5 billion at the time of purchase.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term growth of capital. Under normal market             RiverSource Investments
Portfolio - Large Cap            conditions, the Fund invests at least 80% of its net
Value Fund                       assets in equity securities of companies with a market
                                 capitalization greater than $5 billion. The Fund may also
                                 invest in income-producing equity securities and preferred stocks.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Growth of capital. Under normal market conditions, the       RiverSource Investments
Portfolio - Mid Cap              Fund invests at least 80% of its net assets in equity
Growth Fund                      securities of mid capitalization companies. The investment manager defines mid-cap companies as those whose market
                                 capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell
                                 Midcap(R) Growth Index.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital appreciation. The Fund seeks to provide    RiverSource Investments
Portfolio - S&P 500              investment results that correspond to the total return
Index Fund                       (the combination of appreciation and income) of
                                 large-capitalization stocks of U.S. companies. The Fund
                                 invests in common stocks included in the Standard & Poor's
                                 500 Composite Stock Price Index (S&P 500). The S&P 500 is
                                 made up primarily of large-capitalization companies that
                                 represent a broad spectrum of the U.S. economy.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term growth of capital. Invests primarily in common     RiverSource Investments,
Portfolio - Select Value         stocks, preferred stocks and securities convertible into     adviser; GAMCO Investors,
Fund                             common stocks that are listed on a nationally recognized     Inc., subadviser
                                 securities exchange or traded on the NASDAQ National
                                 Market System of the National Association of Securities
                                 Dealers. The Fund invests in mid-cap companies as well as
                                 companies with larger and smaller market capitalizations.

----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

----------------------------------------------------------------------------------------------------------------------------
FUND                             INVESTMENT OBJECTIVE AND POLICIES                            INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             A high level of current income and safety of principal       RiverSource Investments
Portfolio - Short Duration       consistent with an investment in U.S. government and
U.S. Government Fund             government agency securities. Under normal market
                                 conditions, at least 80% of the Fund's net assets are
                                 invested in securities issued or guaranteed as to
                                 principal and interest by the U.S. government, its
                                 agencies or instrumentalities.

----------------------------------------------------------------------------------------------------------------------------
RiverSource Variable             Long-term capital appreciation. Invests primarily in         RiverSource Investments,
Portfolio - Small Cap            equity securities. Under normal market conditions, at        adviser; River Road Asset
Value Fund                       least 80% of the Fund's net assets will be invested in       Management, LLC, Donald
                                 small cap companies with market capitalization, at the       Smith & Co., Inc., Franklin
                                 time of investment, of up to $2.5 billion or that fall       Portfolio Associates LLC and
                                 within the range of the Russell 2000(R) Value Index.         Barrow, Hanley, Mewhinney &
                                                                                              Strauss, Inc., subadvisers.

----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life                  Capital growth and income through investments in equity      Van Kampen Asset Management
Investment Trust                 securities, including common stocks, preferred stocks and
Comstock Portfolio,              securities convertible into common and preferred stocks.
Class II Shares

----------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S.              Above average current income and long-term capital           Morgan Stanley Investment
Real Estate Portfolio,           appreciation. Invests primarily in equity securities of      Management Inc., doing
Class II Shares                  companies in the U.S. real estate industry, including real   business as Van Kampen.
                                 estate investment trusts.

----------------------------------------------------------------------------------------------------------------------------
Wanger International             Long-term growth of capital. Invests primarily in stocks     Columbia Wanger Asset
Small Cap                        of companies based outside the U.S. with market              Management, L.P.
                                 capitalizations of less than $5 billion at time of initial purchase.

----------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller              Long-term growth of capital. Invests primarily in stocks     Columbia Wanger Asset
Companies                        of small- and medium-size U.S. companies with market         Management, L.P.
                                 capitalizations of less than $5 billion at time of initial purchase.

----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  25

THE FIXED ACCOUNT

The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing American Centurion Life annuities, product design, competition, and American Centurion Life's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of American Centurion Life.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ONE-YEAR FIXED ACCOUNT


Unless an asset allocation program is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").


DCA FIXED ACCOUNT (APPLIES TO CONTRACTS ISSUED ON OR AFTER JUNE 19, 2006)

You may only allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account to your investment allocations. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. We reserve the right to declare different annual effective rates:

o     for the DCA fixed account and the one-year fixed account;

o     for the DCA fixed accounts with terms of differing length;

o for amounts in the DCA fixed account you instruct us to transfer to the one-year fixed account;

o for amounts in the DCA fixed account you instruct us to transfer to the subaccounts.

The interest rates in effect for the DCA fixed account when we receive your purchase payment are guaranteed for the length of the term. When you allocate an additional purchase payment to an existing DCA fixed account term, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account of the same term on the date we receive your purchase payment. For DCA fixed accounts with an initial term (or, in the case of an additional purchase payment, a remaining term) of less than twelve months, the net effective interest rates we credit to the DCA fixed account balance will be less than the declared annual effective rates.



--------------------------------------------------------------------------------
26  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

o     the DCA fixed account for a six month term;

o     the DCA fixed account for a twelve month term;

o     the model portfolio in effect;

o if no model portfolio is in effect, to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

o to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

o     to the model portfolio then in effect;

o if no model portfolio is in effect, then to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in a model portfolio, and you choose to change your participation to a different model portfolio while a DCA fixed account is in progress, we will allocate transfers from the DCA fixed account to your newly-elected model portfolio.

If your contract permits, and you discontinue your participation in a model portfolio while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the asset allocation model portfolio in effect, or if no asset allocation model portfolio is in effect, in accordance with your investment instructions to us to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of Your Contract -- Automated Dollar-Cost Averaging."



--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  27

BUYING YOUR CONTRACT


Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our home office. As the owner, you have all rights and may receive all benefits under the contract. You may buy a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are age 85 or younger.


When you apply, you may select (if available):


o the one-year fixed account, the DCA fixed account and/or subaccounts in which you want to invest;


o     how you want to make purchase payments;

o the length of the withdrawal charge schedule (5 or 7 years from our receipt of each purchase payment);

o     a beneficiary;

o     the optional Portfolio Navigator asset allocation program(1); and

o     one of the following Death Benefits:

      -     ROP Death Benefit; or

      -     MAV Death Benefit(2).

In addition, you may also select:

--------------------------------------------------------------------------------
ANY ONE OF THE FOLLOWING OPTIONAL LIVING BENEFITS (ALL REQUIRE THE USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM):
--------------------------------------------------------------------------------

o     Accumulation Protector Benefit(SM) rider


o     Guarantor Withdrawal Benefit for Life(SM) rider(3)


o     Income Assurer Benefit(SM) - MAV rider(4)

o     Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider(4)

o Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base rider(4)

(1)   There is no additional charge for this feature.

(2) Available if both you and the annuitant are age 79 or younger at contract issue.


(3) Available if you and the annuitant are age 80 or younger at contract issue.


(4)   Available if the annuitant is age 75 or younger at contract issue.


The contract provides for allocation of purchase payments to the one-year fixed account, the DCA fixed account and/or the subaccounts of the variable account in even 1% increments. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be allocated to the one-year fixed account if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

If your application is complete, we will process it and apply your purchase payment and any purchase payment credit to the one-year fixed account, the DCA fixed account and subaccounts you selected within two business days after we receive it at our home office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our home office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our home office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


You may make additional purchase payments to nonqualified and qualified annuities until the retirement date, subject to the contact's allowable maximum total purchase payments.


--------------------------------------------------------------------------------
28  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

THE RETIREMENT DATE

Annuity payouts begin on the retirement date. When we process your application, we will establish the retirement date to be the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and for qualified annuities the date specified below. Your selected date can align with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the retirement date, provided you send us written instructions at least 30 days before annuity payouts begin. The retirement date may not be earlier than 13 months after the effective contract date.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, THE RETIREMENT DATE MUST BE:


o no later than the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1).


FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, TO COMPLY WITH IRS REGULATIONS, THE RETIREMENT DATE GENERALLY MUST BE:

o for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you satisfy your required minimum distributions in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.


Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.


(1) Applies to contracts purchased on or after June 19, 2006. For all other contracts, the retirement date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. Ask your investment professional which retirement date applies to you.

BENEFICIARY


We will pay your named beneficiary the death benefit if it becomes payable before the retirement date (while the contract is in force and before annuity payouts begin). If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

Purchase payment amounts and purchase payment timing may be limited under the terms of your contract or pursuant to state requirements.

MINIMUM INITIAL PURCHASE PAYMENT

      $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS

      $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS*

      $1,000,000


* This limit applies in total to all American Centurion Life annuities you own. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. We may also restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor Withdrawal Benefit for Life(SM) rider and will restrict cumulative additional purchase payments to $100,000 for contracts with the Guarantor(SM) Withdrawal Benefit rider. Additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) Rider.


HOW TO MAKE PURCHASE PAYMENTS

--------------------------------------------------------------------------------
BY LETTER
--------------------------------------------------------------------------------

Send your check along with your name and contract number to:

REGULAR MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  29

PURCHASE PAYMENT CREDITS


Purchase payment credits are not available for:

o     contracts with a five-year withdrawal charge schedule.

o contracts with a seven-year payment schedule where the contract was purchased on or after June 19, 2006.

All other contracts will receive a purchase payment credit on any purchase payment made to the contract. We apply a credit to your contract of 1% of your current purchase payment. We apply this credit immediately. We allocate the credit to the one-year fixed account and the subaccounts in the same proportions as your purchase payment.


We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full withdrawal in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher withdrawal charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contact is fully withdrawn. We prorate this charge among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year. In no instance will the charge from the fixed account exceed $30 in any contract year.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct the charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.


--------------------------------------------------------------------------------
30  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE


We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the fixed account. We cannot increase these fees.


The mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the withdrawal charge schedule that applies to your contract.

                                                                                         QUALIFIED ANNUITIES  NONQUALIFIED ANNUITIES

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR CONTRACTS PURCHASED ON OR AFTER JUNE 19, 2006
------------------------------------------------------------------------------------------------------------------------------------
ROP Death Benefit                                                                               0.90%                  1.05%
------------------------------------------------------------------------------------------------------------------------------------
MAV Death Benefit                                                                               1.10                   1.25
------------------------------------------------------------------------------------------------------------------------------------

SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE FOR ALL OTHER CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
ROP Death Benefit                                                                               1.00%                  1.15%
------------------------------------------------------------------------------------------------------------------------------------
MAV Death Benefit                                                                               1.20                   1.35
------------------------------------------------------------------------------------------------------------------------------------

FIVE-YEAR WITHDRAWAL CHARGE SCHEDULE
------------------------------------------------------------------------------------------------------------------------------------
ROP Death Benefit                                                                               1.20%                  1.35%
------------------------------------------------------------------------------------------------------------------------------------
MAV Death Benefit                                                                               1.40                   1.55
------------------------------------------------------------------------------------------------------------------------------------

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge will cover sales and distribution expenses.

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER FEE


We charge an annual fee of 0.55% of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the fee from the contract value on the contract anniversary. We prorate this fee among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.


Once you elect the Accumulation Protector Benefit(SM) rider, you may not cancel it and the fee will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Protector Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract holders. The Accumulation Protector Benefit(SM) rider charge will not exceed a maximum of 1.75%.

We will not change the Accumulation Protector Benefit(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  31

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. The waiting period for this rider will be restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Accumulation Protector Benefit Rider").


The fee does not apply after annuity payouts begin.


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER FEE

We charge an annual fee of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect the Guarantor Withdrawal Benefit for Life(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA or the Annual Lifetime Payment (ALP) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor Withdrawal Benefit for Life(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract owners. The Guarantor Withdrawal Benefit for Life(SM) rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor Withdrawal Benefit for Life(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the third contract anniversary, the Guarantor Withdrawal Benefit for Life(SM) rider charge will not change until the third contract anniversary, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the elective annual step up;

(b) you choose elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER FEE


THIS FEE INFORMATION APPLIES TO BOTH RIDER A (SEE APPENDIX G) AND RIDER B (SEE APPENDIX J).


We charge an annual fee of 0.55% of contract value for this optional feature only if you select it. We deduct the fee from your contract value on your contract anniversary. We prorate this fee among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.

Once you elect the Guarantor(SM) Withdrawal Benefit rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.


--------------------------------------------------------------------------------
32  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

Currently the Guarantor(SM) Withdrawal Benefit rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract owners. The Guarantor(SM) Withdrawal Benefit rider charge will not exceed a maximum charge of 1.50%.

We will not change the Guarantor(SM) Withdrawal Benefit rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to step up before the third contract anniversary, the Guarantor(SM) Withdrawal Benefit rider charge will not change until the third contract anniversary, when it will change to the charge that was in effect on the valuation date we received your last written request to exercise the elective step up;

(b) you choose the spousal continuation step up under Rider A after we have exercised our rights to increase the rider charge;

(c) you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.


The fee does not apply after annuity payouts begin.


INCOME ASSURER BENEFIT(SM) RIDER FEE

We charge an annual fee for this optional feature only if you select it. We determine the fee by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit(SM) rider you select. There are three Income Assurer Benefit(SM) rider options available under your contract (see "Optional Benefits -- Income Assurer Benefit(SM) Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit(SM) is as follows:

                                                                                MAXIMUM      CURRENT
-------------------------------------------------------------------------------------------------------
Income Assurer Benefit(SM) - MAV                                                 1.50%        0.30%
-------------------------------------------------------------------------------------------------------
Income Assurer Benefit(SM) - 5% Accumulation Benefit Base                        1.75         0.60
-------------------------------------------------------------------------------------------------------
Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base      2.00         0.65
-------------------------------------------------------------------------------------------------------


We deduct the fee from the contract value on your contract anniversary. We prorate this fee among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit(SM) fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.


Currently the Income Assurer Benefit(SM) rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate charge for each model portfolio for new contract owners but not to exceed the maximum charges shown above. We cannot change the Income Assurer Benefit(SM) charge after the rider effective date, unless you change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge and/or charge a separate charge for each model portfolio. If you decide to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the charge for new contract owners, you will pay the charge that is in effect on the valuation date we receive your written request to change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect. The waiting period for the rider will be restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Income Assurer Benefit(SM) Riders"). The fee does not apply after annuity payouts begin or the Income Assurer Benefit(SM) terminates.

For an example of how each Income Assurer Benefit(SM) rider fee is calculated, see Appendix A.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  33

WITHDRAWAL CHARGE

If you withdraw all or part of your contract value before annuity payouts begin, we may deduct a withdrawal charge. As described below, a withdrawal charge applies to each purchase payment you make. The withdrawal charge lasts for 7 years or 5 years, depending on which withdrawal charge schedule you select when you purchase the contract (see "Expense Summary").


You may withdraw an amount during any contract year without a withdrawal charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider:

--------------------------------------------------------------------------------
CONTRACTS WITHOUT GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER
--------------------------------------------------------------------------------


The TFA is the greater of:

o     10% of the contract value on the prior contract anniversary(1); and

o     current contract earnings.


--------------------------------------------------------------------------------
CONTRACTS WITH GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER
--------------------------------------------------------------------------------

The TFA is the greatest of:

o     10% of the contract value on the prior contract anniversary(1);

o     current contract earnings; and

o the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.


--------------------------------------------------------------------------------
CONTRACTS WITH GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER
--------------------------------------------------------------------------------

The TFA is the greatest of:

o     10% of the contract value on the prior contract anniversary(1);

o     current contract earnings; and

o     the Remaining Benefit Payment.

(1) We consider your initial purchase payment and any purchase payment credit to be the prior contract anniversary's contract value during the first contract year.

Amounts withdrawn in excess of the TFA may be subject to a withdrawal charge as described below.

A withdrawal charge will apply if the amount you withdraw includes any of your prior purchase payments that are still within their withdrawal charge schedule. To determine whether your withdrawal includes any of your prior purchase payments that are still within their withdrawal charge schedule, we withdraw amounts from your contract in the following order:

1. We withdraw the TFA first. We do not assess a withdrawal charge on the TFA.

2. We withdraw purchase payments not previously withdrawn, in the order you made them: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. By applying this "first-in, first-out" rule, we do not assess a withdrawal charge on purchase payments that we received prior to the number of years stated in the withdrawal charge schedule you select when you purchase the contract. We only assess a withdrawal charge on purchase payments that are still within the withdrawal charge schedule you selected.

EXAMPLE: Each time you make a purchase payment under the contract, a withdrawal charge schedule attaches to that purchase payment. The withdrawal charge percentage for each purchase payment declines according to the withdrawal charge schedule shown in your contract. (THE WITHDRAWAL CHARGE PERCENTAGES FOR THE 5-YEAR AND 7-YEAR WITHDRAWAL CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY" ABOVE.) For example, if you select the 7-Year withdrawal charge schedule, during the first two years after a purchase payment is made, the withdrawal charge percentage attached to that payment is 8%. The withdrawal charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a withdrawal charge as to that payment.

We determine your withdrawal charge by multiplying each of your payments withdrawn by the applicable withdrawal charge percentage (see "Expense Summary"), and then adding the total withdrawal charges.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request.

For an example, see Appendix B.


--------------------------------------------------------------------------------
34  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

WAIVER OF WITHDRAWAL CHARGES

We do not assess withdrawal charges for:

o     withdrawals of any contract earnings;

o withdrawals of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;


o if you elected the Guarantor Withdrawal Benefit for Life(SM) rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;


o if you elected the Guarantor(SM) Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

o required minimum distributions from a qualified annuity provided the amount is no greater than the required amount calculated under your specific contract currently in force; and

o contracts settled using an annuity payout plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to withdraw the value of your remaining annuity payments, we will assess a withdrawal charge.);

o withdrawals made as a result of one of the "Contingent events"* described below (see your contract for additional conditions and restrictions);

o     amounts we refund to you during the free look period;* and

o     death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum withdrawal charge. (See "Buying Your Contract -- Purchase Payment Credits.")

CONTINGENT EVENTS

o Withdrawals you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the withdrawal.

o To the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
Under this annuity payout plan, in most cases you can elect to take a withdrawal of the remaining variable payouts. If you take a withdrawal we impose a withdrawal charge. This charge will vary based on the death benefit guarantee and the assumed investment rate (AIR) you selected for the variable payouts. The withdrawal charge equals the present value of the remaining variable payouts using an AIR of either 3.5% or 5% minus the present value of the remaining variable payouts using the applicable discount rate shown in a table in the "Expense Summary." (See "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  35

VALUING YOUR INVESTMENT

We value your accounts as follows:


THE FIXED ACCOUNT

THE FIXED ACCOUNT INCLUDES THE ONE-YEAR FIXED ACCOUNT AND THE DCA FIXED ACCOUNT.

We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

o the sum of your purchase payments allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account;

o     plus interest credited;

o minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out;

o     minus any prorated portion of the contract administrative charge; and

o minus the prorated portion of the fee for any of the following optional benefits you have selected:

      -     Accumulation Protector Benefit(SM) rider;

      -     Guarantor Withdrawal Benefit for Life(SM) rider;

      -     Guarantor(SM) Withdrawal Benefit rider;

      -     Income Assurer Benefit(SM) rider;

      -     Benefit Protector(SM) rider; or

      -     Benefit Protector(SM) Plus rider.

SUBACCOUNTS


We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal; transfer amounts out of a subaccount; or we assess a contract administrative charge, a withdrawal charge, or fee for any optional contract riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.


--------------------------------------------------------------------------------
36  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share; and.

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o     additional purchase payments you allocate to the subaccounts;

o     any purchase payment credits allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial withdrawals;

o     withdrawal charges;

and the deduction of a prorated portion of:

o     the contract administrative charge; and

o     the fee for any of the following optional benefits you have selected:

      o     Accumulation Protector Benefit(SM) rider;


      o     Guarantor Withdrawal Benefit for Life(SM) rider;


      o     Guarantor(SM) Withdrawal Benefit rider; or

      o     Income Assurer Benefit(SM) rider.

Accumulation unit values will fluctuate due to:

o     changes in fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and

o mortality and expense risk fee and the variable account administrative charge.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  37

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

--------------------------------------------------------------------------------
HOW DOLLAR-COST AVERAGING WORKS
--------------------------------------------------------------------------------

                                                                                            NUMBER
By investing an equal number                                    AMOUNT     ACCUMULATION    OF UNITS
of dollars each month ...                             MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                      ------------------------------------------------
                                                       Jan       $100          $20           5.00
                                                      ------------------------------------------------
                                                       Feb        100           18           5.56
                                                      ------------------------------------------------
you automatically buy                                  Mar        100           17           5.88
more units when the                                   ------------------------------------------------
per unit market price is low ... ------------->        Apr        100           15           6.67
                                                      ------------------------------------------------
                                                       May        100           16           6.25
                                                      ------------------------------------------------
                                                       Jun        100           18           5.56
                                                      ------------------------------------------------
                                                       Jul        100           17           5.88
                                                      ------------------------------------------------
and fewer units                                        Aug        100           19           5.26
when the per unit                                     ------------------------------------------------
market price is high.            ------------->        Sept       100           21           4.76
                                                      ------------------------------------------------
                                                       Oct        100           20           5.00
                                                      ------------------------------------------------

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.


Dollar-cost averaging as described in this section is not available when a Portfolio Navigator model portfolio is in effect. However, subject to certain restrictions, dollar-cost averaging is available for use with a DCA fixed account. See the "DCA Fixed Account" and "Portfolio Navigator Asset Allocation Program" sections in this prospectus for details.


ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable by us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.


Different rules apply to asset rebalancing under a Portfolio Navigator model portfolio (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).


--------------------------------------------------------------------------------
38  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

As long as you are not participating in a Portfolio Navigator model portfolio, asset rebalancing is available for use with the DCA fixed account (see "DCA Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the DCA fixed account, you must terminate the asset rebalancing program or the DCA fixed account, as you may choose.


ASSET ALLOCATION PROGRAM


For contracts purchased before June 19, 2006, we offered an asset allocation program called Portfolio Navigator. You may elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you are required to participate in the PN program under the terms of the rider.


This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the one-year fixed account (if available under the asset allocation program), which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Under the asset allocation program, the subaccounts and/or the one-year fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the one-year fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

o reallocate your current model portfolio to an updated version of your current model portfolio; or

o     substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.


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                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  39

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REQUIRED USE OF ASSET ALLOCATION PROGRAM WITH ACCUMULATION PROTECTOR BENEFIT(SM)
RIDER, GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT(SM)
RIDER
--------------------------------------------------------------------------------


If you are required to participate in the asset allocation program because you purchased an optional Accumulation Protector Benefit(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider, you may not discontinue your participation in the asset allocation program unless permitted by the terms of the rider as summarized below:


o ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Protector Benefit(SM) rider automatically ends at the end of the waiting period as does the requirement that you participate in the asset allocation program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS UNTIL THE END OF THE WAITING PERIOD.

o GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER: Because the Guarantor(SM) Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Guarantor(SM) Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.

o INCOME ASSURER BENEFIT(SM) RIDER: You can terminate the Income Assurer Benefit(SM) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. As long as the Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(SM) RIDER IS IN EFFECT.


PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM

The Portfolio Navigator Asset Allocation Program (PN program) described in this section replaces the previously offered asset allocation program described above for owners of all contracts purchased on or after June 19, 2006 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after June 19, 2006. The PN program is available for nonqualified annuities and for qualified annuities.

The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the one-year fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Protector Benefit(SM) rider, Guarantor Withdrawal Benefit for Life(SM) rider or Income Assurer Benefit(SM) rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.



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40  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
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The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.

In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSource Variable Portfolio Funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the one-year fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither American Centurion Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.


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                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  41

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


Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the one-year fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the one-year fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you initially allocate qualifying purchase payments to the DCA fixed account, when available (see "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the DCA fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes the Guarantor Withdrawal Benefit for Life(SM) rider, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make, subject to state restrictions. If your contract includes an optional Accumulation Protector Benefit(SM) rider, Guarantor Withdrawal Benefit for Life(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your optional Accumulation Protector Benefit(SM) rider, Guarantor Withdrawal Benefit for Life(SM) rider, Guarantor(SM) Withdrawal Benefit rider or Income Assurer Benefit(SM) rider.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.



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42  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
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We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes the right to offer more or fewer model portfolios and to vary the allocation options and/or allocation percentages within those model portfolios. If permitted under applicable securities law, we reserve the right to substitute a fund of funds for your current model portfolio. We also reserve the right to discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

--------------------------------------------------------------------------------
PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER, GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER OR INCOME ASSURER BENEFIT(SM) RIDER
--------------------------------------------------------------------------------

If you purchase the optional Accumulation Protector Benefit(SM) rider, the optional Guarantor Withdrawal Benefit for Life(SM) rider, the optional Guarantor(SM) Withdrawal Benefit rider or the optional Income Assurer Benefit(SM) rider, you are required to participate in the PN program under the terms of each rider.

o ACCUMULATION PROTECTOR BENEFIT(SM) RIDER: You cannot terminate the Accumulation Protector Benefit(SM) rider. As long as the Accumulation Protector Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Protector Benefit(SM) rider automatically ends at the end of the waiting period as does the requirement that you participate in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

o GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER: The Guarantor Withdrawal Benefit for Life(SM) rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the Guarantor Withdrawal Benefit for Life(SM) rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

o GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER: In those states where the Guarantor Withdrawal Benefit for Life(SM) rider is not available, you may purchase the Guarantor(SM) Withdrawal Benefit rider. Because the Guarantor(SM) Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Guarantor(SM) Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full withdrawal if you do not want to participate in any of the model portfolios. Withdrawal charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

o INCOME ASSURER BENEFIT(SM) RIDER: You can terminate the Income Assurer Benefit(SM) rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full withdrawal. Withdrawal charges and tax penalties may apply. As long as the Income Assurer Benefit(SM) rider is in effect, your contract value must be invested in one of the model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT(SM) RIDER IS IN EFFECT.

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OPTIONAL PN PROGRAM
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If you do not select the optional Accumulation Protector Benefit(SM) rider, the optional Guarantor Withdrawal Benefit for Life(SM) rider, the optional Guarantor(SM) Withdrawal Benefit rider or the optional Income Assurer Benefit(SM) rider with your contract, you may elect to participate in the PN program.

Unless we agree otherwise, you may only elect the PN program at contract issue. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You can elect to participate in the PNprogram again at any time.

You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from the DCA fixed account (see "DCA Fixed Account"). Partial withdrawals do not cancel the PN program. The PN program will terminate on the date you make a full withdrawal from your contract or on your retirement date.



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                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  43

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TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a Portfolio Navigator model portfolio is in effect.


You may transfer contract value from any one subaccount, the one-year fixed account or the DCA fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the one-year fixed account. You may not transfer contract value to the DCA fixed account.


The date your request to transfer will be processed depends on when we receive it:


o If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:


--------------------------------------------------------------------------------
We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period.
--------------------------------------------------------------------------------


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or


o     limiting the number of transfers in a contract year to 12 transfers.


Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners, uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


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44  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
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We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the funds and harm contract owners.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing the same fund's shares will do so, and the returns of the fund could be adversely affected as a result.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

TRANSFER POLICIES


o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer. The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. We reserve the right to limit transfers to the one-year fixed account if the interest rate we are then currently crediting to the one-year fixed account is equal to the minimum interest rate stated in the contract.

o You may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.



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                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  45

o You may not transfer contract values from the subaccounts or the one-year fixed account into the DCA fixed account. However, you may transfer contract values from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, as described above. (See "DCA Fixed Account.")

o Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. When annuity payments begin, you must transfer all contract value out of your DCA accounts.

o We reserve the right to limit the number of transfers you may make in a contract year to 12.


HOW TO REQUEST A TRANSFER OR WITHDRAWAL

--------------------------------------------------------------------------------
1 BY LETTER
--------------------------------------------------------------------------------

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our home office:

REGULAR MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

American Centurion Life Assurance Company
20 Madison Avenue Extension
Albany, NY 12203

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

--------------------------------------------------------------------------------
2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS
--------------------------------------------------------------------------------


Your investment professional can help you set up automated transfers among your one-year fixed account or the subaccounts or automated partial withdrawals from the one-year fixed account, DCA fixed account or the subaccounts.


You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months.

o Transfers out of the one-year fixed account are limited to 30% of the one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater.

o Automated withdrawals may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial withdrawals are in effect.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly
                           $250 quarterly, semiannually or annually


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46  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
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

--------------------------------------------------------------------------------
3 BY PHONE
--------------------------------------------------------------------------------

Call between 8 a.m. and 4:30 p.m. Eastern time:

(800) 504-0469

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance
Withdrawals:               $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. If we receive your withdrawal request at our home office at or after the close of business, we will process your withdrawal using the accumulation unit value we calculate on the next valuation date after we received your withdrawal request. We may ask you to return the contract. You may have to pay administrative charges, withdrawal charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

Any partial withdrawals you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider and your partial withdrawals in any contract year exceed the permitted withdrawal amount under the terms of the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits").


In addition, withdrawals you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

WITHDRAWAL POLICIES


If you have a balance in more than one account and you request a partial withdrawal, we will automatically withdraw from all your subaccounts, the DCA fixed account and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value. You may request that a partial withdrawal be taken from one or more investment options unless an asset allocation program is in effect for your contract. After executing a partial withdrawal, the value in the one-year fixed account and each subaccount must be either zero or at least $50.


RECEIVING PAYMENT

By regular or express mail:

o     payable to you;

o     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      -- the withdrawal amount includes a purchase payment check that has not cleared;

      --    the NYSE is closed, except for normal holiday and weekend closings;

      --    trading on the NYSE is restricted, according to SEC rules;

      -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      -- the SEC permits us to delay payment for the protection of security holders.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  47

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      --    you are at least age 59 1/2;

      --    you are disabled as defined in the Code;

      --    you severed employment with the employer who purchased the contract;
            or

      --    the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.


Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. If you have an Income Assurer Benefit(SM), the rider will terminate upon transfer of ownership of the annuity contract. The Accumulation Protector Benefit(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider, and the Guarantor(SM) Withdrawal Benefit rider will continue upon transfer of ownership of the annuity contract (see "Optional Benefits").


BENEFITS IN CASE OF DEATH

You must select a death benefit at the time you purchase your contract. There are two death benefit options available under your contact:

o     Return of Purchase Payments (ROP) Death Benefit; or

o     Maximum Anniversary Value (MAV) Death Benefit.

If both you and the annuitant are 79 or younger at contract issue, you may select either death benefit. If either you or the annuitant are 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that you elect in your contract. The death benefit you elect determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

Under both options, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you chose when you purchased the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

For an example of how each death benefit is calculated, see Appendix C.


--------------------------------------------------------------------------------
48  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
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

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:

      ADJUSTED PARTIAL WITHDRAWALS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =  PW X DB
                                                                                   -------
                                                                                     CV

      PW = the partial withdrawal including any applicable withdrawal charge.

      DB = the death benefit on the date of (but prior to) the partial withdrawal.

      CV = contract value on the date of (but prior to) the partial withdrawal.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)   current contract value; or

(b) total payments and purchase payment credits made to the contract minus adjusted partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by adjusted partial withdrawals. Every contract anniversary after that prior to the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

--------------------------------------------------------------------------------
RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT
--------------------------------------------------------------------------------

The ROP Death Benefit is the basic death benefit to the contract that will pay your beneficiaries no less than your purchase payments and any purchase payment credits, adjusted for withdrawals. If you or the annuitant die before annuity payouts begin and while this contract is in force, we will pay the beneficiary the greater of these two values:

1.    contract value; or

2. total purchase payments and any purchase payment credits minus adjusted partial withdrawals.

--------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT
--------------------------------------------------------------------------------

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before annuity payouts begin, we will pay the beneficiary the greatest of these three values:

1.    contract value;

2. total purchase payments and any purchase payment credits minus adjusted partial withdrawals; or

3.    the MAV on the date of death.

IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM), if selected, will terminate. The Accumulation Protector Benefit(SM) rider, the Guarantor Withdrawal Benefit for Life(SM) rider, and the Guarantor(SM) Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.


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                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  49

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


      Your spouse may elect to assume ownership of the contract at any time before annuity payouts begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. The Income Assurer Benefit(SM), if selected, will terminate. The Guarantor Withdrawal Benefit for Life(SM) rider and the Guarantor(SM) Withdrawal Benefit rider, if selected, will continue (see "Optional Benefits").


o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five-year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

      o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

      o payouts begin no later than one year following the year of your death; and

      o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

OPTIONAL LIVING BENEFITS

ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

The Accumulation Protector Benefit(SM) rider is an optional benefit that you may select for an additional charge. The Accumulation Protector Benefit(SM) rider may provide a guaranteed contract value at the end of the specified waiting period on the benefit date, but not until then, under the following circumstances:

--------------------------------------------------------------------------------------------------------------------------
ON THE BENEFIT DATE, IF:                                 THEN YOUR ACCUMULATION PROTECTOR BENEFIT(SM) RIDER BENEFIT IS:
--------------------------------------------------------------------------------------------------------------------------
The Minimum Contract Accumulation Value (defined         The contract value is increased on the benefit date to equal the
below) as determined under the Accumulation Protector    Minimum Contract Accumulation Value as determined under the
Benefit(SM) rider is greater than your contract value,   Accumulation Protector Benefit(SM) rider on the benefit date.
--------------------------------------------------------------------------------------------------------------------------
The contract value is equal to or greater than the       Zero; in this case, the Accumulation Protector Benefit(SM) rider
Minimum Contract Accumulation Value as determined        ends without value and no benefit is payable.
under the Accumulation Protector Benefit(SM) rider,
--------------------------------------------------------------------------------------------------------------------------

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit(SM) rider will terminate without value and no benefits will be paid. EXCEPTION: If you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit(SM) rider on the valuation date your contract value reached zero.


You may elect the Accumulation Protector Benefit(SM) rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit(SM) rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit(SM) rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Protector Benefit(SM) may not be purchased with the optional Guarantor Withdrawal Benefit for Life(SM) rider, the Guarantor(SM) Withdrawal Benefit rider, or any Income Assurer Benefit(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date. The Accumulation Protector Benefit(SM) rider may not be available in all states.



--------------------------------------------------------------------------------
50  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

You should consider whether an Accumulation Protector Benefit(SM) rider is appropriate for you because:


o you must participate in the Portfolio Navigator program if you purchase a contract on or after June 19, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this rider before June 19, 2006, you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the Portfolio Navigator program after June 19, 2006. The Portfolio Navigator program and the asset allocation program limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program.");


o you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit(SM) rider;

o if you purchase this annuity as a qualified annuity, for example, an IRA, you may need to take partial withdrawals from your contract to satisfy the minimum distribution requirements of the Code (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals, including those used to satisfy required minimum distributions, will reduce any potential benefit that the Accumulation Protector Benefit(SM) rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

o if you think you may withdraw all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit(SM) rider, which is the length of the waiting period under the Accumulation Protector Benefit(SM) rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit(SM) rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit(SM) rider may provide;

o the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will restart if you exercise the elective step up option (described below) or your surviving spouse exercises the spousal continuation elective step up (described below); and

o the 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted if you elect to change model portfolios to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

Be sure to discuss with your investment professional whether an Accumulation Protector Benefit(SM) rider is appropriate for your situation.

--------------------------------------------------------------------------------
HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT(SM):

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit(SM) rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL WITHDRAWALS: The adjustment made for each partial withdrawal from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial withdrawal to the contract value on the date of (but immediately prior to) the partial withdrawal; and

(b) is the MCAV on the date of (but immediately prior to) the partial withdrawal. WAITING PERIOD: The waiting period for the rider is 10 years.

The 10 year waiting period under the Accumulation Protector Benefit(SM) rider will be restarted on the latest contract anniversary if you elect to change asset allocation models to one that causes the Accumulation Protector Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.
--------------------------------------------------------------------------------

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and any purchase payment credits received within the first 180 days that the rider is effective. It is reduced by adjustments for any partial withdrawals made during the waiting period.


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                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  51

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.    80% of the contract value on the contract anniversary; or

2.    the MCAV immediately prior to the Automatic Step Up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit(SM) rider at that time for new contract holders. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Protector Benefit(SM) rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

      The rider will terminate before the benefit date without paying a benefit on the date:

      o     you take a full withdrawal; or

      o     annuitization begins; or

      o     the contract terminates as a result of the death benefit being paid.

      The rider will terminate on the benefit date.

For an example, see Appendix D.


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GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER

The Guarantor Withdrawal Benefit For Life(SM) rider is an optional benefit that you may select for an additional annual charge if:

o     you purchase your contract on or after June 19, 2006(1); and

o you and the annuitant are 80 or younger on the date the contract is issued.

You must elect the Guarantor Withdrawal Benefit For Life(SM) rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit For Life(SM) rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payments to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payments begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payments begin.

The Guarantor Withdrawal Benefit For Life(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract before the annuity payments begin and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit For Life(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA [under the basic withdrawal benefit] is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life(SM) rider guarantees that you may take the following partial withdrawal amounts each contract year:

o After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

o During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

o After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

o During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

(1) We have offered two earlier versions of this rider. In previous disclosures, we have referred to these riders as Rider A and Rider B. See Appendix G for information regarding Rider A, and Appendix H for information regarding Rider B, which are no longer offered.


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If you withdraw less than allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below). Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the lifetime withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Withdrawal Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Withdrawals").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit For Life(SM) rider is appropriate for you because:

o LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

      (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the guaranteed lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see "At Death" heading below). Therefore, it is possible for the lifetime withdrawal benefit to end while the person(s) relying on the lifetime withdrawal benefit is/are still alive. This possibility may present itself when:

            (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living; or

            (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

      (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

      (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). Unless there has been a spousal continuation or ownership change, any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

      (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit For Life(SM) rider will terminate.

o USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts and the one-year fixed account (if included) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account (if included) that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") Subject to state restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.


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o     TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor Withdrawal Benefit for Life(SM) rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o LIMITATIONS ON PURCHASE PAYMENTS: We may also restrict cumulative additional purchase payments to $100,000.

o LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit For Life(SM) rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.

o NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit For Life(SM) rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

o INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal procedures described below for the GBA, RBA and ALP.

For an example, see Appendix E.

KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER ARE DESCRIBED BELOW:

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

The GBA is determined at the following times, calculated as described:

o     At contract issue -- the GBA is equal to the initial purchase payment.

o When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

o When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

      (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



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GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

The RBA is determined at the following times, calculated as described:

o     At contract issue -- the RBA is equal to the initial purchase payment.

o When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal that payment's GBA to the amount of the purchase payment.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

      (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and the each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

o     At contract issue -- the GBP is established as 7% of the GBA value.

o At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

o When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



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o     When an individual RBA is reduced to zero -- the GBP associated with that
      RBA will also be reset to zero.

o When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the total RBP -- the GBP remains unchanged.

      (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

The RBP is determined at the following times, calculated as described:

o At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

o At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

o When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

o When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

o When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCEDURES AND RBA EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The Covered Person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

o When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

o At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).



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o     When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the RALP -- the ALP remains unchanged.

      (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:

      (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

      (b)   At any other time -- the RALP is established equal to the ALP.

o At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

o At the beginning of any other contract year -- the RALP is set equal to ALP.

o When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

o When you make a partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCEDURES ARE APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

o     The RMD is the life expectancy RMD for this contract alone, and

o The RMD amount is based on the requirements of the Code section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

o The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

o     Only one step up is allowed each contract year.

o If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the third rider anniversary.



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o     If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

o If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the after close of business, the step up date will be the next valuation day.

o The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

o Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

o The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

o The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

o The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

o     The total RBP will be reset as follows:

      (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

      (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.

o The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

o     The RALP will be reset as follows:

      (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

      (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but never less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit For Life(SM) rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

o     The GBA, RBA, and GBP values remain unchanged.

o The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

o If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

o If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

o If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

o If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to equal to the ALP less any withdrawals made in the contract year, but never less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the change of covered person (see "Covered Person" heading above).



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SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or their investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the after close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

o If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

      (a)   receive the remaining schedule of GBPs until the RBA equals zero; or

      (b) wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

      We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to the RALP. In this scenario, you can choose to receive:

      (a)   the remaining schedule of GBPs until the RBA equals zero; or

      (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

      We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

o The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

o     We will no longer accept additional purchase payments;

o     You will no longer be charged for the rider;

o     Any attached death benefit riders will terminate; and

o The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit For Life(SM) rider and the contract will terminate under either of the following two scenarios:

o If the contract value falls to zero as a result of a withdrawal that is greater than the RALP and the RBP. This is full withdrawal of the contract.

o If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero, then the Guarantor Withdrawal Benefit For Life(SM) rider will terminate when the death benefit becomes payable (see "Benefits in Case of Death"). The beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guarantor Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

o If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

o If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

o If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.



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CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing
Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:

o If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payment multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to equal the ALP.

o If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

o If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to equal the ALP.

o If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to equal the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the change of covered person (see "Covered Person" heading above).

GUARANTOR WITHDRAWAL BENEFIT -- ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit For Life(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.



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INCOME ASSURER BENEFIT(SM) RIDERS


There are three optional Income Assurer Benefit(SM) riders available under your contract:

o     Income Assurer Benefit(SM) - MAV;

o     Income Assurer Benefit(SM) - 5% Accumulation Benefit Base; or

o     Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit
      Base.

The Income Assurer Benefit(SM) riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit(SM) rider. This section is followed by a description of each specific Income Assurer Benefit(SM) rider and how it is calculated.

You should consider whether an Income Assurer Benefit(SM) rider is appropriate for you because:


o you must participate in the Portfolio Navigator program if you purchase a contract on or after June 19, 2006 with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). If you selected this rider before June 19, 2006, you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the Portfolio Navigator program after June 19, 2006. The Portfolio Navigator program and the asset allocation program limits your choice of subaccounts and the one-year fixed account to those that are in the asset allocation model you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program.");


o if you are purchasing the contract as a qualified annuity, such as an IRA, and you are planning to begin annuity payouts after the date on which minimum distributions required by the Code must begin, you should consider whether an Income Assurer Benefit(SM) is appropriate for you (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). Partial withdrawals you take from the contract, including those used to satisfy RMDs, will reduce the guaranteed income benefit base (defined below), which in turn may reduce or eliminate the amount of any annuity payouts available under the rider. Consult a tax advisor before you purchase any Income Assurer Benefit(SM) rider with a qualified annuity;

o you must hold the Income Assurer Benefit(SM) for 10 years unless you elect to terminate the rider within 30 days following the first anniversary after the effective date of the rider;

o you can only exercise the Income Assurer Benefit(SM) within 30 days after a contract anniversary following the expiration of the 10-year waiting period;

o the Income Assurer Benefit(SM) rider terminates* on the contract anniversary after the annuitant's 86th birthday; and

o the 10-year waiting period will be restarted if you elect to change model portfolios to one that causes the Income Assurer Benefit(SM) rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.


If the annuitant is 75 or younger at contract issue, you may choose this optional benefit at the time you purchase your contract for an additional charge. The amount of the charge is determined by the Income Assurer Benefit(SM) you select (see "Charges -- Income Assurer Benefit(SM) Rider Fee"). The effective date of the rider will be the contract issue date. The Accumulation Protector Benefit(SM), Guarantor Withdrawal Benefit for Life(SM), and Guarantor(SM) Withdrawal Benefit riders are not available with any Income Assurer Benefit(SM) rider. Be sure to discuss with your investment professional whether an Income Assurer Benefit(SM) rider is appropriate for your situation.



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HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER
BENEFIT(SM) RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit(SM) rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit(SM). Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the RiverSource Variable Portfolio
- Cash Management and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments and any purchase payment credits paid in the last five years before exercise of the benefit which we will exclude from the calculation of the guaranteed income benefit base whenever they equal $50,000 or more, or if they equal 25% or more of total purchase payments and any purchase payment credits.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges) to the contract value on the date of (but prior to) the partial withdrawal, and

(b)   is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as excluded investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. The 10-year waiting period will be restarted if you elect to change your model portfolio to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see "Charges -- Income Assurer Benefit(SM)").

THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT(SM):

EXERCISING THE RIDER

Rider exercise conditions are:

o you may only exercise the Income Assurer Benefit(SM) rider within 30 days after any contract anniversary following the expiration of the waiting period;

o     the annuitant on the retirement date must be between 50 to 86 years old;
      and

o you can only take an annuity payment in one of the following annuity payout plans:

      Plan A -- Life Annuity - No Refund;

      Plan B -- Life Annuity with Ten or Twenty Years Certain;

      Plan D -- Joint and Last Survivor Life Annuity - No Refund;

             -- Joint and Last Survivor Life Annuity with Twenty Years Certain;
                or

      Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit(SM) rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. Exception: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

o If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

o If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.


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Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased after June 19, 2006.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.


First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

  P (t-1) (1 + i)
  --------------- =  P(t)
       1.05

      P(t-1) = prior annuity payout
      P(t)   = current annuity payout
      i      = annualized subaccount performance

Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 3.5% assumed investment rate. If your subaccount performance equals 3.5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 3.5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 3.5%, your variable annuity payout will decrease from the previous variable annuity payout.


(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.


TERMINATING THE RIDER

Rider termination conditions are:

o you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

o you may terminate the rider any time after the expiration of the waiting period;

o the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

o the rider will terminate* on the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate on the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit(SM) rider before this time, your benefits will continue according to the annuity payout plan you have selected.

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT(SM) RIDERS DESCRIBED BELOW:

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INCOME ASSURER BENEFIT(SM) - MAV
--------------------------------------------------------------------------------

The guaranteed income benefit base for the Income Assurer Benefit(SM) - MAV is the greatest of these three values:

1.    contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3.    the Maximum Anniversary Value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

(a)   current contract value; or

(b) total payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional any purchase payments and purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1.    contract value less the market value adjusted excluded payments; or

2. total purchase payments plus any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3.    the MAV, less market value adjusted excluded payments.


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MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and any purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

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INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE
--------------------------------------------------------------------------------

The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greatest of these three values:

1.    contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3.    the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

o the total purchase payments and any purchase payment credits made to the protected investment options; minus adjusted partial withdrawals and transfers from the protected investment options; plus

o an amount equal to 5% of your initial purchase payment and any purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and any purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and any purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.

The amount of purchase payment and any purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

(a) is the amount of purchase payment and any purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

(b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

(a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

(b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

(c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

This method is greater than a dollar-for-dollar reduction, and could potentially deplete the maximum benefit faster than a dollar-for-dollar reduction.


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WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME
BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments (described above); or

2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3.    the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

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INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
--------------------------------------------------------------------------------

The guaranteed income benefit base for the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base is the greatest of these four values:

1.    the contract value;

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;

3.    the MAV (described above); or

4.    the 5% variable account floor (described above).

WHEN WE REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:

1.    contract value less the market value adjusted excluded payments;

2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals;

3.    the MAV, less market value adjusted excluded payments (described above);
      or

4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).


For an example of how benefits under each Income Assurer Benefit(SM) is calculated, see Appendix K.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below, except under annuity payout Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The DCA fixed account is not available during this period.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o     the annuity payout plan you select;

o     the annuitant's age and, in most cases, sex;

o     the annuity table in the contract; and

o     the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


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ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 5.0% investment rate (if your contract does not have a 5-year withdrawal charge schedule and a MAV Death Benefit) for the 3.5% Table A. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using a 3.5 % assumed interest rate results in a lower initial payout, but later payouts will increase more quickly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose an annuity payout plan by giving us written instructions at least 30 days before contract values are used to purchase the payout plan. Generally, you may select one of the Plans A through E below or another plan agreed to by us. Some of the annuity payout plans may not be available if you have selected the Income Assurer Benefit(SM) rider.

o PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

o PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN (under the Income Assurer Benefit(SM) rider: you may select life annuity with ten or 20 years certain): We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND (not available under the Income Assurer Benefit(SM) rider): We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o     PLAN D

      - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

      - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.

o PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit(SM) rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit(SM) rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 6.00% and 7.85% depending on the mortality and expense risk charge and the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.").


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o     GUARANTOR WITHDRAWAL BENEFIT - ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER
      CONTRACTS WITH THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) OR GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER): The Guarantor(SM) Withdrawal Benefit fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Guarantor Withdrawal Benefit for Life Rider" or "Optional Benefits -- Guarantor(SM) Withdrawal Benefit Rider"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.


DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the one-year fixed account, the DCA fixed account, and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.


WITHDRAWALS: If you withdraw part of your nonqualified contract before your annuity payouts begin, including withdrawals under the Guarantor Withdrawal Benefit for Life(SM) rider or the Guarantor(SM) Withdrawal Benefit rider, your withdrawal will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract.

If you withdraw all of your nonqualified contract before annuity payouts begin, your withdrawal will be taxed to the extent that the withdrawal value immediately before the withdrawal exceeds your investment.



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You also may have to pay a 10% IRS penalty for withdrawals of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or withdrawal, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death or, in the event of non-natural ownership, the death of the annuitant;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o     if it is allocable to an investment before Aug. 14, 1982; or

o     if annuity payouts begin before the first contract anniversary.

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


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WITHDRAWALS: Under a qualified annuity, except a Roth IRA, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions ("RMDs") beginning at age
70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional benefits. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS AND SEPS: If you receive taxable income as a result of an annuity payout or a withdrawal, including withdrawals under the Guarantor Withdrawal Benefit for Life(SM) or the Guarantor(SM) Withdrawal Benefit rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

State withholding also may be imposed on taxable distributions.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o     the payout is a RMD as defined under the Code;

o     the payout is made on account of an eligible hardship; or

o     the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs only); or

o     to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when withdrawn or paid out.


SPECIAL CONSIDERATIONS IF YOU SELECT THE MAV DEATH BENEFIT, ACCUMULATION PROTECTOR BENEFIT(SM), GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM), GUARANTOR(SM) WITHDRAWAL BENEFIT, INCOME ASSURER BENEFIT(SM): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.



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70  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
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

We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your qualified contract.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN CENTURION LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o     the reserve held in each subaccount for your contract; divided by

o     the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o     add new subaccounts;

o     combine any two or more subaccounts;

o     transfer assets to and from the subaccounts or the variable account; and

o     eliminate or close any subaccounts.


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                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  71

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource(SM) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

Ameriprise Financial Services, Inc. serves as the principal underwriter for the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services, Inc. is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT

o Only selling firms registered with the SEC as securities broker-dealers and which are members of the NASD may sell the contract.

o The contracts are continuously being offered to the public through authorized selling firms. We and Ameriprise Financial Services, Inc. have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. We agree to pay the selling firm (or an affiliated insurance agency) for contracts its investment professionals sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS

o We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.00% each time a purchase payment is made. Other plans pay selling firms a smaller commission on purchase payments, and then pay on-going commissions ("trail commissions"). We may pay trail commissions of up to 1.00% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.

o We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

o In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms.The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

      o sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

      o marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

      o     providing service to contract owners; and

      o funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.


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72  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

SOURCES OF PAYMENTS TO SELLING FIRMS

o We pay the commissions and other compensation described above from our assets.

o     Our assets may include:

      o revenues we receive from fees and expenses we charge contract owners. These fees and expenses include Contract Owner Transaction Expenses (withdrawal charges), Annual Variable Account Expenses (mortality and expense risk fees and variable account administrative charge) and Other Annual Expenses (annual contract administrative charge and fees for optional riders) (see "Expense Summary"); and,

      o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds"); and

      o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

      o revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

      o fees and expenses we collect from contract owners, including withdrawal charges; and,

      o fees and expenses charged by the underlying funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation Payment Arrangements with Selling Firms can potentially:

o give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

o cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

o cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS

o The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

o To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professional are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER

American Centurion Life issues the contracts. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-0555. American Centurion Life conducts a conventional life insurance business in New York.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  73

LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Centurion Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

American Centurion Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Centurion Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Centurion Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account. During 2005, the principal underwriter of the contract, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors, Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. American Centurion Life does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the contract.

ADDITIONAL INFORMATION

AVAILABLE INFORMATION


This prospectus is part of a registration statement we file with the SEC. Additional information on American Centurion Life and on this offering is available in the registration statement and other materials we file. You can obtain copies of these materials at the SEC's Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


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74  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE

APPENDIX NAME                                                            PAGE #
--------------------------------------------------------------------------------
Appendix A: Example -- Income Assurer Benefit(SM) Rider Fee              p.  76
--------------------------------------------------------------------------------
Appendix B: Example -- Withdrawal Charges                                p.  77
--------------------------------------------------------------------------------
Appendix C: Example -- Death Benefits                                    p.  80
--------------------------------------------------------------------------------
Appendix D: Example -- Accumulation Protector Benefit(SM) Rider          p.  81
--------------------------------------------------------------------------------
Appendix E: Example -- Guarantor Withdrawal Benefit for Life(SM) Rider   p.  83
--------------------------------------------------------------------------------
Appendix F: Guarantor Withdrawal Benefit for Life(SM) Rider --
  Additional RMD Disclosure                                              p.  85
--------------------------------------------------------------------------------
Appendix G: Guarantor(SM) Withdrawal Benefit -- Rider A Disclosure       p.  87
--------------------------------------------------------------------------------
Appendix H: Example -- Guarantor(SM) Withdrawal Benefit --
  Rider B Prospectus Disclosure                                          p.  91
--------------------------------------------------------------------------------
Appendix I: Guarantor(SM) Withdrawal Benefit Rider --
   Additional RMD Disclosure                                             p.  95
--------------------------------------------------------------------------------
Appendix J: Example -- Guarantor(SM) Withdrawal Benefit Rider            p.  96
--------------------------------------------------------------------------------
Appendix K: Example -- Income Assurer Benefit(SM) Riders                 p.  98
--------------------------------------------------------------------------------
Appendix L: Condensed Financial Information (Unaudited)                  p. 103
--------------------------------------------------------------------------------

CROSS-REFERENCE                                                          PAGE #
--------------------------------------------------------------------------------
Charges -- Income Assurer Benefit(SM) Rider Fee                          p.  33
--------------------------------------------------------------------------------
Charges -- Withdrawal Charges                                            p.  34
--------------------------------------------------------------------------------
Benefits in Case of Death                                                p.  48
--------------------------------------------------------------------------------
Optional Benefits -- Accumulation Protector Benefit(SM) Rider            p.  50
--------------------------------------------------------------------------------
Optional Benefits -- Guarantor Withdrawal Benefit for Life(SM) Rider     p.  53
--------------------------------------------------------------------------------
Optional Benefits -- Guarantor Withdrawal Benefit for Life(SM) Rider     p.  53
--------------------------------------------------------------------------------
N/A
--------------------------------------------------------------------------------
N/A
--------------------------------------------------------------------------------
Appendices G & H                                                         p.  87
                                                                         and 91
--------------------------------------------------------------------------------
Appendices G & H                                                         p.  87
                                                                         and 91
--------------------------------------------------------------------------------
Optional Benefits -- Income Assurer Benefit(SM) Riders                   p.  62
--------------------------------------------------------------------------------
Condensed Financial Information (Unaudited)                              p.  14
--------------------------------------------------------------------------------

The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, DCA fixed account, and one-year fixed account and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices C through E and J through K include a partial withdrawal to illustrate the effect of a partial withdrawal on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial withdrawals from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.



--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  75

APPENDIX A: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDER FEE

ASSUMPTIONS:


o You purchase the contract with a payment of $50,000 on Jan. 1, 2007 and allocate all of your payment to the protected investment options and make no transfers, add-ons or withdrawals; and

o on Jan. 1, 2008 (the first contract anniversary) your total contract value is $55,545; and

o on Jan. 1, 2009 (the second contract anniversary) your total contract value is $53,270.


WE WOULD CALCULATE THE GUARANTEED INCOME BENEFIT BASE FOR EACH INCOME ASSURER BENEFIT(SM) ON THE SECOND ANNIVERSARY AS FOLLOWS:

-------------------------------------------------------------------------------------------------------------------------
THE INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:
-------------------------------------------------------------------------------------------------------------------------

      Purchase payments less adjusted partial withdrawals:                                                     $50,000

      Contract value on the second anniversary:                                                                $53,270
      Maximum Anniversary Value:                                                                               $55,545
      -------------------------------------------------------------------------------------------------------------------
      INCOME ASSURER BENEFIT(SM) - MAV GUARANTEED INCOME BENEFIT BASE                                          $55,545

-------------------------------------------------------------------------------------------------------------------------
THE INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE IS THE GREATEST OF THE FOLLOWING VALUES:
-------------------------------------------------------------------------------------------------------------------------

      Purchase payments less adjusted partial withdrawals:                                                     $50,000

      Contract value on the second anniversary:                                                                $53,270

      5% Variable Account Floor = 1.05 x 1.05 x $50,000                                                        $55,125
      -------------------------------------------------------------------------------------------------------------------
      INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE                              $55,125


-------------------------------------------------------------------------------------------------------------------------
THE INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE
IS THE GREATEST OF THE FOLLOWING VALUES:
-------------------------------------------------------------------------------------------------------------------------

      Purchase payments less adjusted partial withdrawals:                                                     $50,000

      Contract value on the second anniversary:                                                                $53,270
      Maximum Anniversary Value:                                                                               $55,545
L
      5% Variable Account Floor = 1.05 x 1.05 x $50,000                                                        $55,125
      -------------------------------------------------------------------------------------------------------------------
      INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION GUARANTEED INCOME BENEFIT BASE            $55,545


THE INCOME ASSURER BENEFIT(SM) FEE DEDUCTED FROM YOUR CONTRACT VALUE WOULD BE:

INCOME ASSURER BENEFIT(SM) - MAV FEE =                                                        .30% X $55,545 = $166.64
INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE FEE =                               .60% X $55,125 = $330.75
INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE FEE =             .65% X $55,545 = $361.04



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76  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX B: EXAMPLE -- WITHDRAWAL CHARGES

For purposes of calculating any withdrawal charge, including the examples illustrated below, we treat amounts withdrawn from your contract value in the following order:

1.    First, in each contract year, we withdraw amounts totaling:

      o up to 10% of your prior anniversary's contract value or your contract's remaining benefit payment if you elected the Guarantor(SM) Withdrawal Benefit rider and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


      o up to 10% of your prior anniversary's contract value or the greater of your contract's remaining benefit payment or remaining annual lifetime payment if you elected the Guarantor Withdrawal Benefit for Life(SM) rider, and the greater of your RALP and your remaining benefit payment is greater than 10% of your prior anniversary's contract value. We do not assess a withdrawal charge on this amount.


2. Next, we withdraw contract earnings, if any, that are greater than the amount described in number one above. We do not assess a withdrawal charge on contract earnings.

3. Next we withdraw purchase payments received prior to the withdrawal charge period shown in your contract. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received that are still within the withdrawal charge period you selected and shown in your contract. We withdraw these payments on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.

After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess (XSF) will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

      PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

If the additional contract value withdrawn is less than XSF, then PPW will equal ACV.


We determine current contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, the one-year fixed account or the DCA fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.


The examples below show how the withdrawal charge for a full and partial withdrawal is calculated for a contract with a seven-year withdrawal charge schedule. Each example illustrates the amount of the withdrawal charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  77

--------------------------------------------------------------------------------
FULL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
--------------------------------------------------------------------------------

This is an example of how we calculate the withdrawal charge for a full withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:


o     We receive a single $50,000 purchase payment on Jan. 1, 2007; and

o     the contract anniversary date is Jan. 1 each year; and

o you withdraw the contract for its total value on June 1, 2010, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

o     you have made no withdrawals prior to June 1, 2010.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
---------------------------------------------------------------------------------------------------------------------------------
                                                                                   CONTRACT WITH GAIN        CONTRACT WITH LOSS
                                   Contract Value at time of full withdrawal:         $60,000.00                 $40,000.00
                                         Contract Value on prior anniversary:          58,000.00                  42,000.00
STEP 1.  First, we determine the amount of earnings available in the contract at the time of withdrawal as:

                                                      Current Contract Value:          60,000.00                  40,000.00
                                 less purchase payment still in the contract:          50,000.00                  50,000.00
                                                                                      ----------                 ----------
                            Earnings in the contact (but not less than zero):          10,000.00                       0.00

STEP 2.  Next, we determine the Total Free Amount (TFA) available in the contract as the greatest of the following values:
                                                    Earnings in the contract:          10,000.00                       0.00
                               10% of the prior anniversary's Contract Value:           5,800.00                   4,200.00
                                                                                      ----------                 ----------
                                                                         TFA:          10,000.00                   4,200.00

STEP 3. Now we can determine how much of the purchase payment is being withdrawn (PPW) as follows:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

              XSF =  amount by which 10% of the prior anniversary's
                     contract value exceeds earnings                                        0.00                   4,200.00
              ACV =  amount withdrawn in excess of earnings                            50,000.00                  40,000.00
               CV =  total contract value just prior to current withdrawal             60,000.00                  40,000.00
              TFA =  from Step 2                                                       10,000.00                   4,200.00
            PPNPW =  purchase payment not previously withdrawn                         50,000.00                  50,000.00

STEP 4.  We then calculate the withdrawal charge as:
                                                                         PPW:          50,000.00                  50,000.00
                                                                    less XSF:              (0.00)                 (4,200.00)
                                                                                      ----------                 ----------
                                amount of PPW subject to a withdrawal charge:          50,000.00                  45,800.00
                                    multiplied by the withdrawal charge rate:              x 7.0%                     x 7.0%
                                                                                      ----------                 ----------
                                                           withdrawal charge:           3,500.00                   3,206.00

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                    Contract Value withdrawn:          60,000.00                  40,000.00
                                                           WITHDRAWAL CHARGE:          (3,500.00)                 (3,206.00)
                             Contract charge (assessed upon full withdrawal):             (40.00)                    (40.00)
                                                                                      ----------                 ----------

                                                NET FULL WITHDRAWAL PROCEEDS:         $56,460.00                 $36,754.00


--------------------------------------------------------------------------------
78  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

--------------------------------------------------------------------------------
PARTIAL WITHDRAWAL CHARGE CALCULATION -- SEVEN-YEAR WITHDRAWAL CHARGE SCHEDULE:
--------------------------------------------------------------------------------

This is an example of how we calculate the withdrawal charge for a partial withdrawal on a contract with a seven-year (from the date of EACH purchase payment) withdrawal charge schedule with the following history:

ASSUMPTIONS:


o     We receive a single $50,000 purchase payment on Jan. 1, 2007; and

o     the contract anniversary date is Jan. 1 each year; and

o you request a partial withdrawal of $15,000 on June 1, 2010, which is in the fourth year after you made the single purchase payment. The withdrawal charge percentage in the fourth year after a purchase payment is 7.0%; and

o     you have made no withdrawals prior to June 1, 2010.


WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
---------------------------------------------------------------------------------------------------------------------------------
                                                                                   CONTRACT WITH GAIN        CONTRACT WITH LOSS
                                Contract Value at time of partial withdrawal:         $60,000.00                 $40,000.00
                                         Contract Value on prior anniversary:          58,000.00                  42,000.00
STEP 1.  First, we determine the amount of earnings available in the
         CONTRACT at the time of withdrawal as:

                                                      Current Contract Value:          60,000.00                  40,000.00
                                 less purchase payment still in the contract:          50,000.00                  50,000.00
                                                                                      ----------                 ----------
                            Earnings in the contact (but not less than zero):          10,000.00                       0.00

STEP 2. Next, we determine the TFA available in the contract as the GREATEST of the following values:

                                                    Earnings in the contract:          10,000.00                       0.00
                               10% of the prior anniversary's Contract Value:           5,800.00                   4,200.00
                                                                                      ----------                 ----------
                                                                         TFA:          10,000.00                   4,200.00

STEP 3. Now we can determine how much of the purchase payment and PURCHASE payment credit is being withdrawn (PPW) as:

         PPW = XSF + (ACV - XSF) / (CV - TFA) X (PPNPW - XSF)

              XSF =  amount by which 10% of the prior anniversary's
                     contract value exceeds earnings                                        0.00                   4,200.00
              ACV =  amount withdrawn in excess of earnings                             5,376.34                  16,062.31
               CV =  total contract value just prior to current withdrawal             60,000.00                  40,000.00
              TFA =  from Step 2                                                       10,000.00                   4,200.00
            PPNPW =  purchase payment not previously withdrawn                         50,000.00                  50,000.00

STEP 4.    We then calculate the withdrawal charge as:
                                                                         PPW:           5,376.34                  19,375.80
                                                                    less XSF:              (0.00)                 (4,200.00)
                                                                                      ----------                 ----------
                                amount of PPW subject to a withdrawal charge:           5,376.34                  15,175.80
                                    multiplied by the withdrawal charge rate:              x 7.0%                     x 7.0%
                                                                                      ----------                 ----------
                                                           withdrawal charge:             376.34                   1,062.31

STEP 5. The value you will receive as a result of your full withdrawal is determined as:

                                                    Contract Value withdrawn:          15,376.34                  16,062.31
                                                           WITHDRAWAL CHARGE:            (376.34)                 (1,062.31)
                                                                                      ----------                 ----------

                                                NET FULL WITHDRAWAL PROCEEDS:         $15,000.00                 $15,000.00


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  79

APPENDIX C: EXAMPLE -- DEATH BENEFITS

--------------------------------------------------------------------------------
EXAMPLE -- ROP DEATH BENEFIT
--------------------------------------------------------------------------------

ASSUMPTIONS:


o     You purchase the contract with a payment of $20,000 on Jan. 1, 2007; and

o     on Jan. 1, 2008 you make an additional purchase payment of $5,000; and

o on April 1, 2008 the contract value falls to $22,000 and you take a $1,500 (including withdrawal charge) partial withdrawal; and

o     on April 1, 2009 the contract value grows to $23,000.

      WE CALCULATE THE ROP DEATH BENEFIT ON APRIL 1, 2009 AS FOLLOWS:
      1. Contract value at death:                                                                $23,000.00
                                                                                                 ==========

      2. Purchase payments minus adjusted partial withdrawals:
            Total purchase payments:                                                             $25,000.00

            minus adjusted partial withdrawals calculated as:


            $1,500 x $25,000                                                                      -1,704.54
            ----------------  =                                                                  ----------
                $22,000

         for a death benefit of:                                                                 $23,295.45
                                                                                                 ==========

    THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:                                    $23,295.45


--------------------------------------------------------------------------------
 EXAMPLE -- MAV DEATH BENEFIT
--------------------------------------------------------------------------------

ASSUMPTIONS:


o     You purchase the contract with a payment of $25,000 on Jan. 1, 2007; and

o on Jan. 1, 2008 (the first contract anniversary) the contract value grows to $26,000; and

o on April 1, 2008 the contract value falls to $22,000, at which point you take a $1,500 (including withdrawal charge) partial withdrawal, leaving a contract value of $20,500.


WE CALCULATE THE MAV DEATH BENEFIT ON APRIL 1, 2008, WHICH IS BASED ON THE GREATER OF THREE VALUES, AS FOLLOWS:

      1. CONTRACT VALUE AT DEATH:                                                                $20,500.00
                                                                                                 ==========


      2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL WITHDRAWALS:

            Total purchase payments:                                                             $25,000.00
            minus adjusted partial withdrawals, calculated as:

            $1,500 x $25,000                                                                      -1,704.55
            ---------------- =                                                                    ----------
                $22,000

            for a death benefit of:                                                              $23,295.45
                                                                                                 ==========


      3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:


            Greatest of your contract anniversary values:                                        $26,000.00
            plus purchase payments made since the prior anniversary:                                  +0.00

            minus the death benefit adjusted partial withdrawals, calculated as:


            $1,500 x $26,000                                                                      -1,772.73
            ---------------- =                                                                   ----------
                $22,000

            for a death benefit of:                                                              $24,227.27
                                                                                                 ==========

      THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH IS THE MAV:              $24,227.27
                                                                                                              ----------



--------------------------------------------------------------------------------
80  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX D: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT(SM) RIDER

AUTOMATIC STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) in the second, third and seventh contract anniversaries. These increases occur because of the automatic step up feature of the rider. The automatic step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.

ASSUMPTIONS:


o     You purchase a contract with a payment of $125,000 on Jan. 1, 2007; and


o     you make no additional purchase payments to the contract; and

o you take partial withdrawals from the contract on the fifth and eighth contract anniversaries in the amounts of $2,000 and $5,000, respectively; and

o contract values increase or decrease according to the hypothetical assumed net rate of return; and

o     you do not exercise the elective step up option available under the rider;
      and

o     you do not change asset allocation models.


Based on these assumptions, the waiting period expires at the end of the 10th contract year. The rider then ends. On the benefit date, Jan. 1, 2017, the hypothetical assumed contract value is $108,118 and the MCAV is $136,513, so the contract value would be reset to equal the MCAV, or $136,513.


                                                                                   HYPOTHETICAL   HYPOTHETICAL
                                PURCHASE                         MCAV ADJUSTED       ASSUMED        ASSUMED
                               PAYMENTS &          PARTIAL          PARTIAL          NET RATE       CONTRACT
DATE                            CREDITS          WITHDRAWALS      WITHDRAWAL        OF RETURN        VALUE             MCAV
--------------------------------------------------------------------------------------------------------------------------------

Jan. 1, 2007                   $125,000           $  N/A           $  N/A               N/A        $125,000         $125,000
--------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2008                          0                0                0              12.0%        140,000          125,000
--------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2009                          0                0                0              15.0%        161,000          128,800(2)
--------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2010                          0                0                0               3.0%        165,830          132,664(2)
--------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2011                          0                0                0              -8.0%        152,564          132,664
--------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2012                          0            2,000            2,046             -15.0%        127,679          130,618
--------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2013                          0                0                0              20.0%        153,215          130,618
--------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2014                          0                0                0              15.0%        176,197          140,958(2)
--------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2015                          0            5,000            4,444             -10.0%        153,577          136,513
--------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2016                          0                0                0             -20.0%        122,862          136,513
--------------------------------------------------------------------------------------------------------------------------------
JAN. 1, 2017(1)                       0                0                0             -12.0%        108,118          136,513
--------------------------------------------------------------------------------------------------------------------------------


(1)   The APB benefit date.

(2) These values indicate where the automatic step up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

o If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

o Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  81

ELECTIVE STEP UP

This example shows increases in the Minimum Contract Accumulation Value (MCAV) on the first, second, third and seventh contract anniversaries. These increases occur only if you exercise the elective step up option within 30 days following the contract anniversary. The contract value on the date we receive your written request to step up must be greater than the MCAV on that date. The elective step up does not create contract value, guarantee the performance of any underlying fund in which a subaccount invests, or provide a benefit that can be withdrawn or paid upon death. Rather, the elective step up is an interim calculation used to arrive at the final MCAV which determines whether a benefit will be paid under the rider on the benefit date.

ASSUMPTIONS:


o     You purchase a contract with a payment of $125,000 on Jan. 1, 2007; and


o     you make no additional purchase payments to the contract; and

o you take partial withdrawals from the contract on the fifth, eighth and thirteenth contract anniversaries in the amounts of $2,000, $5,000 and $7,500, respectively; and

o contract values increase or decrease according to the hypothetical assumed net rate of return; and,

o the elective step up is exercised on the first, second, third and seventh contract anniversaries; and

o     you do not change model portfolios.


Based on these assumptions, the 10 year waiting period restarts each time you exercise the elective step up option (on the first, second, third and seventh contract anniversaries in this example). The waiting period expires at the end of the 10th contract year following the last exercise (Jan. 1, 2014 in this example) of the elective step up option. When the waiting period expires, the rider ends. On the benefit date, Jan. 1, 2024, the hypothetical assumed contract values is $99,198 and the MCAV is $160,117, so the contract value would be reset to equal the MCAV, or $160,117.


                                YEARS                                         MCAV      HYPOTHETICAL   HYPOTHETICAL
                             REMAINING IN     PURCHASE                      ADJUSTED      ASSUMED        ASSUMED
                             THE WAITING     PAYMENTS &        PARTIAL       PARTIAL      NET RATE       CONTRACT
DATE                            PERIOD        CREDITS        WITHDRAWALS   WITHDRAWAL    OF RETURN        VALUE          MCAV
---------------------------------------------------------------------------------------------------------------------------------

Jan. 1, 2007                      10         $125,000        $  N/A        $   N/A            N/A       $125,000      $125,000
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2008                      10(2)             0             0              0           12.0%       140,000       140,000(3)
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2009                      10(2)             0             0              0           15.0%       161,000       161,000(3)
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2010                      10(2)             0             0              0            3.0%       165,830       165,830(3)
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2011                       9                0             0              0           -8.0%       152,564       165,830
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2012                       8                0         2,000          2,558          -15.0%       127,679       163,272
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2013                       7                0             0              0           20.0%       153,215       163,272
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2014                      10(2)             0             0              0           15.0%       176,197       176,197(3)
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2015                       9                0         5,000          5,556          -10.0%       153,577       170,642
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2016                       8                0             0              0          -20.0%       122,862       170,642
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2017                       7                0             0              0          -12.0%       108,118       170,642
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2018                       6                0             0              0            3.0%       111,362       170,642
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2019                       5                0             0              0            4.0%       115,817       170,642
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2020                       4                0         7,500         10,524            5.0%       114,107       160,117
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2021                       3                0             0              0            6.0%       120,954       160,117
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2022                       2                0             0              0           -5.0%       114,906       160,117
---------------------------------------------------------------------------------------------------------------------------------
Jan. 1, 2023                       1                0             0              0          -11.0%       102,266       160,117
---------------------------------------------------------------------------------------------------------------------------------
JAN. 1, 2024(1)                    0                0             0              0           -3.0%        99,198       160,117
---------------------------------------------------------------------------------------------------------------------------------


(1)   The APB benefit date.

(2)   The waiting period restarts when the elective step up is exercised.

(3) These values indicate when the elective step up feature increased the MCAV.

IMPORTANT INFORMATION ABOUT THIS EXAMPLE:

o If the actual rate of return during the waiting period causes the contract value to equal or exceed the MCAV on the benefit date, no benefit is paid under this rider.

o Exercising the elective step up provision may result in an increase in the charge that you pay for this rider.

o Even if a benefit is paid under the rider on the benefit date, contract value allocated to the variable account after the benefit date continues to vary with the market and may go up or go down.


--------------------------------------------------------------------------------
82  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX E: EXAMPLE -- GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

o     You purchase the contract on Jan. 1, 2007 with a payment of $100,000.

o     You are the sole owner and also the annuitant. Your birthday is 10/1/1945.

o     You make no additional payments to the contract.

o You take partial withdrawals equal to the RBP on 6/1/2007, 6/1/2008, and 6/1/2015. You take a partial withdrawal equal to the RALP on 6/1/2014. You take a partial withdrawal greater than the RBP on 6/1/2016.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                      HYPOTHETICAL
                                         ASSUMED               BASIC WITHDRAWAL BENEFIT                 LIFETIME WITHDRAWAL BENEFIT
               PURCHASE     PARTIAL     CONTRACT    -----------------------------------------------     ----------------------------
DATE           PAYMENTS   WITHDRAWALS     VALUE        GBA           RBA           GBP         RBP           ALP          RALP
------------------------------------------------------------------------------------------------------------------------------------
1/1/2007       $100,000    $    N/A     $100,000    $100,000      $100,000       $7,000      $7,000         $  N/A       $  N/A
------------------------------------------------------------------------------------------------------------------------------------
6/1/2007              0       7,000       92,000     100,000        93,000        7,000           0            N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
1/1/2008              0           0       91,000     100,000        93,000        7,000       7,000            N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
6/1/2008              0       7,000       83,000     100,000        86,000        7,000           0            N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
1/1/2009              0           0       81,000     100,000        86,000        7,000       7,000            N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
1/1/2014              0           0       75,000     100,000        86,000        7,000       7,000          5,160(1)     5,160(1)
------------------------------------------------------------------------------------------------------------------------------------
6/1/2014              0       5,160       70,000     100,000        80,840        7,000       1,840          5,160            0
------------------------------------------------------------------------------------------------------------------------------------
1/1/2015              0           0       69,000     100,000        80,840        7,000       7,000          5,160        5,160
------------------------------------------------------------------------------------------------------------------------------------
6/1/2015              0       7,000       62,000     100,000        73,840        7,000           0          3,720(2)         0
------------------------------------------------------------------------------------------------------------------------------------
1/1/2016              0           0       70,000     100,000        73,840        7,000       7,000          4,200        4,200
------------------------------------------------------------------------------------------------------------------------------------
6/1/2016              0      10,000       51,000      51,000(3)     51,000(3)     3,570           0          3,060(3)         0
------------------------------------------------------------------------------------------------------------------------------------
1/1/2017              0           0       55,000      55,000        55,000        3,850       3,850          3,300        3,300
------------------------------------------------------------------------------------------------------------------------------------

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.

(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  83

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

o     You purchase the contract on Jan. 1, 2007 with a payment of $100,000.

o     You are the sole owner and also the annuitant. Your birthday is 10/1/1935.

o     You make no additional payments to the contract.

o You take a partial withdrawal equal to the RALP on 6/1/2010. You take a partial withdrawal equal to the RBP on 6/1/2011. You take a partial withdrawal greater than the RBP on 6/1/2012.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                      HYPOTHETICAL
                                        ASSUMED                   BASIC WITHDRAWAL BENEFIT              LIFETIME WITHDRAWAL BENEFIT
              PURCHASE     PARTIAL      CONTRACT     -------------------------------------------------  ----------------------------
DATE          PAYMENTS   WITHDRAWALS     VALUE          GBA          RBA           GBP         RBP           ALP          RALP
------------------------------------------------------------------------------------------------------------------------------------
1/1/2007      $100,000   $    N/A      $100,000      $100,000     $100,000       $7,000      $7,000         $6,000       $6,000
------------------------------------------------------------------------------------------------------------------------------------
1/1/2008             0          0       105,000       105,000      105,000        7,350       7,000(1)       6,300        6,000(1)
------------------------------------------------------------------------------------------------------------------------------------
1/1/2009             0          0       110,000       110,000      110,000        7,700       7,000(1)       6,600        6,000(1)
------------------------------------------------------------------------------------------------------------------------------------
1/1/2010             0          0       110,000       110,000      110,000        7,700       7,700(2)       6,600        6,600(2)
------------------------------------------------------------------------------------------------------------------------------------
6/1/2010             0      6,600       110,000       110,000      103,400        7,700       1,100          6,600            0
------------------------------------------------------------------------------------------------------------------------------------
1/1/2011             0          0       115,000       115,000      115,000        8,050       8,050          6,900        6,900
------------------------------------------------------------------------------------------------------------------------------------
6/1/2011             0      8,050       116,000       115,000      106,950        8,050           0          6,900(3)         0
------------------------------------------------------------------------------------------------------------------------------------
1/1/2012             0          0       120,000       120,000      120,000        8,400       8,400          7,200        7,200
------------------------------------------------------------------------------------------------------------------------------------
6/1/2012             0     10,000       122,000       120,000(4)   110,000(4)     8,400           0          7,200(4)         0
------------------------------------------------------------------------------------------------------------------------------------
1/1/2013             0          0       125,000       125,000      125,000        8,750       8,750          7,500        7,500
------------------------------------------------------------------------------------------------------------------------------------

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.

(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



--------------------------------------------------------------------------------
84  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX F: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER --
ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the Guarantor Withdrawal Benefit for Life(SM) rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal procedures described in the rider. We reserve the right to discontinue this administrative practice at any time upon 30 days' written notice to you.

For owners subject to RMD rules under Section 401(a)(9) amounts you withdraw to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

      o Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

      o Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

      o Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

      o Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life(SM) rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

      o A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

      o Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

      o Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

      o Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life(SM) rider.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

      o An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

      o This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1)   determined by us each calendar year;

(2) based solely on the value of the contract to which the Guarantor(SM) Withdrawal Benefit for Life(SM) rider is attached as of the date we make the determination; and

(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

            1.    an individual retirement annuity (Section 408(b));

            2.    a Roth individual retirement account (Section 408A);

            3.    a Simplified Employee Pension plan (Section 408(k));

            4.    a tax-sheltered annuity rollover (Section 403(b)).



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In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life(SM) rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.



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APPENDIX G: GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER --
RIDER A DISCLOSURE

GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The Guarantor(SM) Withdrawal Benefit rider is an optional benefit that was offered for an additional annual charge if:

o you purchased your contract on or after June 20, 2005 and prior to June 19, 2006(1); and

o you and the annuitant are 79 or younger on the date the contract was issued.

You must have elected the Guarantor(SM) Withdrawal Benefit rider when you purchased your contract. The rider effective date is the contract issue date.

The Guarantor(SM) Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a withdrawal charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

o withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP and,

o     the guaranteed benefit amount will be adjusted as described below; and

o     the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges --Withdrawal Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").

An annual elective step up option is available for 30 days after the contract anniversary. This option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.

The annual elective step up is subject to the following rules:

o if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

o if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

o if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings below; and

o you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you and the annuitant are 79 or younger at contract issue, you may choose to add the Guarantor(SM) Withdrawal Benefit rider to your contract. This benefit may not be available in your state. You must elect the Guarantor(SM) Withdrawal Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Guarantor(SM) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(SM) Withdrawal Benefit rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.

(1) In previous disclosure, we have referred to this rider as Rider A. This rider is no longer available for purchase. See the Guarantor Withdrawal Benefit for Life(SM) section in this prospectus for information about the currently offered version of this benefit. See the rider attached to your contract for the actual terms of the benefit you purchased.



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You should consider whether the Guarantor(SM) Withdrawal Benefit is appropriate for you because:

o you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the Portfolio Navigator program after June 19, 2006 (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). The asset allocation program and the Portfolio Navigator program limits your choice of subaccounts and the one-year fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program and Portfolio Navigator Asset Allocation Program.");

o withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the guaranteed benefit amount and the remaining benefit amount. Under our current administrative practice we do not apply the excess withdrawal procedures to certain excess withdrawals you take to satisfy an RMD for your contract. We reserve the right to discontinue this administrative practice. We will give you 30 days' written notice of any such change. We limit our administrative practice to the amount of an RMD withdrawal that is based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract. Any other amount you withdraw to satisfy an RMD that exceeds the RBP on the most recent rider anniversary is subject to the excess withdrawal procedures described below. For additional information, see Appendix I. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor(SM) Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o we limit the cumulative amount of additional purchase payments to $100,000.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

o at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal, or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE
      GBA:

      GBA EXCESS WITHDRAWAL PROCEDURE

      The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

      (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

      (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

o     at step up -- (see "Elective Step Up" heading below).



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REMAINING BENEFIT AMOUNT

The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

o at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE
      RBA:

      RBA EXCESS WITHDRAWAL PROCEDURE

      The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

      If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

      The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

o     at step up -- (see "Elective Step Up" heading below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. Note that special rules, described above, may limit elective step ups in the first three contract years.

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

o The effective date of the step up is the valuation date we receive your written request to step up.

o The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

o The GBA will be increased to an amount equal to the greater of the GBA immediately prior to the step up or the contract value on the valuation date we receive your written request to step up.

o The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

o The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up less any withdrawals made during that contract year.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.


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If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the annual elective step up.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(SM) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

o     you will be paid according to the annuity payout option described above;

o     we will no longer accept additional purchase payments;

o     you will no longer be charged for the rider;

o     any attached death benefit riders will terminate; and

o the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(SM) Withdrawal Benefit rider and the contract will terminate.

For an example, see Appendix J.


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APPENDIX H: GUARANTOR(SM) WITHDRAWAL BENEFIT -- RIDER B DISCLOSURE


GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER

The Guarantor(SM) Withdrawal Benefit rider is an optional benefit that was offered for an additional annual charge if:


o you purchased your contract on or after Nov. 4, 2004 and prior to June 20, 2005(1); and

o you and the annuitant were 79 or younger on the date the contract was issued.


You must have elected the Guarantor(SM) Withdrawal Benefit rider when you purchased your contract. The rider effective date is the contract issue date.

The Guarantor(SM) Withdrawal Benefit initially provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year). As long as your withdrawals in each contract year do not exceed the GBP, you will not be assessed a withdrawal charge.

If you withdraw an amount greater than the GBP in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

o withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the GBP; and

o     the Guaranteed Benefit Amount will be adjusted as described below; and

o     the Remaining Benefit Amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges --Withdrawal Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Withdrawals").

An annual elective step up option is available for 30 days after the contract anniversary. This option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the contract anniversary date.

The annual elective step up is subject to the following rules:

o if you do not take any withdrawals during the first three years, you may step up annually beginning with the first contract anniversary;

o if you take any withdrawals during the first three years, the annual step up will not be available until the third contract anniversary;

o if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings below; and

o you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.


(1) In previous disclosures, we have referred to this rider as Rider B. This rider is no longer available for purchase. See the Guarantor Withdrawal Benefit for Life(SM) section in this prospectus for information about currently offered versions of this benefit. See the rider attached to your contract for the actual terms of the benefit you purchased.



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If you exercise the annual step up election, the special spousal continuation step up election (described below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you and the annuitant are 79 or younger at contract issue, you may choose to add the Guarantor(SM) Withdrawal Benefit rider to your contract. This benefit may not be available in your state. You must elect the Guarantor(SM) Withdrawal Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. Once elected, the Guarantor(SM) Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor(SM) Withdrawal Benefit rider, you may not elect an Income Assurer Benefit(SM) rider or the Accumulation Protector Benefit(SM) rider.

You should consider whether the Guarantor(SM) Withdrawal Benefit is appropriate for you because:


o you must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the Portfolio Navigator program after June 19, 2006 (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). The asset allocation program and the Portfolio Navigator program limits your choice of subaccounts and the one-year fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Asset Allocation Program and Portfolio Navigator Asset Allocation Program.");

o withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that is greater than your GBP in any contract year. If you withdraw more than the GBP in any contract year to satisfy an RMD, this will constitute an excess withdrawal, as defined above, and the excess withdrawal procedures described below will apply to the guaranteed benefit amount and the remaining benefit amount. Under our current administrative practice we do not apply the excess withdrawal procedures to certain excess withdrawals you take to satisfy an RMD for your contract. We reserve the right to discontinue this administrative practice. We will give you 30 days' written notice of any such change. We limit our administrative practice to the amount of an RMD withdrawal that is based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract. Any other amount you withdraw to satisfy an RMD that exceeds the RBP on the most recent rider anniversary is subject to the excess withdrawal procedures described below. For additional information, see Appendix I. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Withdrawal Provisions"). Therefore, the Guarantor(SM) Withdrawal Benefit may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o we limit the cumulative amount of additional purchase payments to $100,000.


THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT

The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

o at contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the GBA remains unchanged;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal, or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE
      GBA:


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      GBA EXCESS WITHDRAWAL PROCEDURE

      The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

      (a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

      (b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

o     at step up -- (see "Elective Step Up" heading below).

REMAINING BENEFIT AMOUNT

The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

o at contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;

o when you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year are less than or equal to the GBP, the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal.

o when you make a partial withdrawal -- if all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP prior to the current withdrawal; or you make any withdrawal in a contract year after a step up but before the third contract anniversary, THEN, THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE
      RBA:

      RBA EXCESS WITHDRAWAL PROCEDURE

      The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

      If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

      The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

o     at step up -- (see "Elective Step Up" heading below).

GUARANTEED BENEFIT PAYMENT

The GBP is the withdrawal amount that you are entitled to take each contract year until the RBA is depleted. The GBP is equal to 7% of the GBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

The Total Free Amount (TFA) you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Withdrawal Charge") may be greater than the GBP. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP available for you to withdraw under the terms of the rider is subject to the GBA and RBA excess withdrawal procedures described above.

REMAINING BENEFIT PAYMENT

At the beginning of each contract year, the Remaining Benefit Payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA. Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.


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                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  93

ELECTIVE STEP UP

You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. Note that special rules, described above, may limit elective step ups in the first three contract years.

You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:

o     The effective date of the step up is the contract anniversary.

o The RBA will be increased to an amount equal to the contract anniversary value.

o The GBA will be increased to an amount equal to the greater of the GBA immediately before the step up or the contract anniversary value.

o The GBP will be increased to an amount equal to the greater of the GBP immediately prior to the step up or 7% of the GBA after the step up.

o The RBP will be increased to the lesser of the RBA after the step up or the GBP after the step up.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

If you take any partial withdrawals before the third contract anniversary, the annual step up election is not available until the third contract anniversary. If you choose to step up on the first or second contract anniversary but then take a withdrawal before the third contract anniversary, any prior step ups will be removed and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures described above.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP

If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the annual elective step up.

A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up.

Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.

GUARANTOR(SM) WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION

Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(SM) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO

If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

o     you will be paid according to the annuity payout option described above;

o     we will no longer accept additional purchase payments;

o     you will no longer be charged for the rider;

o     any attached death benefit riders will terminate; and

o the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor(SM) Withdrawal Benefit rider and the contract will terminate.


For an example, see Appendix J.



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94  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
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

APPENDIX I: GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER -- ADDITIONAL RMD DISCLOSURE


This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the Guarantor(SM) Withdrawal Benefit rider (including Riders A and B) to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal procedures described in the rider. We reserve the right to discontinue this administrative practice at any time upon 30 days' written notice to you.

For owners subject to RMD rules under Section 401(a)(9) amounts you withdraw to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

(2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

(3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

(4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor(SM) Withdrawal Benefit rider.

The Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is:

(1)   determined by us each calendar year;

(2) based solely on the value of the contract to which the Guarantor(SM) Withdrawal Benefit rider is attached as of the date we make the determination; and

(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

            1. an individual retirement annuity (Section 408(b));

            2. a Roth individual retirement account (Section 408A);

            3. a Simplified Employee Pension plan (Section 408(k));

            4. a tax-sheltered annuity rollover (Section 403(b)).

In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor(SM) Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  95

APPENDIX J: EXAMPLE -- GUARANTOR(SM) WITHDRAWAL BENEFIT RIDER


EXAMPLE OF THE GUARANTOR(SM) WITHDRAWAL BENEFIT -- THIS EXAMPLE ILLUSTRATES BOTH RIDER A AND RIDER B (SEE "OPTIONAL BENEFITS").

ASSUMPTION:


o     You purchase the contract with a payment of $100,000 on Jan. 1, 2007.

      The Guaranteed Benefit Amount (GBA) equals your purchase payment:            $100,000
      The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
         0.07 x $100,000 =                                                         $  7,000
      The Remaining Benefit Amount (RBA) equals your purchase payment:             $100,000
      On Jan. 1, 2008 the contract value grows to $110,000. You decide to step up your benefit.

      The RBA equals 100% of your contract value:                                  $110,000
      The GBA equals 100% of your contract value:                                  $110,000
      The GBP equals 7% of your stepped-up GBA:
         0.07 x $110,000 =                                                         $  7,700

      On June 1, 2010 you decide to take a partial withdrawal of $7,700.

      You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
         $110,000 - $7,700 =                                                       $102,300
      The GBA equals the GBA immediately prior to the partial withdrawal:          $110,000
      The GBP equals 7% of your GBA:
         0.07 x $110,000 =                                                         $  7,700

      On June 1, 2011 you make an additional purchase payment of $50,000.
      The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
         $102,300 + $50,000 =                                                      $152,300
      The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:

         $110,000 + $50,000 =                                                      $160,000
      The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:

         $7,700 + $3,500 =                                                         $ 11,200
      On June 1, 2012 your contract value grows to $200,000. You decide to step up your benefit.

      The RBA equals 100% of your contract value:                                  $200,000
      The GBA equals 100% of your contract value:                                  $200,000
      The GBP equals 7% of your stepped-up GBA:
         0.07 x $200,000 =                                                         $ 14,000


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96  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS


      On June 1, 2013 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

        (1) your contract value immediately following the partial withdrawal;
              $230,000 - $20,000 =                                                 $210,000
        OR
        (2) your prior RBA less the amount of the partial withdrawal.
              $200,000 - $20,000 =                                                 $180,000
      Reset RBA = lesser of (1) or (2) =                                           $180,000
      The GBA gets reset to the lesser of:
        (1) your prior GBA                                                         $200,000
        OR
        (2) your contract value immediately following the partial withdrawal;
               $230,000 - $20,000 =                                                $210,000
      Reset GBA = lesser of (1) or (2) =                                           $200,000
      The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $200,000 =                                                         $ 14,000

      On June 1, 2014 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

        (1) your contract value immediately following the partial withdrawal;
               $175,000 - $25,000 =                                                $150,000
        OR
        (2) your prior RBA less the amount of the partial withdrawal.
               $180,000 - $25,000 =                                                $155,000
      Reset RBA = lesser of (1) or (2) =                                           $150,000
      The GBA gets reset to the lesser of:
        (1) your prior GBA;                                                        $200,000
        OR
        (2) your contract value immediately following the partial withdrawal;
               $175,000 - $25,000 =                                                $150,000
      Reset GBA = lesser of (1) or (2) =                                           $150,000
      The Reset GBP is equal to 7% of your Reset GBA:
         0.07 x $150,000 =                                                         $ 10,500


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                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  97

APPENDIX K: EXAMPLE -- INCOME ASSURER BENEFIT(SM) RIDERS


The purpose of these examples is to illustrate the operation of the Income Assurer Benefit(SM) Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.

Remember that the riders require you to choose a Portfolio Navigator model portfolio. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some Portfolio Navigator model portfolios include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract and the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit(SM) - 5% Accumulation Benefit Base rider and the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in Portfolio Navigator model portfolios.

ASSUMPTIONS:


o     You purchase the contract with a payment of $100,000; and

o you invest all contract value in the subaccounts (protected investment options); and


o you make no additional purchase payments, partial withdrawals or changes in model portfolio; and

o     the annuitant is male and age 55 at contract issue; and

o     the joint annuitant is female and age 55 at contract issue.

--------------------------------------------------------------------------------
EXAMPLE -- INCOME ASSURER BENEFIT(SM) - MAV
--------------------------------------------------------------------------------

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:


                           ASSUMED                       MAXIMUM              GUARANTEED
  CONTRACT                CONTRACT       PURCHASE      ANNIVERSARY              INCOME
ANNIVERSARY                 VALUE        PAYMENTS     VALUE (MAV)(1)     BENEFIT BASE - MAV(2)
------------------------------------------------------------------------------------------------
     1                    $108,000       $100,000        $108,000              $108,000
     2                     125,000           none         125,000               125,000
     3                     132,000           none         132,000               132,000
     4                     150,000           none         150,000               150,000
     5                      85,000           none         150,000               150,000
     6                     121,000           none         150,000               150,000
     7                     139,000           none         150,000               150,000
     8                     153,000           none         153,000               153,000
     9                     140,000           none         153,000               153,000
    10                     174,000           none         174,000               174,000
    11                     141,000           none         174,000               174,000
    12                     148,000           none         174,000               174,000
    13                     208,000           none         208,000               208,000
    14                     198,000           none         208,000               208,000
    15                     203,000           none         208,000               208,000
------------------------------------------------------------------------------------------------

(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.


(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
98  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:


                                  STANDARD PROVISIONS                                     IAB - MAV PROVISIONS
                 -------------------------------------------------------------------------------------------------------------------
  CONTRACT                           NEW TABLE(1)         OLD TABLE(1)                        NEW TABLE(1)          OLD TABLE(1)
ANNIVERSARY          ASSUMED      PLAN B - LIFE WITH   PLAN B - LIFE WITH     IAB - MAV    PLAN B - LIFE WITH    PLAN B - LIFE WITH
AT EXERCISE      CONTRACT VALUE   10 YEARS CERTAIN(2)  10 YEARS CERTAIN(2)  BENEFIT BASE   10 YEARS CERTAIN(2)   10 YEARS CERTAIN(2)
------------------------------------------------------------------------------------------------------------------------------------
     10             $174,000          $   772.56           $   774.30         $174,000         $   772.56            $   774.30
     11              141,000              641.55               642.96          174,000             791.70                793.44
     12              148,000              691.16               692.64          174,000             812.58                814.32
     13              208,000              996.32               998.40          208,000             996.32                998.40
     14              198,000              974.16               976.14          208,000           1,023.36              1,025.44
     15              203,000            1,025.15             1,027.18          208,000           1,050.40              1,052.48
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the 1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:


                                  STANDARD PROVISIONS                                      IAB - MAV PROVISIONS
                 -------------------------------------------------------------------------------------------------------------------
                                                                                               NEW TABLE(1)
  CONTRACT                           NEW TABLE(1)           OLD TABLE(1)                      PLAN D - LAST        OLD TABLE(1)
ANNIVERSARY         ASSUMED          PLAN D - LAST         PLAN D - LAST        IAB - MAV      SURVIVOR NO         PLAN D - LAST
AT EXERCISE      CONTRACT VALUE  SURVIVOR NO REFUND(2)  SURVIVOR NO REFUND(2)  BENEFIT BASE     REFUND(2)      SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------------------
     10             $174,000            $629.88               $622.92            $174,000        $629.88            $622.92
     11              141,000             521.70                516.06             174,000         643.80             636.84
     12              148,000             559.44                553.52             174,000         657.72             650.76
     13              208,000             807.04                796.64             208,000         807.04             796.64
     14              198,000             786.06                778.14             208,000         825.76             817.44
     15              203,000             826.21                818.09             208,000         846.56             838.24
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the 1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


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                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
                     AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS  99

--------------------------------------------------------------------------------
EXAMPLE -- INCOME ASSURER BENEFIT(SM) - 5% ACCUMULATION BENEFIT BASE
--------------------------------------------------------------------------------

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:


                                                                   GUARANTEED
                                                                     INCOME
                    ASSUMED                                      BENEFIT BASE -
 CONTRACT           CONTRACT     PURCHASE     5% ACCUMULATION    5% ACCUMULATION
ANNIVERSARY          VALUE       PAYMENTS     BENEFIT BASE(1)    BENEFIT BASE(2)
--------------------------------------------------------------------------------
     1              $108,000     $100,000        $105,000          $108,000
     2               125,000         none         110,250           125,000
     3               132,000         none         115,763           132,000
     4               150,000         none         121,551           150,000
     5                85,000         none         127,628           127,628
     6               121,000         none         134,010           134,010
     7               139,000         none         140,710           140,710
     8               153,000         none         147,746           153,000
     9               140,000         none         155,133           155,133
    10               174,000         none         162,889           174,000
    11               141,000         none         171,034           171,034
    12               148,000         none         179,586           179,586
    13               208,000         none         188,565           208,000
    14               198,000         none         197,993           198,000
    15               203,000         none         207,893           207,893
--------------------------------------------------------------------------------

(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.


(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:


                                 STANDARD PROVISIONS                                     IAB - 5% RF PROVISIONS
                 -------------------------------------------------------------------------------------------------------------------
 CONTRACT                           NEW TABLE(1)         OLD TABLE(1)                         NEW TABLE(1)         OLD TABLE(1)
ANNIVERSARY         ASSUMED      PLAN B - LIFE WITH   PLAN B - LIFE WITH   IAB - 5% RF     PLAN B - LIFE WITH   PLAN B - LIFE WITH
AT EXERCISE      CONTRACT VALUE  10 YEARS CERTAIN(2)  10 YEARS CERTAIN(2)  BENEFIT BASE   10 YEARS CERTAIN(2)   10 YEARS CERTAIN(2)
------------------------------------------------------------------------------------------------------------------------------------
     10             $174,000         $   772.56           $   774.30         $174,000          $   772.56           $   774.30
     11              141,000             641.55               642.96          171,034              778.20               779.91
     12              148,000             691.16               692.64          179,586              838.66               840.46
     13              208,000             996.32               998.40          208,000              996.32               998.40
     14              198,000             974.16               976.14          198,000              974.16               976.14
     15              203,000           1,025.15             1,027.18          207,893            1,049.86             1,051.94
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the 1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.



--------------------------------------------------------------------------------
100  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:


                               STANDARD PROVISIONS                                       IAB - 5% RF PROVISIONS
                 -------------------------------------------------------------------------------------------------------------------
  CONTRACT         ASSUMED        NEW TABLE(1)          OLD TABLE(1)                          NEW TABLE(1)         OLD TABLE(1)
ANNIVERSARY        CONTRACT       PLAN D - LAST         PLAN D - LAST      IAB - 5% RF       PLAN D - LAST         PLAN D - LAST
AT EXERCISE         VALUE     SURVIVOR NO REFUND(2) SURVIVOR NO REFUND(2)  BENEFIT BASE  SURVIVOR NO REFUND(2) SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------------------
     10            $174,000          $629.88               $622.92           $174,000           $629.88               $622.92
     11             141,000           521.70                516.06            171,034            632.83                625.98
     12             148,000           559.44                553.52            179,586            678.83                671.65
     13             208,000           807.04                796.64            208,000            807.04                796.64
     14             198,000           786.06                778.14            198,000            786.06                778.14
     15             203,000           826.21                818.09            207,893            846.12                837.81
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the 1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

--------------------------------------------------------------------------------
EXAMPLE -- INCOME ASSURER BENEFIT(SM) - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
--------------------------------------------------------------------------------

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:


                                                                            GUARANTEED
                                                                              INCOME
                                                                          BENEFIT BASE -
                                                                            GREATER OF
                    ASSUMED                MAXIMUM                           MAV OR 5%
 CONTRACT          CONTRACT   PURCHASE   ANNIVERSARY   5% ACCUMULATION     ACCUMULATION
ANNIVERSARY          VALUE    PAYMENTS    VALUE(1)     BENEFIT BASE(1)    BENEFIT BASE(2)
-------------------------------------------------------------------------------------------
     1             $108,000   $100,000    $108,000        $105,000          $108,000
     2              125,000       none     125,000         110,250           125,000
     3              132,000       none     132,000         115,763           132,000
     4              150,000       none     150,000         121,551           150,000
     5               85,000       none     150,000         127,628           150,000
     6              121,000       none     150,000         134,010           150,000
     7              139,000       none     150,000         140,710           150,000
     8              153,000       none     153,000         147,746           153,000
     9              140,000       none     153,000         155,133           155,133
    10              174,000       none     174,000         162,889           174,000
    11              141,000       none     174,000         171,034           174,000
    12              148,000       none     174,000         179,586           179,586
    13              208,000       none     208,000         188,565           208,000
    14              198,000       none     208,000         197,993           208,000
    15              203,000       none     208,000         207,893           208,000
-------------------------------------------------------------------------------------------

(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.


(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS 101

PLAN B -- LIFE ANNUITY WITH 10 YEARS CERTAIN

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:


                                    STANDARD PROVISIONS                                       IAB - MAX PROVISIONS
                 -------------------------------------------------------------------------------------------------------------------
 CONTRACT                            NEW TABLE(1)         OLD TABLE(1)                        NEW TABLE(1)          OLD TABLE(1)
ANNIVERSARY         ASSUMED       PLAN B - LIFE WITH   PLAN B - LIFE WITH    IAB - MAX     PLAN B - LIFE WITH    PLAN B - LIFE WITH
AT EXERCISE      CONTRACT VALUE   10 YEARS CERTAIN(2)  10 YEARS CERTAIN(2)  BENEFIT BASE  10 YEARS CERTAIN(2)    10 YEARS CERTAIN(2)
------------------------------------------------------------------------------------------------------------------------------------
     10             $174,000          $   772.56           $   774.30         $174,000         $   772.56            $   774.30
     11              141,000              641.55               642.96          174,000             791.70                793.44
     12              148,000              691.16               692.64          179,586             838.66                840.46
     13              208,000              996.32               998.40          208,000             996.32                998.40
     14              198,000              974.16               976.14          208,000           1,023.36              1,025.44
     15              203,000            1,025.15             1,027.18          208,000           1,050.40              1,052.48
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the 1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND

If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:


                              STANDARD PROVISIONS                                        IAB - MAX PROVISIONS
                 -------------------------------------------------------------------------------------------------------------------
 CONTRACT         ASSUMED        NEW TABLE(1)           OLD TABLE(1)                         NEW TABLE(1)          OLD TABLE(1)
ANNIVERSARY       CONTRACT       PLAN D - LAST          PLAN D - LAST       IAB - MAX        PLAN D - LAST         PLAN D - LAST
AT EXERCISE        VALUE     SURVIVOR NO REFUND(2)  SURVIVOR NO REFUND(2)  BENEFIT BASE  SURVIVOR NO REFUND(2) SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------------------
     10           $174,000          $629.88                $622.92           $174,000           $629.88               $622.92
     11            141,000           521.70                 516.06            174,000            643.80                636.84
     12            148,000           559.44                 553.52            179,586            678.83                671.65
     13            208,000           807.04                 796.64            208,000            807.04                796.64
     14            198,000           786.06                 778.14            208,000            825.76                817.44
     15            203,000           826.21                 818.09            208,000            846.56                838.24
------------------------------------------------------------------------------------------------------------------------------------

(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the 1983 Individual Annuity Mortality Table A" (Old Table). If you purchased a contract prior to June 19, 2006, the references to Old Table apply to your contract. If you purchased a contract on or after June 19, 2006, the references to New Table apply to your contract.

(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
102  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

APPENDIX L: CONDENSED FINANCIAL INFORMATION


(Unaudited)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each price level is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2005.

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                            2005      2004
---------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.07     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           76         6
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.13     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.09     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           18         2
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.02     $1.00

Accumulation unit value at end of period                                                       $1.05     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           15        --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.07     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.22     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          126         3
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.01     $1.00
Accumulation unit value at end of period                                                       $1.01     $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          241         7
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.06     $1.00
Accumulation unit value at end of period                                                       $1.18     $1.06
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.04     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          191         5
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.07     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                            3        --
---------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.00     $1.00
Accumulation unit value at end of period                                                       $1.01     $1.00
Number of accumulation units outstanding at end of period (000 omitted)                           63         3

*     Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond
      Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B.
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS 103

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                            2005      2004
---------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.06     $1.00

Accumulation unit value at end of period                                                       $1.10     $1.06
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.12     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                            9        --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.05     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           46         1
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.05     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.16     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.19     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          496         6
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.06     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                            3        --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.00     $1.00
Accumulation unit value at end of period                                                       $1.01     $1.00
Number of accumulation units outstanding at end of period (000 omitted)                          206         3
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.23     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           43        --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.23     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           33         3
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.04     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.05     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                            3        --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.06     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                            8        --
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.14     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
104  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                            2005      2004
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.00     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           82         2
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.12     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.17     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          105         3
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.07     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.08     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.04     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                            5        --
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.06     $1.00
Accumulation unit value at end of period                                                       $1.22     $1.06
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.06     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          139         4
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.07     $1.00
Accumulation unit value at end of period                                                       $1.21     $1.07
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.13     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           62        --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.03     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          265         5
---------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.16     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                            2        --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.06     $1.00
Accumulation unit value at end of period                                                       $1.17     $1.06
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.12     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                            2        --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS 105

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                            2005      2004
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.06     $1.00
Accumulation unit value at end of period                                                       $1.17     $1.06
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.00     $1.00

Accumulation unit value at end of period                                                       $1.01     $1.00
Number of accumulation units outstanding at end of period (000 omitted)                          105        --

*     The 7-day simple and compound yields for RiverSource(SM) Variable Portfolio
      - Cash Management Fund at Dec. 31, 2005 were 2.46% and 2.49%, respectively.
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.00     $1.00

Accumulation unit value at end of period                                                       $1.01     $1.00
Number of accumulation units outstanding at end of period (000 omitted)                           10        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.05     $1.00

Accumulation unit value at end of period                                                       $1.18     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          198        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.08     $1.00

Accumulation unit value at end of period                                                       $1.43     $1.08
Number of accumulation units outstanding at end of period (000 omitted)                           79         2
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.03     $1.00

Accumulation unit value at end of period                                                       $1.11     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.01     $1.00

Accumulation unit value at end of period                                                       $1.04     $1.01
Number of accumulation units outstanding at end of period (000 omitted)                           35        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.01     $1.00

Accumulation unit value at end of period                                                       $1.03     $1.01
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.06     $1.00

Accumulation unit value at end of period                                                       $1.19     $1.06
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.03     $1.00

Accumulation unit value at end of period                                                       $1.08     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           87         9

*     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into
      RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.03     $1.00

Accumulation unit value at end of period                                                       $1.07     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.04     $1.00

Accumulation unit value at end of period                                                       $1.13     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.01     $1.00

Accumulation unit value at end of period                                                       $1.02     $1.01
Number of accumulation units outstanding at end of period (000 omitted)                           --        --

*     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into
      RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
106  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                            2005      2004
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.02     $1.00

Accumulation unit value at end of period                                                       $1.06     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.04     $1.00

Accumulation unit value at end of period                                                       $1.04     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.00     $1.00

Accumulation unit value at end of period                                                       $1.01     $1.00
Number of accumulation units outstanding at end of period (000 omitted)                           25        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.05     $1.00

Accumulation unit value at end of period                                                       $1.10     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          149         5
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.06     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          343         8
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.22     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           20        --
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.09     $1.00
Accumulation unit value at end of period                                                       $1.30     $1.09
Number of accumulation units outstanding at end of period (000 omitted)                          115         4
---------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.14     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           82         2
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS 107

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                                            2005      2004
---------------------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.07     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                            6         1
---------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.13     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.08     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                            2        --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED SHARES PORTFOLIO (CLASS B) (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.02     $1.00

Accumulation unit value at end of period                                                       $1.04     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.06     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.21     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           28         1
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.01     $1.00
Accumulation unit value at end of period                                                       $1.01     $1.01
Number of accumulation units outstanding at end of period (000 omitted)                           50         3
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.06     $1.00
Accumulation unit value at end of period                                                       $1.18     $1.06
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.03     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           36        --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.07     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B* (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.00     $1.00
Accumulation unit value at end of period                                                       $1.01     $1.00
Number of accumulation units outstanding at end of period (000 omitted)                           16         1

*     Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond
      Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B.
---------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.06     $1.00

Accumulation unit value at end of period                                                       $1.09     $1.06
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.11     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
108  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                            2005      2004
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.04     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                            8        --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.04     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.15     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.18     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                          105        43
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.06     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.00     $1.00
Accumulation unit value at end of period                                                       $1.01     $1.00
Number of accumulation units outstanding at end of period (000 omitted)                           52         3
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.22     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           12        --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.23     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                            3        --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.03     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.04     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.06     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.13     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           33        33
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.00     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           19         1
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.11     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS 109

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                            2005      2004
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.16     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           18        --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.06     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.07     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.03     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.06     $1.00
Accumulation unit value at end of period                                                       $1.21     $1.06
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.05     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           63        35
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.07     $1.00
Accumulation unit value at end of period                                                       $1.20     $1.07
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.13     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.02     $1.00
Accumulation unit value at end of period                                                       $1.03     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           61        27
---------------------------------------------------------------------------------------------------------------
PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.15     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.16     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.11     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.06     $1.00
Accumulation unit value at end of period                                                       $1.17     $1.06
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
110  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                            2005      2004
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.00     $1.00

Accumulation unit value at end of period                                                       $1.01     $1.00
Number of accumulation units outstanding at end of period (000 omitted)                            4         1

*     The 7-day simple and compound yields for RiverSource(SM) Variable Portfolio - Cash
      Management Fund at Dec. 31, 2005 were 1.87% and 1.89%, respectively.
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.00     $1.00

Accumulation unit value at end of period                                                       $1.01     $1.00
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.05     $1.00

Accumulation unit value at end of period                                                       $1.17     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           51        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.08     $1.00

Accumulation unit value at end of period                                                       $1.42     $1.08
Number of accumulation units outstanding at end of period (000 omitted)                           15        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.03     $1.00

Accumulation unit value at end of period                                                       $1.10     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.01     $1.00

Accumulation unit value at end of period                                                       $1.03     $1.01
Number of accumulation units outstanding at end of period (000 omitted)                            9         1
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.01     $1.00

Accumulation unit value at end of period                                                       $1.02     $1.01
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.06     $1.00

Accumulation unit value at end of period                                                       $1.18     $1.06
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND* (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.03     $1.00

Accumulation unit value at end of period                                                       $1.07     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           15         2

*     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM)
      Variable Portfolio - Large Cap Equity Fund on March 17, 2006.
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP VALUE FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.03     $1.00

Accumulation unit value at end of period                                                       $1.06     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.04     $1.00

Accumulation unit value at end of period                                                       $1.12     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R)* (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.01     $1.00

Accumulation unit value at end of period                                                       $1.01     $1.01
Number of accumulation units outstanding at end of period (000 omitted)                           --        --

*     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM)
      Variable Portfolio - Large Cap Equity Fund on March 17, 2006.
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.02     $1.00

Accumulation unit value at end of period                                                       $1.05     $1.02
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS 111

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                                            2005      2004
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.04     $1.00

Accumulation unit value at end of period                                                       $1.03     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.00     $1.00

Accumulation unit value at end of period                                                       $1.00     $1.00
Number of accumulation units outstanding at end of period (000 omitted)                           --        --
---------------------------------------------------------------------------------------------------------------
RIVERSOURCE(SM) VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)

Accumulation unit value at beginning of period                                                 $1.05     $1.00

Accumulation unit value at end of period                                                       $1.09     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                           29        --
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.03     $1.00
Accumulation unit value at end of period                                                       $1.05     $1.03
Number of accumulation units outstanding at end of period (000 omitted)                           72         1
---------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.05     $1.00
Accumulation unit value at end of period                                                       $1.21     $1.05
Number of accumulation units outstanding at end of period (000 omitted)                            4         1
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.08     $1.00
Accumulation unit value at end of period                                                       $1.30     $1.08
Number of accumulation units outstanding at end of period (000 omitted)                           22        --
---------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES (11/15/2004)
Accumulation unit value at beginning of period                                                 $1.04     $1.00
Accumulation unit value at end of period                                                       $1.14     $1.04
Number of accumulation units outstanding at end of period (000 omitted)                           17        --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
112  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY
AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts ..............................................  p. 3
Rating Agencies ..........................................................  p. 4
Revenues Received During Calendar Year 2005 ..............................  p. 4
Principal Underwriter ....................................................  p. 5
Independent Registered Public Accounting Firm ............................  p. 5
Condensed Financial Information (Unaudited) ..............................  p. 6
Financial Statements


--------------------------------------------------------------------------------
                    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY -- ISSUED BY AMERICAN CENTURION LIFE ASSURANCE COMPANY -- PROSPECTUS 113

RIVERSOURCE [LOGO](SM)
        Annuities

American Centurion Life Assurance Company
20 Madison Ave. Ext.
P.O.Box 5555
Albany, NY 12205-0555
(800) 504-0469



 Ameriprise Financial Services, Inc. (Distributor), Member NASD, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). RiverSource(SM)
  insurance and annuity branded products are issued by American Centurion Life
        Assurance Company, Albany, NY, an Ameriprise Financial company.


            (C) 2006 Ameriprise Financial, Inc. All rights reserved.


45313 H (6/06)

PART B.

Statement of Additional Information filed electronically as Part B to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051, filed on or about April 28, 2006, is incorporated herein by reference.

PART C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          Financial Statements filed electronically as Item 24(a) to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051, filed on or about April 28, 2006, are incorporated herein by reference.

     (b)  Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 276 subaccounts dated August 23, 2004 filed electronically on or about Dec. 3, 2004 as Exhibit 1.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-101051 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically on or about April 28, 2006 as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No.333-101051 is incorporated herein by reference.

2.   Not applicable.

3.   Form of Variable Annuity Distribution Agreement filed electronically as
     Exhibit 3 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.1 Form of Flexible Payment Deferred Annuity Contract (form 45054), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.2 Form of Annuity Endorsement (form 45065) filed on or about June 22, 1998, filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

4.3 Form of Non-qualified Variable Annuity contract (form 272250) filed electronically as Exhibit 4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.4 Form of IRA contract (form 272251) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.5 Form of SEP-IRA contract (form 272252) filed electronically as Exhibit 4.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.6 Form of TSA-401 contract (form 272253) filed electronically as Exhibit 4.6 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.7 Form of Maximum Anniversary Value Death Benefit rider (form 272255) filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.8 Form of Guaranteed Minimum Income Benefit rider-MAV (form 272256) filed electronically as Exhibit 4.8 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit rider-6% Rising Floor (form 272257) filed electronically as Exhibit 4.9 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.10 Form of Performance Credit rider (form 272258) filed electronically as
     Exhibit 4.10 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.11 Form of Deferred Annuity Contract (form 272877) filed electronically as
     Exhibit 4.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.12 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDP) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.13 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base) (form 272873) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 272874) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit (form 272875-NY) filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.18 Form of Annuity Endorsement - Tax Sheltered Annuity (form 272865) filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.19 Form of Annuity Endorsement - 401(a) (form 272866) filed electronically as
     Exhibit 4.19 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.20 Form of Annuity Endorsement - Unisex Endorsement (form 272867) filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.21 Form of Annuity Endorsement - IRA and SEP IRA (form 272170) filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.22 Form of Annuity Endorsement - Roth IRA (form 272171) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.23 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDPIN3) filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.24 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-NY) filed electronically as Exhibit 4.24 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.25 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568-NY) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.26 Form of Non-qualified Fixed and Variable Annuity contract (form 273954-NY) filed as Exhibit 4.26 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

4.27 Form of Contract Data Page to Nonqualified Fixed and Variable Annuity Contract (form 273954-NYDPINN) filed as Exhibit 4.27 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

4.28 Form of Contract Data Page to Fixed and Variable Annuity Contract (form 273954-NYDPEND) filed as Exhibit 4.28 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

4.29 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 273961-NY) filed as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

4.30 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base) (form 273962-NY) filed as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

4.31 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 273963-NY) filed as Exhibit 4.31 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

4.32 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (form 273959-NY) filed as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

4.33 Form of Annuity Endorsement - Tax Sheltered Annuity (form 274192-NY) filed as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

4.34 Form of Annuity Endorsement - 401(a) (form 274193-NY) filed as Exhibit 4.34 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 333-101051 is filed electronically herewith.

4.35 Form of Annuity Endorsement - Unisex Endorsement (form 273964-NY) filed as
     Exhibit 4.35 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

4.36 Form of Annuity Endorsement - IRA and SEP IRA (form 274190-NY) filed as
     Exhibit 4.36 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

4.37 Form of Annuity Endorsement - Roth IRA (form 274191-NY) filed as Exhibit
     4.37 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

4.38 Form of IRA 10 Day Return of Payment "Free Look" Sticker (form 271866-NY) filed as Exhibit 4.38 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

5.1 Application for American Centurion Life Variable Annuity (form 45055), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

5.2  Form of Variable Annuity Application (form 272254) filed electronically as
     Exhibit 5.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

5.3 Form of Variable Annuity Application (form 272885 - NY) filed electronically as Exhibit 5.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

5.4  Form of Variable Annuity Application (273635-NY) filed electronically as
     Exhibit 5.4 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

5.5  Form of Asset Allocation Program Enrollment Form (form 274077), filed as
     Exhibit 5.5 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

5.6  Form of Fixed and Variable Annuity Application (form 273971-NY) filed as
     Exhibit 5.6 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

5.7  Form of Fixed and Variable Annuity Application (form 273973-NY) filed as
     Exhibit 5.7 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

5.8  Form of Asset Allocation Program Enrollment Form (274122) filed as Exhibit
     5.8 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 is filed electronically herewith.

6.1 Amended and Restated By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.2 Amended and Restated Articles of Incorporation of American Centurion Life Assurance Company, filed electronically as Exhibit 6.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.3 Emergency By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.4 Amended and Restated By-Laws of American Centurion Life Assurance Company filed electronically as Exhibit 6.4 to the Initial Registration Statement No. 333-101051, filed on or about November 6, 2002, is incorporated herein by reference.

7.   Not applicable.

8.1 Copy of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Centurion Life Assurance Company and American Express Financial Advisors Inc., dated October 30, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.2 Form of Extension of Participation Agreement Termination date among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global Inc., dated October 20, 1998, and Copy of Notice of Termination of Participation Agreement among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global, Inc., dated August 25, 1998, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among American Centurion Life Assurance Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global, Inc., dated May 30, 1997, filed electronically as Exhibit 8.3 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.3 Copy of Participation Agreement by and among MFS Variable Insurance Trust and American Centurion Life Assurance Company and Massachusetts Financial Services Company, dated February 1, 2003, filed electronically as Exhibit
     8.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about April 24, 2003 is incorporated by reference.

8.4 Copy of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc., and American Centurion Life Assurance Company, dated September 4, 1998, filed electronically to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.5 Copy of Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and American Centurion Life Assurance Company dated as of August 1, 2005 filed on or about April 28, 2006 as Exhibit 8.4 to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Auditors for RiverSource Endeavor Select(SM) Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Auditors for RiverSource Innovations(SM) Select Variable Annuity is filed electronically herewith.

11.  None.

12.  Not applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated Oct. 21, 2005 filed as Exhibit 13.1 to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051 is incorporated by reference.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, filed as Exhibit 13.2 to Post-Effective Amendment No. 7 to Registration Statement No. 333-101051 is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (American Centurion Life Assurance Company)

Name                            Principal Business Address*                  Positions and Offices with Depositor
------------------------------- -------------------------------------------- ------------------------------------------
Gumer C. Alvero                 1765 Ameriprise Financial Center             Director, Vice President -
                                Minneapolis, MN 55474                        Annuities

Timothy V. Bechtold             249 Ameriprise Financial Center              Director, President and Chief
                                Minneapolis, MN 55474                        Executive Officer

Walter S. Berman                                                             Vice President and Treasurer

Maureen A. Buckley              20 Madison Ave. Extension                    Director, Vice President, Chief
                                P.O. Box 5555                                Operating Officer, Consumer Affairs
                                Albany, NY  12205-0555                       Officer, Claims Officer and Anti-Money Laudering
                                                                             Officer

Rodney P. Burwell               Xerxes Corporation                           Director
                                7901 Xerxes Ave. So.
                                Suite 201
                                Bloomington, MN 55431-1253
Richard N. Bush                 172 Ameriprise Financial Center              Senior Vice President - Corporate Tax
                                Minneapolis, MN 55474

Robert R. Grew                  Carter, Ledyard & Milburn                    Director
                                2 Wall Street
                                New York, NY  10005-2072

Martin T. Griffin               172 Ameriprise Financial Center              Director
                                Minneapolis, MN 55474

Ronald L. Guzior                Bollam, Sheedy, Torani                       Director
                                & Co. LLP CPA's
                                26 Computer Drive West
                                Albany, NY 12205

Gregory C. Johnson                                                           Director

Michelle M. Keeley              257 Ameriprise Financial Center              Vice President - Investments
                                Minneapolis, MN 55474

Jean B. Keffeler                3820 Grand Way Apt. 409                      Director
                                Saint Louis Park, MN  55416

Eric L. Marhoun                 50605 Ameriprise Financial Center            General Counsel
                                Minneapolis, MN  55474

Thomas R. McBurney              4900 IDS Center                              Director
                                80 South Eighth Street
                                Minneapolis, MN  55402

Jeryl A. Millner                138 Ameriprise Financial Center              Director
                                Minneapolis, MN 55474

Mary Ellyn Minenko              50607 Ameriprise Financial Center            Counsel and Assistant Secretary
                                Minneapolis, MN 55474

Thomas W. Murphy                264 Ameriprise Financial Center              Vice President - Investments
                                Minneapolis, MN 55474

Thomas V. Nicolosi              Suite 220                                    Director
                                500 Mamaroneck Avenue
                                Harrison, NY  10528

Julie A. Ruether                                                             Chief Compliance Officer, Assistant Secretary

David K. Stewart                                                             Vice President and Controller

Heather M. Somers                                                            Assistant General Counsel and
                                                                             Assistant Secretary

Beth E. Weimer                                                               Chief Compliance Officer -
                                                                             Insurance Special Accounts

Michael R. Woodward             32 Ellicot St.                               Director
                                Suite 100
                                Batavia, NY  14020

* Unless otherwise noted, the principal business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 27. Number of Contract owners

         As of March 31, 2006, there were 1,323 nonqualified and __ qualified contracts in the ACL Variable Annuity Account 2.


Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

        AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP
        Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income
        Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series,
        Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
        High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP
        International Series, Inc.; AXP Investment Series, Inc.; AXP Managed
        Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market
        Series, Inc.; AXP Partners Series, Inc.; AXP Partners International
        Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP
        Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock
        Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.;
        AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust;
        Income Trust; World Trust; Ameriprise Certificate Company; Advisory
        Hedged Opportunity Fund.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                        Position and Offices with
         Business Address*                         Underwriter
         Gumer C. Alvero                           Vice President - General
                                                   Manager Annuities

         Ward D. Armstrong                         Senior Vice President -
                                                   Retirement Services and
                                                   Riversource Investments

         John M. Baker                             Vice President - Chief
                                                   Client Service Officer

         Timothy V. Bechtold                       Vice President -
                                                   Insurance Products

         Arthur H. Berman                          Senior Vice President and Treasurer

         Walter S. Berman                          Director

         Robert C. Bloomer                         Vice President - Technologies III

         Leslie H. Bodell                          Vice President - Technologies I

         Rob Bohli                                 Group Vice President -
         10375 Richmond Avenue #600                South Texas
         Houston, TX 77042

         Walter K. Booker                          Group Vice President -
         61 South Paramus Road                     New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -
         1333 N. California Blvd.,                 Northern California
         Suite 200
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund
                                                   Business Development

         Richard N. Bush                           Senior Vice President -
                                                   Corporate Tax

         Uzma S. Burki                             Vice President - Organizational
                                                   & Talent Development

         Kenneth J. Ciak                           Vice President and
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty
         Green Bay, WI 54304

         Paul A. Connolly                          Vice President - RL HR/US Retail

         James M. Cracchiolo                       Director, Chairman of the Board
                                                   and Chief Executive Officer

         Colleen Curran                            Vice President and
                                                   Assistant General Counsel

         Luz Maria Davis                           Vice President - Employee
                                                   Communications

         Scott M. DiGiammarino                     Group Vice President -
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore
         Pike
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales

         Kenneth Dykman                            Group Vice President -
         625 Kenmor Ave South East                 Greater Michigan
         Suite 301
         Grand Rapids, MI 49546

         William V. Elliot                         Vice President - Financial
                                                   Planning and Advice

         William J. Emptage                        Vice President - Strategic Planning

         Benjamin R. Field                         Vice President - Finanace
                                                   Education and Planning Services

         Gordon M. Fines                           Vice President - Senior
                                                   Portfolio Manager I

         Giunero Floro                             Vice President - Creative
                                                   Services

         Terrence J. Flynn                         Vice President - Brokerage
                                                   Clearing Operations

         Jeffrey P. Fox                            Vice President - Investment
                                                   Accounting

         Peter A. Gallus                           Vice President - CAO - Investment
                                                   Management

         Laura C. Gagnon                           Vice President - Investor Relations

         Gary W. Gassmann                          Group Vice President -
         2677 Central Park Boulevard               Detroit Metro
         Suite 350
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -
                                                   Minnesota/Iowa

         Martin T. Griffin                         Vice President and National Sales
                                                   Manager External Channel

         Steven Guida                              Vice President -
                                                   New Business and Service

         Teresa A. Hanratty                        Senior Vice President -
         Suites 6&7                                Field Management
         169 South River Road
         Bedford, NH 03110

         Janis K. Heaney                           Vice President -
                                                   Incentive Management

         Brian M. Heath                            Director, President
         Suite 150
         801 E. Campbell Road
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -
         655 Metro Place South                     Ohio Valley
         Suite 570
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -
         830 Crescent Centre Drive                 Mid South
         Suite 490
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -
                                                   Human Resources

         Debra A. Hutchinson                       Vice President - Technologies I

         Theodore M. Jenkin                        Group Vice President -
         6000 Freedom Square Drive                 Steel Cities
         Suite 300
         Cleveland, OH 44131

         James M. Jensen                           Vice President -
                                                   Compensation and Licensing
                                                   Services

         Gregory C. Johnson                        Group Vice President -
         4 Atrium Drive, #100                      Upstate New York/Vermont
         Albany, NY 12205

         Jody M. Johnson                           Group Vice President -
                                                   Twin Cities Metro

         Nancy E. Jones                            Vice President - Advisor
                                                   Marketing

         William A. Jones                          Vice President - Technologies III

         John C. Junek                             Senior Vice President and
                                                   General Counsel

         Ora J. Kaine                              Vice President -
                                                   Retail Distribution Services

         Michelle M. Keeley                        Senior Vice President -
                                                   Fixed Income

         Raymond G. Kelly                          Group Vice President -
         Suite 250                                 Northern Texas
         801 East Campbell Road
         Richardson, TX 75081

         Claire Kolmodin                           Vice President - Strategic
                                                   Initiatives

         Neysa A. Alecu                            Anti-Money Laundering Officer

         Benji Orr                                 Deputy Anti-Money Laundering
                                                   Officer

         Lori J. Larson                            Vice President - Advisor
                                                   Field Force Growth and
                                                   Retention

         Daniel E. Laufenberg                      Vice President - Chief
                                                   U.S. Economist

         Jane W. Lee                               Vice President - General
                                                   Manager Platinum Financial
                                                   Services

         Catherine M. Libbe                        Vice President - Marketing
                                                   & Product Retirement Services

         Diane D. Lyngstad                         Chief Financial Officer and
                                                   Vice President - Comp and
                                                   Licensing Services

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution

         Andrew J. MacMillan                       Senior Vice President - Corporate
                                                   Communications & Government Affairs

         Timothy J. Masek                          Vice President -
                                                   Fixed Income Research

         Frank A. McCarthy                         Vice President - External
                                                   Products Group and Personal
                                                   Trust Services

         Brian J. McGrane                          Vice President and LFO
                                                   Officer - Finance

         Dean O. McGill                            Group Vice President -
         11835 W. Olympic Blvd                     Los Angeles Metro
         Suite 900 East
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National
                                                   Sales Manager for Distribution

         Sarah M. McKenzie                         Vice President - Managed and
                                                   Brokerage Products

         Penny J. Meier                            Vice President - Business
                                                   Transformation/Six Sigma

         Paula R. Meyer                            Senior Vice President and
                                                   General Manager - Mutual Funds

         Rebecca A. Nash                           Vice President - Service
                                                   Operations

         Thomas V. Nicolosi                        Group Vice President -
         Suite 220                                 New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY 10528

         Patrick H. O'Connell                      Group Vice President -
         Commerce Center One                       Southern New England
         333 East River
         Hartford, CT 06108-4200

         Francois B. Odouard                       Vice President - Brokerage

         Michael J. O'Keefe                        Vice President -
                                                   Advisory Business Systems

         Geoffery Oprandy                          Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ 85028

         Douglas J. Parish                         General Auditor

         Kristi L. Petersen                        Vice President - One Account
                                                   and Cash

         John G. Poole                             Group Vice President -
         14755 North Outer Forty Road              Gateway/Springfield
         Suite 500
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -
         2 Constitution Plaza                      New England
         Charlestown, MA 02129

         Michael J. Rearden                        Group Vice President -
         1800 S. Pine Island Road, Suite 510       Southern Florida
         Plantation, FL 33324

         Ralph D. Richardson III                   Group Vice President -
         Suite 100                                 Carolinas
         5511 Capital Center Drive
         Raleigh, NC 27606

         Mark A. Riordan                           Vice President - Finance
                                                   Emerging Technologies

         Maximillian G. Roth                       Group Vice President -
         1400 Lombardi Avenue                      Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI 54304

         Andrew C. Schell                          Vice President - Strategy
                                                   and Planning

         Gary A. Scott                             Vice President - Client
                                                   Acquisition Marketing and
                                                   Services

         Jacqueline M. Sinjem                      Vice President - Plan
                                                   Sponsor Services

         Martin S. Solhaug                         Vice President - International
                                                   Comp and Benefits

         Albert L. Soule                           Group Vice President -
         6925 Union Park Center                    Western Frontier
         Suite 200
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -
                                                   Client Service Organization

         Kathy Stalwick                            Vice President

         Paul J. Stanislaw                         Group Vice President -
         Suite 1100                                Southern California/Hawaii
         Two Park Plaza
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -
                                                   Marketing Officer
                                                   Development

         David K. Stewart                          Vice President and Controller

         Jeffrey J. Stremcha                       Vice President - Technologies I

         John T. Sweeney                           Vice President, Lead Financial
                                                   Officer - Banking, Brokerage
                                                   and Managed Products

         Joseph E. Sweeney                         Senior Vice President,
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking

         Craig P. Taucher                          Group Vice President -
         Suite 150                                 Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -
         601 108th Ave North East                  Pacific Northwest
         Suite 1800
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and
                                                   Chief Investment Officer

         George F. Tsafaridis                      Vice President - Quality &
                                                   Service Support

         Janet M. Vandenbark                       Group Vice President -
         3951 Westerre Parkway, Suite 250          Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                 Vice President - Technologies III

         Peter S. Velardi                          Senior Vice President -
                                                   Field Management

         Andrew O. Washburn                        Vice President -
                                                   Mutual Fund Marketing

         Donald F. Weaver                          Group Vice President -
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware
         Camp Hill, PA 17011

         Beth E. Weimer                            Vice President and
                                                   Chief Compliance Officer - Asset
                                                   Management and Insurance

         Phil Wentzel                              Vice President - Finance

         Robert K. Whalen                          Group Vice President -
         939 West North Ave                        Chicago Metro
         Chicago, IL 60606

         Jeffrey A. Williams                       Senior Vice President -
                                                   Cross-Sell/Strategic
                                                   Management

         William J. Williams                       Senior Vice President -
                                                   Field Management

         Dianne L. Wilson                          Vice President - Insurance
                                                   Operations

         Gayle W. Winfree                          Group Vice President -
         1 Galleria Blvd. Suite 1900               Delta States
         Metairie, LA 70001

         Abraham L. Wons                           Vice President - Investments Risk
                                                   Management

         Michael R. Woodward                       Senior Vice President -
         32 Ellicott St                            Field Management
         Suite 100
         Batavia, NY 14020

         John R. Woerner                           Senior Vice President - Strategic
                                                   Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

                     NET
                     UNDERWRITING
NAME OF PRINCIPAL    DISCOUNTS AND    COMPENSATION     BROKERAGE
UNDERWRITER          COMMISSIONS      ON REDEMPTION    COMMISSIONS  COMPENSATION
American Express     $1,203,286          None             None          None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Centurion Life Contract Owner Service at the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 16th day of June, 2006.

                               ACL VARIABLE ANNUITY ACCOUNT 2
                                       (Registrant)

                                    By American Centurion Life Assurance Company
                                    --------------------------------------------
                                                     (Sponsor)

                                    By /s/  Timothy V. Bechtold*
                                      ------------------------------------------
                                            Timothy V. Bechtold
                                            President and Chief
                                            Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 16th day of June, 2006.

Signature                            Title

/s/ Gumer C. Alvero*                 Director and Vice President - Annuities
    ----------------------
    Gumer C. Alvero

/s/ Timothy V. Bechtold*             Director, President and Chief Executive
    ----------------------           Officer
    Timothy V. Bechtold              (Chief Executive Officer)

/s/ Maureen A. Buckley*              Director, Vice President, Chief Operating
    ----------------------           Officer, Consumer Affairs Officer, Claims
    Maureen A. Buckley               Officer and Money Laundering Prevention
                                     Officer

/s/ Rodney P. Burwell*               Director
    ----------------------
    Rodney P. Burwell

/s/ Robert R. Grew*                  Director
    ----------------------
    Robert R. Grew

/s/ Martin T. Griffin*               Director
    ----------------------
    Martin T. Griffin

/s/ Ronald L. Guzior*                Director
    ----------------------
    Ronald L. Guzior

/s/ Gregory C. Johnson*              Director
    ----------------------
    Gregory C. Johnson

/s/ Jean B. Keffeler*                Director
    ----------------------
    Jean B. Keffeler

/s/ Thomas R. McBurney*              Director
    ----------------------
    Thomas R. McBurney

/s/ Jeryl A. Millner*                Director
    ----------------------
    Jeryl A. Millner

/s/ Thomas V. Nicolosi*              Director
    ----------------------
    Thomas V. Nicolosi

/s/ David K. Stewart**               Vice President and Controller
    ----------------------           (Principal Accounting Officer)
    David K. Stewart                 (Principal Financial Officer)

/s/ Michael R. Woodward*             Director
    ----------------------
    Michael R. Woodward


 * Signed pursuant to Power of Attorney, dated Oct. 21, 2005, filed electronically as Exhibit 13.1 to Post-Effective Amendment No. 12
     to Registration Statement No. 333-101051, filed on or about April 28, 2006, by:

** Signed pursuant to Power of Attorney, dated July 7, 2004, filed electronically as Exhibit 13.2 to Post-Effective Amendment No. 7 to Registration Statement No. 333-101051, filed on or about November 3, 2004, by:


By: /s/ Mary Ellyn Minenko
    -------------------------------------
        Mary Ellyn Minenko
        Assistant General Counsel

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 13 TO
                     REGISTRATION STATEMENT NO. 333-101051

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectuses for:
             RiverSource Endeavor Select(SM) Variable Annuity
             RiverSource Innovations(SM) Select Variable Annuity

Part B.

         Combined Statement of Additional Information for:
             ACL Variable Annuity Account 2 -
             RiverSource Endeavor Select(SM) Variable Annuity
             RiverSource Innovations(SM) Select Variable Annuity
             RiverSource Innovations(SM) Variable Annuity

         filed electronically as Part B to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051, filed on or about April 28, 2006, is incorporated herein by reference.

Part C.

         Other Information.

         The signatures.

         Exhibits